--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 31, 2006
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]

                              SEASONS SERIES TRUST
                     (CLASS 1, CLASS 2 AND CLASS 3 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   STRATEGIC FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   ALLOCATION GROWTH PORTFOLIO
-   ALLOCATION MODERATE GROWTH PORTFOLIO
-   ALLOCATION MODERATE PORTFOLIO
-   ALLOCATION BALANCED PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     36

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     43
           Investment Strategies......................................     43
           Additional Information about the Seasons Portfolios........     43

GLOSSARY..............................................................     54
           Investment Terminology.....................................     54
           About the Indices..........................................     58
           Risk Terminology...........................................     59

MANAGEMENT............................................................     62
           Investment Adviser and Manager.............................     62
           Portfolio Management.......................................     64
           Information about the Subadvisers..........................     67
           Custodian, Transfer and Dividend Paying Agent..............     75
           Payments in Connection with Distribution...................     75
           Legal Proceedings..........................................     75

ACCOUNT INFORMATION...................................................     77
           Service Fees...............................................     77
           Transaction Policies.......................................     77
           Dividend Policies and Taxes................................     78
           Frequent Purchases and Redemptions of Shares...............     79
           Portfolio Holdings.........................................     79

FINANCIAL HIGHLIGHTS..................................................     80

FOR MORE INFORMATION..................................................     95

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 43, and the glossary that follows on page 54.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica" or the "Adviser"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

EIGHTEEN OF THE PORTFOLIOS, WHICH WE CALL THE "SEASONS SELECT PORTFOLIOS," THE "SEASONS FOCUSED PORTFOLIOS," AND THE "SEASONS MANAGED ALLOCATION PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

EACH SEASONS MANAGED ALLOCATION PORTFOLIO IS STRUCTURED AS A "FUND-OF-FUNDS" WHICH MEANS THAT IT PURSUES ITS INVESTMENT GOAL BY INVESTING ITS ASSETS IN A COMBINATION OF THE SEASONS SELECT PORTFOLIOS AND THE SEASONS FOCUSED PORTFOLIOS (COLLECTIVELY, THE "UNDERLYING PORTFOLIOS").

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. Each Seasons Managed Allocation
    Portfolio invests its assets in a combination of the Underlying Portfolios rather than investing directly in stocks, bonds, cash and other investments. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     A Portfolio's investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days' notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                            PRINCIPAL
        PORTFOLIO              INVESTMENT GOAL         INVESTMENT STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment goal. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

                               SEASONS PORTFOLIOS

 ---------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL       PRINCIPAL INVESTMENT STRATEGY
 ---------------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ---------------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily through
  DIVERSIFIED GROWTH                                 a strategic allocation of
  PORTFOLIO                                          approximately 80% (with a
                                                     range of 65-95%) of its
                                                     assets in equity securities
                                                     and approximately 20% (with a
                                                     range of 5-35%) of its assets
                                                     in fixed income securities
 ---------------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal circumstances,
                           appreciation, with a      invests at least 80% of net
                           secondary objective of    assets in common stocks
                           increasing dividend
                           income
 ---------------------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus"), Lord, Abbett & Co. LLC ("Lord Abbett") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/LORD ABBETT/SUNAMERICA component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

---------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                   BALANCED     FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      COMPONENT/     COMPONENT/
                                       COMPONENT/    COMPONENT/   LORD ABBETT/    WELLINGTON
                                       SUNAMERICA      JANUS       SUNAMERICA     MANAGEMENT
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%        14%/6%            20%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%      12.6%/5.4%          36%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%        14%/14%           54%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%       8.5%/8.5%          75%
---------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.


"NET ASSETS" will take into account any borrowing for investment purposes.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.
                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  STRATEGIC FIXED INCOME   high level of current     under normal
  PORTFOLIO                income and, secondarily,  circumstances, invests
                           capital appreciation      at least 80% of net
                           over the long term        assets in multiple
                                                     sectors of the fixed
                                                     income market, including
                                                     high yield bonds,
                                                     foreign government and
                                                     corporate debt
                                                     securities from
                                                     developed and emerging
                                                     markets, mortgage-backed
                                                     securities and U.S.
                                                     government, agency and
                                                     investment grade
                                                     securities
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers (except for the Strategic Fixed Income Portfolio), unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. With respect to the Strategic Fixed Income Portfolio, SunAmerica intends to allocate the Portfolio's assets, including new cash, between the three Managers with approximately 40% each to the two Managers responsible for
                                                            Seasons Series Trust
subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio subject to the allocation described above for the Strategic Fixed Income Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Managed Allocation Portfolios.

                         SEASONS MANAGED ALLOCATION PORTFOLIOS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                  PRINCIPAL                   PRINCIPAL
       PORTFOLIO           INVESTMENT GOAL   INVESTMENT STRATEGY        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------
 ALLOCATION GROWTH        long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  80% of its net assets in equity
                                                                  portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 GROWTH PORTFOLIO         appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  30% and no more than 90% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 10% and no
                                                                  more than 70% of its net assets in
                                                                  fixed income portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          moderate current                        Portfolios. Under normal
                          income                                  circumstances, invests at least
                                                                  20% and no more than 80% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 20% and no
                                                                  more than 80% of its net assets in
                                                                  fixed income portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION BALANCED      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          current income                          Portfolios. Under normal
                                                                  circumstances, invests no more
                                                                  than 70% of its net assets in
                                                                  equity portfolios.
----------------------------------------------------------------------------------------------------

Seasons Series Trust

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT TECHNIQUES OF THE SEASONS MANAGED ALLOCATION PORTFOLIOS.

The Seasons Managed Allocation Portfolios may invest in a combination of the following Underlying Portfolios: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus Growth and Income Portfolio, Focus Value Portfolio, and Focus TechNet Portfolio. However, the Seasons Managed Allocation Portfolios may not utilize all of the available Underlying Portfolios to meet their investment goals. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for each Seasons Managed Allocation Portfolio.

For each Seasons Managed Allocation Portfolio, the Manager determines a target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, emerging markets), mortgages, and cash equivalents. Based on these target asset class allocations, the Manager determines a range and a target portfolio allocation in which each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios. The Manager may change the asset allocation ranges and the percentage invested in any of the Underlying Portfolios from time to time. The following chart reflects the percentage in which each Seasons Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2006.

------------------------------------------------------------------------------------------------
                                                    ALLOCATION
                                    ALLOCATION       MODERATE       ALLOCATION      ALLOCATION
                                      GROWTH          GROWTH         MODERATE        BALANCED
            PORTFOLIO                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO            17.6%           15.2%           12.8%           11.9%
------------------------------------------------------------------------------------------------
 FOCUS GROWTH PORTFOLIO                 4.0%            3.5%            3.0%            2.0%
------------------------------------------------------------------------------------------------
 LARGE CAP VALUE PORTFOLIO             19.7%           16.9%           15.0%           13.1%
------------------------------------------------------------------------------------------------
 FOCUS VALUE PORTFOLIO                  5.1%            4.1%            3.6%            2.6%
------------------------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO               2.5%            2.0%            2.0%            1.5%
------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO                3.5%            3.0%            3.0%            3.1%
------------------------------------------------------------------------------------------------
 SMALL CAP PORTFOLIO                   14.2%           12.2%            7.7%            3.1%
------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO        28.6%           23.6%           18.6%           13.5%
------------------------------------------------------------------------------------------------
 DIVERSIFIED FIXED INCOME
 PORTFOLIO                              1.9%           12.6%           17.6%           25.5%
------------------------------------------------------------------------------------------------
 STRATEGIC FIXED INCOME PORTFOLIO       2.9%            6.8%           11.8%           13.8%
------------------------------------------------------------------------------------------------
 CASH MANAGEMENT PORTFOLIO               --              --             4.9%            9.9%
------------------------------------------------------------------------------------------------

Due to market movements, portfolio management decisions or cash flow considerations, the Manager may determine that a Seasons Managed Allocation Portfolio's investments in the Underlying Portfolios requires adjustments in order to meet its target asset class allocation. Generally, the Manager will manage the investments among the Underlying Portfolios for each Seasons Managed Allocation Portfolio to match its target asset class allocation and to rebalance assets back to the target asset class allocation as it deems necessary.

                                                            Seasons Series Trust

As an investor in a Seasons Managed Allocation Portfolio, you pay the expenses of such Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Seasons Managed Allocation Portfolio invests.

For more complete information about the investment strategies and techniques of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest, see the charts beginning on page 44.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The performance of the Seasons Managed Allocation Portfolios directly reflects the performance of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest. Therefore, the performance of a Seasons Managed Allocation Portfolio depends both on its allocation among the Underlying Portfolios and the Underlying Portfolios' ability to meet their investment goals. The Manager may not accurately assess the attractiveness or risk potential of particular Underlying Portfolios, asset classes, or investment styles.

     The following section describes the principal risks of each Portfolio. The charts beginning on page 44 also describe various additional risks. Each Seasons Managed Allocation Portfolio is also exposed to the risks of the Underlying Portfolios.

     Management Risks

     Each Seasons Managed Allocation Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of Seasons Managed Allocation Portfolio assets among the Underlying Portfolios may not produce the desired result. Similarly, each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. Each Seasons Managed Allocation Portfolio may invest in certain Underlying Portfolios that invest in equity securities ("Underlying Equity Portfolios"), and the Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios invest primarily in Underlying Equity Portfolios. The Seasons Managed Allocation Portfolios are subject to the risks of changing market conditions generally. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities or the Seasons Managed Allocation Portfolio's allocation to Underlying Equity Portfolios increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH,

Seasons Series Trust

     LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME AND FOCUS TECHNET PORTFOLIOS (certain of such Portfolios are Underlying Equity Portfolios).

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS GROWTH AND INCOME, FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS. Each of these Portfolios is an Underlying Equity Portfolio.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in certain Underlying Portfolios in which a component of such Underlying Portfolios is managed to track the performance of an index.

     Risks of Investing in Technology Companies

     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies. Technology company risk will also affect the MID CAP GROWTH PORTFOLIO. Each of the Seasons Managed Asset Allocation Portfolios may invest in an Underlying Portfolio which may invest in technology companies.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET
     ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in an Underlying Portfolio which invests in bonds (Diversified Fixed Income and Strategic Fixed Income Portfolios) (each, an "Underlying Fixed Income Portfolio"). The Seasons Managed Allocation Portfolios are subject to the risks to which an Underlying Fixed Income Portfolio is exposed.

                                                            Seasons Series Trust

     As with any bond fund, the value of your investment in these Portfolios or the Seasons Managed Allocation Portfolios (as by virtue of their Underlying Portfolios) may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in Underlying Portfolios that may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Emerging Market Countries

     The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Each Seasons Managed Allocation Portfolio may invest in the Underlying Portfolios that may invest in issuers in emerging market countries.

Seasons Series Trust

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in Underlying Portfolios that may invest in stocks of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, MID-CAP GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

     Performance information is not included for the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio since they have not been in existence for at least one calendar year.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

2004........................................................     10.46%

2005........................................................     10.40%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.57%.
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS                         PAST        PAST           RETURN SINCE
        (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)            ONE YEAR    FIVE YEAR        INCEPTION(7)
---------------------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                               10.40%       -0.47%             9.13%
                                    Class 2                           10.28%       -0.62%            -2.38%
                                    Class 3                           10.10%         N/A             13.05%
---------------------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                                 4.91%        0.54%             7.59%
             Class 2                                                   4.91%        0.54%            -0.21%
             Class 3                                                   4.91%         N/A             13.20%
---------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1                       2.43%        5.87%             6.68%
                                            Class 2                    2.43%        5.87%             6.41%
                                            Class 3                    2.43%         N/A              3.93%
---------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                                      4.55%        8.22%             9.50%
                       Class 2                                         4.55%        8.22%             8.03%
                       Class 3                                         4.55%         N/A             21.52%
---------------------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 1                             4.27%        3.90%             8.13%
                                      Class 2                          4.27%        3.90%             3.63%
                                      Class 3                          4.27%         N/A             12.19%
---------------------------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 1                                      6.27%        1.07%             8.01%
                       Class 2                                         6.27%        1.07%             0.16%
                       Class 3                                         6.27%         N/A             14.27%
---------------------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 1                                4.96%        4.18%             8.34%
                                   Class 2                             4.96%        4.18%             3.83%
                                   Class 3                             4.96%         N/A             12.74%
---------------------------------------------------------------------------------------------------------------

Seasons Series Trust

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 51% Russell 1000(R) Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index and 2% Treasury Bills.
(7) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

2004........................................................      8.17%

2005........................................................      7.99%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.79%.
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS                         PAST        PAST           RETURN SINCE
        (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)            ONE YEAR    FIVE YEAR        INCEPTION(7)
---------------------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1                       7.99%        0.63%             8.45%
                                               Class 2                 7.86%        0.48%            -0.75%
                                               Class 3                 7.69%         N/A             10.61%
---------------------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                                 4.91%        0.54%             7.59%
             Class 2                                                   4.91%        0.54%            -0.21%
             Class 3                                                   4.91%         N/A             13.20%
---------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1                       2.43%        5.87%             6.68%
                                            Class 2                    2.43%        5.87%             6.41%
                                            Class 3                    2.43%         N/A              3.93%
---------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                                      4.55%        8.22%             9.50%
                       Class 2                                         4.55%        8.22%             8.03%
                       Class 3                                         4.55%         N/A             21.52%
---------------------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 1                             3.93%        4.63%             8.01%
                                      Class 2                          3.93%        4.63%             4.54%
                                      Class 3                          3.93%         N/A             10.64%
---------------------------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 1                                      6.27%        1.07%             8.01%
                       Class 2                                         6.27%        1.07%             0.16%
                       Class 3                                         6.27%         N/A             14.27%
---------------------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 1                                4.44%        4.83%             8.17%
                                   Class 2                             4.44%        4.83%             4.69%
                                   Class 3                             4.44%         N/A             11.04%
---------------------------------------------------------------------------------------------------------------

Seasons Series Trust

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 37.9% Russell 1000(R) Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index and 1.8% Treasury Bills.
(7) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

2004........................................................     7.38%

2005........................................................     5.26%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.85%.
--------------------------------------------------------------------------------


          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(6)
-----------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1         5.26%       2.86%              7.37%
                                       Class 2         5.13%      2.71%               2.28%
                                       Class 3         5.03%       N/A                7.76%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%       0.54%              7.59%
             Class 2                                   4.91%      0.54%              -0.21%
             Class 3                                   4.91%       N/A               13.20%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%       5.87%              6.68%
                                         Class 2       2.43%      5.87%               6.41%
                                         Class 3       2.43%       N/A                3.93%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 1             3.35%       4.28%              7.24%
                                   Class 2             3.35%      4.28%               4.37%
                                   Class 3             3.35%       N/A                7.04%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 1                      6.27%       1.07%              8.01%
                          Class 2                      6.27%       1.07%              0.16%
                          Class 3                      6.27%         N/A             14.27%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 1                3.80%       4.46%              7.38%
                                Class 2                3.80%       4.46%              4.51%
                                Class 3                3.80%         N/A              7.37%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 33.4% Russell 1000(R) Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
(6) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                       18
Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

2004........................................................     5.39%

2005........................................................     3.64%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.48%.
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS                         PAST        PAST           RETURN SINCE
        (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)            ONE YEAR    FIVE YEAR        INCEPTION(6)
---------------------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                                3.64%        4.03%             6.70%
                                    Class 2                            3.50%        3.87%             3.87%
                                    Class 3                            3.31%         N/A              5.87%
---------------------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                                 4.91%        0.54%             7.59%
             Class 2                                                   4.91%        0.54%            -0.21%
             Class 3                                                   4.91%         N/A             13.20%
---------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1                       2.43%        5.87%             6.68%
                                            Class 2                    2.43%        5.87%             6.41%
                                            Class 3                    2.43%         N/A              3.93%
---------------------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 1                             2.92%        5.07%             7.01%
                                      Class 2                          2.92%        5.07%             5.38%
                                      Class 3                          2.92%         N/A              5.55%
---------------------------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 1                                      6.27%        1.07%             8.01%
                       Class 2                                         6.27%        1.07%             0.16%
                       Class 3                                         6.27%         N/A             14.27%
---------------------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 1                                3.15%        5.17%             7.08%
                                   Class 2                             3.15%        5.17%             5.45%
                                   Class 3                             3.15%         N/A              5.71%
---------------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.


(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 17.35% Russell 1000(R) Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
(6) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                       19
                                                            Seasons Series Trust

--------------------------------------------------------------------------------
                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

2004........................................................     9.35%

2005........................................................     6.95%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.31%.

-------------------------------------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS                       PAST        PAST           RETURN SINCE
        (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR    FIVE YEAR        INCEPTION(9)
-------------------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1              6.95%        1.06%             4.91%
                                                Class 2              6.73%        0.91%             0.79%
                                                Class 3              6.64%         N/A             11.22%
-------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1) Class 1                                    6.12%        1.58%             8.07%
                          Class 2                                    6.12%        1.58%             0.71%
                          Class 3                                    6.12%         N/A             14.78%
-------------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 1                                               4.91%        0.54%             7.59%
               Class 2                                               4.91%        0.54%            -0.21%
               Class 3                                               4.91%         N/A             13.20%
-------------------------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(3) Class 1                              13.54%        4.55%             6.17%*
                               Class 2                              13.54%        4.55%             4.65%
                               Class 3                              13.54%         N/A             22.49%
-------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(4) Class 1                     2.43%        5.87%             6.68%
                                         Class 2                     2.43%        5.87%             6.41%
                                         Class 3                     2.43%         N/A              3.93%
-------------------------------------------------------------------------------------------------------------
 JP Morgan Developed Market High Yield Index(5) Class 1              2.62%        9.42%             6.29%*
                                                Class 2              2.62%        9.42%             8.23%
                                                Class 3              2.62%         N/A             14.20%
-------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM 6) Class 1                     34.54%       19.44%             6.35%*
                                        Class 2                     34.54%       19.44%            17.20%
                                        Class 3                     34.54%         N/A             35.63%
-------------------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(7) Class 1                           6.18%        2.66%             7.44%
                                   Class 2                           6.18%        2.66%             2.33%
                                   Class 3                           6.18%         N/A             13.19%
-------------------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(8) Class 1                             11.00%        4.76%             7.75%*
                                Class 2                             11.00%        4.76%             3.65%
                                Class 3                             11.00%         N/A             15.33%
-------------------------------------------------------------------------------------------------------------


* Index inception return is from the month end following the inception date.
(1) Effective December 14, 2005, the Portfolio selected the Russell 3000(R) Index as the primary benchmark for performance comparisons. The change from the S&P 500(R) Index to the Russell 3000(R) Index and the primary benchmark was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy. The Russell 3000(R) Index measures the

Seasons Series Trust
performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.- equity market.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(5) The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
(6) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
(7) The Former Blended Benchmark Index consisted of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(8) Effective December 14, 2005, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's enhanced investment strategy. The New Blended Benchmark Index consists of 60% Russell 3000(R) Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free Index(SM). The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
(9) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

2004........................................................     9.77%

2005........................................................     5.99%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 0.71%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(2)
-----------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                              5.99%        1.08%              8.84%
                Class 2                               5.76%        0.92%              0.28%
                Class 3                               5.67%         N/A              13.43%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                4.91%        0.54%              7.59%
            Class 2                                   4.91%        0.54%             -0.21%
            Class 3                                   4.91%         N/A              13.20%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%

2003........................................................     26.64%

2004........................................................     11.43%

2005........................................................      8.16%

During the period shown in the bar chart, the highest return for a quarter was 13.69% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -3.14%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio(1) Class 1                8.16%           -1.87%             0.76%
                               Class 2                8.07%           -2.03%            -4.02%
                               Class 3                8.00%             N/A             12.91%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2) Class 1             3.46%           -1.65%            -1.46%
                                      Class 2         3.46%           -1.65%            -4.18%
                                      Class 3         3.46%             N/A              9.68%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Growth Index(3) Class 1         1.14%           -3.68%           -1.68%*
                                       Class 2        1.14%           -3.68%            -6.48%
                                       Class 3        1.14%             N/A              8.29%
---------------------------------------------------------------------------------------------------------

(*) Index inception return is from the month end following the inception date.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) Index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Growth Index for performance comparisons. S&P 500(R)/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(4) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%

2003........................................................     26.52%

2004........................................................      9.98%

2005........................................................      3.69%

During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ended 6/30/03) and the lowest return for a quarter was -16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 1.78%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio(1) Class 1             3.69%           -1.04%             1.35%
                                   Class 2            3.56%           -1.19%            -2.27%
                                   Class 3            3.47%             N/A             11.43%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 1                                4.91%            0.54%             1.60%
            Class 2                                   4.91%            0.54%            -0.21%
            Class 3                                   4.91%             N/A             13.20%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%

2003........................................................    29.38%

2004........................................................    12.59%

2005........................................................     5.04%

During the period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended 6/30/03) and the lowest return for a quarter was -19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 6.14%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------------------
 Large Cap Value Portfolio(1) Class 1                  5.04%          3.59%              5.76%
                             Class 2                   4.91%          3.44%              5.13%
                             Class 3                   4.81%           N/A              14.32%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2) Class 1               6.34%          2.53%              4.38%
                                     Class 2           6.34%          2.53%              3.61%
                                     Class 3           6.34%           N/A              16.85%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Value Index(3) Class 1           8.71%          4.54%             4.24%*
                                     Class 2           8.71%          4.54%              4.21%
                                     Class 3           8.71%           N/A              15.39%
---------------------------------------------------------------------------------------------------------

(*) Index inception return is from the month end following the inception date.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index has firms with lower book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Value Index for performance comparisons. S&P 500(R)/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(4) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%

2003........................................................     43.77%

2004........................................................     15.00%

2005........................................................     10.38%

During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was -24.38% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.25%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio(1) Class 1                  10.38%           3.78%             9.07%
                             Class 2                  10.21%           3.64%             2.24%
                             Class 3                  10.08%            N/A             20.38%
---------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2) Class 1            12.10%           1.38%             5.43%
                                   Class 2            12.10%           1.38%            -2.05%
                                   Class 3            12.10%            N/A             21.78%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   34.48%
2001........................................................    7.20%
2002........................................................   -8.75%
2003........................................................   29.49%
2004........................................................   24.04%
2005........................................................   10.72%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 6/30/03) and the lowest return for a quarter was -15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 3.96%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST            PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio(1) Class 1                   10.72%           11.71%            13.87%
                            Class 2                   10.54%           11.54%            14.06%
                            Class 3                   10.46%             N/A             21.07%
---------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2) Class 1             12.65%           12.21%            11.99%
                                  Class 2             12.65%           12.21%            14.33%
                                  Class 3             12.65%             N/A             24.60%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%
2003........................................................    37.66%
2004........................................................     9.78%
2005........................................................     4.05%

During the period shown in the bar chart, the highest return for a quarter was 20.13% (quarter ended 6/30/03) and the lowest return for a quarter was -22.95% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 5.04%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST            PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Small Cap Portfolio(1) Class 1                        4.05%            0.69%             3.20%
                      Class 2                          3.86%            0.52%            -0.75%
                      Class 3                          3.76%             N/A             15.39%
---------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2) Class 1                      4.55%            8.22%             8.80%
                       Class 2                         4.55%            8.22%             8.03%
                       Class 3                         4.55%             N/A             21.52%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management Inc replaced Lord, Abbett & Co. LLC as manager of a component of the Portfolio.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%
2003........................................................    31.95%
2004........................................................    17.91%
2005........................................................    14.57%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 7.91%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST            PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 International Equity Portfolio(1) Class 1            14.57%           0.54%              1.27%
                                Class 2               14.45%           0.43%             -0.43%
                                Class 3               14.37%            N/A              19.54%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(2) Class 1                13.54%           4.55%              4.93%
                                     Class 2          13.54%           4.55%              4.65%
                                     Class 3          13.54%            N/A              22.49%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    8.26%
2001........................................................    4.68%
2002........................................................    8.67%
2003........................................................    3.30%
2004........................................................    3.71%
2005........................................................    1.57%

During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was -3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.33%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio(1) Class 1        1.57%           4.36%             4.13%
                                       Class 2        1.52%           4.21%             4.49%
                                       Class 3        1.42%            N/A              2.90%
---------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1      2.43%           5.87%             5.81%
                                         Class 2      2.43%           5.87%             6.41%
                                         Class 3      2.43%            N/A              3.93%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     5.58%
2001........................................................     3.48%
2002........................................................     0.98%
2003........................................................     0.37%
2004........................................................     0.61%
2005........................................................     2.67%

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 2.01%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(2)
---------------------------------------------------------------------------------------------------------
 Cash Management Portfolio(1) Class 1                 2.67%           1.62%             2.55%
                              Class 2                 2.43%           1.45%             1.62%
                              Class 3                 2.42%            N/A              0.95%
---------------------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class 1          3.07%           2.10%             2.98%*
                                     Class 2          3.07%           2.10%             2.23%
                                     Class 3          3.07%            N/A              1.82%
---------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective February 14, 2005, Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC) assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
(2) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

2001........................................................   -11.41%

2002........................................................   -22.99%

2003........................................................    41.55%

2004........................................................     1.78%

2005........................................................     6.62%

During the period shown in the bar chart, the highest return for a quarter was 18.03% (quarter ended 6/30/03) and the lowest return for a quarter was -16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.69%.
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS                         PAST           PAST           RETURN SINCE
        (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)            ONE YEAR       FIVE YEAR        INCEPTION(4)
------------------------------------------------------------------------------------------------------------------
 Focus Growth Portfolio(1) Class 1                                     6.62%           0.94%            -2.83%
                           Class 2                                     6.41%           0.77%            -1.01%
                           Class 3                                     6.42%            N/A             13.36%
------------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2) Class 1                               5.17%          -3.15%            -7.53%
                                 Class 2                               5.17%          -3.15%            -6.16%
                                 Class 3                               5.17%            N/A             12.08%
------------------------------------------------------------------------------------------------------------------
 S&P 500(R)(3) Class 1                                                 4.91%           0.54%            -1.17%
               Class 2                                                 4.91%           0.54%            -0.21%
               Class 3                                                 4.91%            N/A             13.20%
------------------------------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the portfolio.
(2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000(R) Growth or the Russell 2000(R) Growth indexes. The change in indices was made because the Russell Growth Index is more representative of the Portfolio's investment strategy.
(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.
(4) Inception date for Class 1 shares is July 5, 2000. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -50.40%

2002........................................................   -45.36%

2003........................................................    77.12%

2004........................................................    18.54%

2005........................................................     9.67%

During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -7.53%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
----------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio(1) Class 2                    9.67%          -9.00%            -8.99%
                            Class 3                    9.51%            N/A             28.22%
----------------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(2) Class 2                        1.90%          -6.62%            -6.62%
                         Class 3                       1.90%            N/A             17.22%
----------------------------------------------------------------------------------------------------

(1) Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, as Adviser, monitored that portion of the Portfolio until September 15, 2003, when BAMCO, Inc. was engaged as subadviser to manage such portion of the Portfolio.
(2) The NASDAQ(R) 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
(3) Inception date for Class 2 shares is December 29, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%

2003........................................................    35.21%

2004........................................................     7.11%

2005........................................................     3.79%

During the period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended 6/30/03) and the lowest return for a quarter was -17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.04%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
----------------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio(1) Class 2         3.79%           0.33%              0.33%
                                        Class 3       3.60%            N/A              12.67%
----------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 2                                4.91%           0.54%              0.54%
            Class 3                                   4.91%            N/A              13.20%
----------------------------------------------------------------------------------------------------

(1) Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced SunAmerica, the Adviser, for another component of the Portfolio. Effective August 1, 2005, Harris Associates L.P., was replaced as manager for a component of the Portfolio. SunAmerica, as Adviser, has assumed management of that portion of the Portfolio.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is December 29, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2002........................................................    -20.88%

2003........................................................     41.89%

2004........................................................     16.18%

2005........................................................      7.23%

During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 6/30/03) and the lowest return for a quarter was -18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 9.35%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------
 Focus Value Portfolio(1) Class 2                                 7.23%            12.45%
                        Class 3                                   7.17%            20.22%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(2) Class 2                           6.85%            10.02%
                              Class 3                             6.85%            17.41%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(3) Class 2                           7.05%             9.50%
                              Class 3                             7.05%            17.00%
---------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio. Effective January 23, 2006 Northern Trust Investments, N.A. replaced American Century Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is October 1, 2001. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

If you are invested in a Seasons Managed Allocation Portfolio, you pay the expenses of that Portfolio and indirectly pay a proportionate share of the expenses of an Underlying Portfolio. The amount of indirect expenses borne by a Seasons Managed Allocation Portfolio is based upon the percentage of its assets that are allocated to the Underlying Portfolios. Because the annual operating expenses of each Underlying Portfolio, and a Seasons Managed Allocation Portfolio's allocation to that Underlying Portfolio, will vary from year to year, the indirect expenses borne by the Seasons Managed Allocation Portfolio will vary from year to year.


ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

                                                                                                  MULTI-MANAGED
                                  MULTI-MANAGED GROWTH         MULTI-MANAGED MODERATE             INCOME/EQUITY
                                      PORTFOLIO(5)               GROWTH PORTFOLIO(5)              PORTFOLIO(5)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............   0.89%     0.89%     0.89%     0.85%     0.85%     0.85%     0.81%     0.81%     0.81%
Service (12b-1) Fees.........   0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses...............   0.22%     0.22%     0.23%     0.14%     0.14%     0.15%     0.15%     0.15%     0.15%
Total Annual Portfolio
  Operating Expenses.........   1.11%     1.26%     1.37%     0.99%     1.14%     1.25%     0.96%     1.11%     1.21%

                                                                  ASSET ALLOCATION:
                                  MULTI-MANAGED INCOME               DIVERSIFIED                      STOCK
                                      PORTFOLIO(5)            GROWTH PORTFOLIO(3)(4)(5)           PORTFOLIO(5)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............   0.77%     0.77%     0.77%     0.82%     0.82%     0.82%     0.85%     0.85%     0.85%
Service (12b-1) Fees.........   0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses...............   0.18%     0.18%     0.19%     0.12%     0.12%     0.11%     0.08%     0.08%     0.08%
Total Annual Portfolio
  Operating Expenses.........   0.95%     1.10%     1.21%     0.94%     1.09%     1.18%     0.93%     1.08%     1.18%

                                    LARGE CAP GROWTH             LARGE CAP COMPOSITE             LARGE CAP VALUE
                                      PORTFOLIO(5)                 PORTFOLIO(1)(5)                PORTFOLIO(5)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............   0.80%     0.80%     0.80%     0.80%     0.80%     0.80%     0.80%     0.80%     0.80%
Service (12b-1) Fees.........   0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses...............   0.14%     0.14%     0.14%     0.42%     0.41%     0.41%     0.15%     0.15%     0.15%
Total Annual Portfolio
  Operating Expenses.........   0.94%     1.09%     1.19%     1.22%     1.36%     1.46%     0.95%     1.10%     1.20%

                                     MID CAP GROWTH                 MID CAP VALUE                   SMALL CAP
                                      PORTFOLIO(5)                    PORTFOLIO                  PORTFOLIO(1)(5)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............   0.85%     0.85%     0.85%     0.85%     0.85%     0.85%     0.85%     0.85%     0.85%
Service (12b-1) Fees.........   0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses...............   0.19%     0.19%     0.19%     0.17%     0.17%     0.17%     0.32%     0.32%     0.32%
Total Annual Portfolio
  Operating Expenses.........   1.04%     1.19%     1.29%     1.02%     1.17%     1.27%     1.17%     1.32%     1.42%

Seasons Series Trust

ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

                                  INTERNATIONAL EQUITY        DIVERSIFIED FIXED INCOME       STRATEGIC FIXED INCOME
                                     PORTFOLIO(1)(4)                  PORTFOLIO                  PORTFOLIO(1)(2)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............   0.95%     0.95%     0.95%     0.70%     0.70%     0.70%       N/A       N/A     0.80%
Service (12b-1) Fees.........   0.00%     0.15%     0.25%     0.00%     0.15%     0.25%       N/A       N/A     0.25%
Other Expenses...............   0.36%     0.36%     0.36%     0.13%     0.13%     0.13%       N/A       N/A     0.42%
Total Annual Portfolio
  Operating Expenses.........   1.31%     1.46%     1.56%     0.83%     0.98%     1.08%       N/A       N/A     1.47%

                                     CASH MANAGEMENT                FOCUS GROWTH                  FOCUS TECHNET
                                      PORTFOLIO(4)               PORTFOLIO(1)(2)(5)              PORTFOLIO(1)(2)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............   0.46%     0.46%     0.46%     1.00%     1.00%     1.00%       N/A     1.20%     1.20%
Service (12b-1) Fees.........   0.00%     0.15%     0.25%     0.00%     0.15%     0.25%       N/A     0.15%     0.25%
Other Expenses...............   0.16%     0.16%     0.15%     0.17%     0.17%     0.16%       N/A     0.30%     0.30%
Total Annual Portfolio
  Operating Expenses.........   0.62%     0.77%     0.86%     1.17%     1.32%     1.41%       N/A     1.65%     1.75%

                                 FOCUS GROWTH AND INCOME             FOCUS VALUE                ALLOCATION GROWTH
                                     PORTFOLIO(1)(2)               PORTFOLIO(1)(2)               PORTFOLIO(1)(2)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............     N/A     1.00%     1.00%       N/A     1.00%     1.00%       N/A       N/A     0.10%
Service (12b-1) Fees.........     N/A     0.15%     0.25%       N/A     0.15%     0.25%       N/A       N/A      none(6)
Other Expenses...............     N/A     0.27%     0.27%       N/A     0.24%     0.23%       N/A       N/A     0.24%
Total Annual Portfolio
  Operating Expenses.........     N/A     1.42%     1.52%       N/A     1.39%     1.48%       N/A       N/A     0.34%(7)

                                   ALLOCATION MODERATE
                                         GROWTH                  ALLOCATION MODERATE           ALLOCATION BALANCED
                                      PORTFOLIO(1)                 PORTFOLIO(1)(2)                PORTFOLIO(1)
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                               ---------------------------   ---------------------------   ---------------------------
Management Fees..............     N/A       N/A     0.10%       N/A       N/A     0.10%       N/A       N/A     0.10%
Service (12b-1) Fees.........     N/A       N/A      none(6)    N/A       N/A      none(6)    N/A       N/A      none(6)
Other Expenses...............     N/A       N/A     0.18%       N/A       N/A     0.21%       N/A       N/A     0.25%
Total Annual Portfolio
  Operating Expenses.........     N/A       N/A     0.28%(7)    N/A       N/A     0.31%(7)    N/A       N/A     0.35%(7)

---------------

(1) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                              CLASS 1   CLASS 2   CLASS 3
     Large Cap Composite Portfolio..........................   1.10%     1.25%     1.35%
     Small Cap Portfolio....................................   1.15%     1.30%     1.40%
     International Equity Portfolio.........................   1.30%     1.45%     1.55%
     Strategic Fixed Income Portfolio.......................     N/A       N/A     1.55%
     Focus Growth Portfolio.................................   1.30%     1.45%     1.55%
     Focus TechNet Portfolio................................     N/A     1.65%     1.75%
     Focus Growth and Income Portfolio......................     N/A     1.45%     1.55%
     Focus Value Portfolio..................................     N/A     1.45%     1.55%
     Allocation Growth Portfolio............................     N/A       N/A     0.35%
     Allocation Moderate Growth Portfolio...................     N/A       N/A     0.35%
     Allocation Moderate Portfolio..........................     N/A       N/A     0.35%
     Allocation Balanced Portfolio..........................     N/A       N/A     0.35%

    These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

(2) The voluntary waivers and/or reimbursements described in footnote(1) are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing voluntary expense limitations.

                                                            Seasons Series Trust

    For the fiscal year ended March 31, 2006, the following Portfolios paid amounts to the Adviser as set forth in the table below:

                                                              CLASS 1   CLASS 2   CLASS 3
     Strategic Fixed Income Portfolio.......................     N/A       N/A     0.09%
     Focus Growth Portfolio.................................   0.03%     0.03%     0.03%
     Focus TechNet Portfolio................................     N/A     0.06%     0.07%
     Focus Growth and Income Portfolio......................     N/A     0.10%     0.10%
     Focus Value Portfolio..................................     N/A     0.07%     0.07%
     Allocation Growth Portfolio............................     N/A       N/A     0.05%
     Allocation Moderate Portfolio..........................     N/A       N/A     0.04%
     Allocation Balanced Portfolio..........................     N/A       N/A     0.00%

    The Portfolio's Total Annual Operating Expenses would have been lower if the Adviser did not recoup prior waivers and/or reimbursements.

(3) Effective October 1, 2005, the Adviser agreed to voluntarily waive on an annual basis 0.10% of the Management Fees, which resulted in an effective waiver of 0.05% for the fiscal year. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4) The Portfolio's Management Fees have been restated to reflect its current management fee rate, which was reduced effective October 3, 2005.

(5) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's other expenses have been reduced. For the year ended March 31, 2006, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Other Expenses" do not take into account these expense reductions. Had the expense reductions and voluntary fee waivers and/or expense reimbursements listed in footnote (1) and footnote (2) been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1, Class 2 and Class 3 would have been as follows:

                                                              CLASS 1   CLASS 2   CLASS 3
     Multi-Managed Growth Portfolio.........................   1.10%     1.25%     1.36%
     Multi-Managed Moderate Growth Portfolio................   0.98%     1.13%     1.24%
     Multi-Managed Income/Equity Portfolio..................   0.96%     1.11%     1.21%
     Multi-Managed Income Portfolio.........................   0.95%     1.10%     1.21%
     Asset Allocation: Diversified Growth Portfolio.........   0.88%     1.03%     1.12%
     Stock Portfolio........................................   0.93%     1.08%     1.18%
     Large Cap Growth Portfolio.............................   0.94%     1.09%     1.19%
     Large Cap Composite Portfolio..........................   1.10%     1.25%     1.35%
     Large Cap Value Portfolio..............................   0.95%     1.10%     1.20%
     Mid Cap Growth Portfolio...............................   1.04%     1.19%     1.29%
     Small Cap Portfolio....................................   1.15%     1.30%     1.40%
     Focus Growth Portfolio.................................   1.14%     1.29%     1.38%

(6) Each Underlying Portfolio has a 12b-1 service fee of up to 0.25%.

(7) The Seasons Managed Allocation Portfolios invest in certain Underlying Portfolios, and thus, indirectly bear the expenses of those Portfolios. The Total Annual Portfolio Operating Expenses stated above do not include the expenses of the Underlying Portfolios. The total combined net annual operating expenses of the Seasons Managed Allocation Portfolios (which includes the net expenses of the Underlying Portfolios), based on estimated total average weighted combined expenses is 1.74% for the Allocation Growth Portfolio; 1.61% for the Allocation Moderate Growth Portfolio; 1.62% for the Allocation Moderate Portfolio; and 1.59% for the Allocation Balanced Portfolio. The net expense ratios of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest in range from 0.63% to 1.55% (after voluntary fee waivers and expense reimbursements).

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 1 Shares......................................   $113     $353      $612      $1,352
  Class 2 Shares......................................   $128     $400      $692      $1,523
  Class 3 Shares......................................   $139     $434      $750      $1,646
Multi-Managed Moderate Growth Portfolio*
  Class 1 Shares......................................   $101     $315      $547      $1,213
  Class 2 Shares......................................   $116     $362      $628      $1,386
  Class 3 Shares......................................   $127     $397      $686      $1,511
Multi-Managed Income/Equity Portfolio*
  Class 1 Shares......................................   $ 98     $306      $531      $1,178
  Class 2 Shares......................................   $113     $353      $612      $1,352
  Class 3 Shares......................................   $123     $384      $665      $1,466
Multi-Managed Income Portfolio*
  Class 1 Shares......................................   $ 97     $303      $525      $1,166
  Class 2 Shares......................................   $112     $350      $606      $1,340
  Class 3 Shares......................................   $123     $384      $665      $1,466
Asset Allocation: Diversified Growth Portfolio*
  Class 1 Shares......................................   $ 96     $300      $520      $1,155
  Class 2 Shares......................................   $111     $347      $601      $1,329
  Class 3 Shares......................................   $120     $375      $649      $1,432
Stock Portfolio*
  Class 1 Shares......................................   $ 95     $296      $515      $1,143
  Class 2 Shares......................................   $110     $343      $595      $1,317
  Class 3 Shares......................................   $120     $375      $649      $1,432
Large Cap Growth Portfolio*
  Class 1 Shares......................................   $ 96     $300      $520      $1,155
  Class 2 Shares......................................   $111     $347      $601      $1,329
  Class 3 Shares......................................   $121     $378      $654      $1,443
Large Cap Composite Portfolio*
  Class 1 Shares......................................   $124     $387      $670      $1,477
  Class 2 Shares......................................   $138     $431      $745      $1,635
  Class 3 Shares......................................   $149     $462      $797      $1,746
Large Cap Value Portfolio*
  Class 1 Shares......................................   $ 97     $303      $525      $1,166
  Class 2 Shares......................................   $112     $350      $606      $1,340
  Class 3 Shares......................................   $122     $381      $660      $1,455
Mid Cap Growth Portfolio*
  Class 1 Shares......................................   $106     $331      $574      $1,271
  Class 2 Shares......................................   $121     $378      $654      $1,443
  Class 3 Shares......................................   $131     $409      $708      $1,556

                                                            Seasons Series Trust

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Mid Cap Value Portfolio
  Class 1 Shares......................................   $104     $325      $563      $1,248
  Class 2 Shares......................................   $119     $372      $644      $1,420
  Class 3 Shares......................................   $129     $403      $697      $1,534
Small Cap Portfolio*
  Class 1 Shares......................................   $119     $372      $644      $1,420
  Class 2 Shares......................................   $134     $418      $723      $1,590
  Class 3 Shares......................................   $145     $449      $776      $1,702
International Equity Portfolio*
  Class 1 Shares......................................   $133     $415      $718      $1,579
  Class 2 Shares......................................   $149     $462      $797      $1,746
  Class 3 Shares......................................   $159     $493      $850      $1,856
Diversified Fixed Income Portfolio
  Class 1 Shares......................................   $ 85     $265      $460      $1,025
  Class 2 Shares......................................   $100     $312      $542      $1,201
  Class 3 Shares......................................   $110     $343      $595      $1,317
Strategic Fixed Income Portfolio*
  Class 3 Shares......................................   $150     $465      $803      $1,757
Cash Management Portfolio*
  Class 1 Shares......................................   $ 63     $199      $346      $  774
  Class 2 Shares......................................   $ 79     $246      $428      $  954
  Class 3 Shares......................................   $ 88     $274      $477      $1,061
Focus Growth Portfolio*
  Class 1 Shares......................................   $119     $372      $644      $1,420
  Class 2 Shares......................................   $134     $418      $723      $1,590
  Class 3 Shares......................................   $144     $446      $771      $1,691
Focus TechNet Portfolio*
  Class 2 Shares......................................   $168     $520      $897      $1,955
  Class 3 Shares......................................   $178     $551      $949      $2,062
Focus Growth and Income Portfolio*
  Class 2 Shares......................................   $145     $449      $776      $1,702
  Class 3 Shares......................................   $155     $480      $829      $1,813
Focus Value Portfolio*
  Class 2 Shares......................................   $142     $440      $761      $1,669
  Class 3 Shares......................................   $151     $468      $808      $1,768
Allocation Growth Portfolio*(1)
  Class 3 Shares......................................   $177     $548      $944      $2,052
Allocation Moderate Growth Portfolio*(1)
  Class 3 Shares......................................   $164     $508      $876      $1,911
Allocation Moderate Portfolio*(1)
  Class 3 Shares......................................   $165     $511      $881      $1,922
Allocation Balanced Portfolio*(1)
  Class 3 Shares......................................   $162     $502      $866      $1,889

---------------

 * The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

(1) The Example includes the estimated indirect expenses of the Underlying Portfolios that the Seasons Managed Allocation Portfolios invest in.

Seasons Series Trust

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 1 Shares..............................   $112     $350      $606      $1,340
  Class 2 Shares..............................   $127     $397      $686      $1,511
  Class 3 Shares..............................   $138     $431      $745      $1,635
Multi-Managed Moderate Growth Portfolio
  Class 1 Shares..............................   $100     $312      $542      $1,201
  Class 2 Shares..............................   $115     $359      $622      $1,375
  Class 3 Shares..............................   $126     $393      $681      $1,500
Multi-Managed Income/Equity Portfolio(2)
  Class 1 Shares..............................   $ 98     $306      $531      $1,178
  Class 2 Shares..............................   $113     $353      $612      $1,352
  Class 3 Shares..............................   $123     $384      $665      $1,466
Multi-Managed Income Portfolio(2)
  Class 1 Shares..............................   $ 97     $303      $525      $1,166
  Class 2 Shares..............................   $112     $350      $606      $1,340
  Class 3 Shares..............................   $123     $384      $665      $1,466
Asset Allocation: Diversified Growth Portfolio
  Class 1 Shares..............................   $ 90     $281      $488      $1,084
  Class 2 Shares..............................   $105     $328      $569      $1,259
  Class 3 Shares..............................   $114     $356      $617      $1,363
Stock Portfolio(2)
  Class 1 Shares..............................   $ 95     $296      $515      $1,143
  Class 2 Shares..............................   $110     $343      $595      $1,317
  Class 3 Shares..............................   $120     $375      $649      $1,432
Large Cap Growth Portfolio(2)
  Class 1 Shares..............................   $ 96     $299      $520      $1,155
  Class 2 Shares..............................   $111     $347      $601      $1,329
  Class 3 Shares..............................   $121     $378      $654      $1,143
Large Cap Composite Portfolio(2)
  Class 1 Shares..............................   $112     $350      $606      $1,340
  Class 2 Shares..............................   $127     $397      $686      $1,511
  Class 3 Shares..............................   $137     $428      $739      $1,624
Large Cap Value Portfolio(2)
  Class 1 Shares..............................   $ 97     $303      $525      $1,166
  Class 2 Shares..............................   $112     $350      $606      $1,340
  Class 3 Shares..............................   $122     $381      $660      $1,455
Mid Cap Growth Portfolio(2)
  Class 1 Shares..............................   $106     $331      $574      $1,271
  Class 2 Shares..............................   $121     $378      $654      $1,443
  Class 3 Shares..............................   $131     $409      $708      $1,556
Small Cap Portfolio(2)
  Class 1 Shares..............................   $117     $365      $633      $1,398
  Class 2 Shares..............................   $132     $412      $713      $1,568
  Class 3 Shares..............................   $143     $443      $766      $1,680
International Equity Portfolio
  Class 1 Shares..............................   $132     $412      $713      $1,568
  Class 2 Shares..............................   $148     $459      $792      $1,735
  Class 3 Shares..............................   $158     $490      $845      $1,845
Strategic Fixed Income Portfolio
  Class 3 Shares..............................   $140     $437      $755      $1,657

                                                            Seasons Series Trust

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Cash Management Portfolio
  Class 1 Shares..............................   $ 63     $198      $346      $  774
  Class 2 Shares..............................   $ 79     $246      $428      $  954
  Class 3 Shares..............................   $ 88     $274      $477      $1,061
Focus Growth Portfolio(2)
  Class 1 Shares..............................   $116     $362      $628      $1,386
  Class 2 Shares..............................   $131     $409      $708      $1,556
  Class 3 Shares..............................   $140     $437      $755      $1,657
Focus TechNet Portfolio
  Class 2 Shares..............................   $162     $502      $866      $1,889
  Class 3 Shares..............................   $171     $530      $913      $1,987
Focus Growth and Income Portfolio
  Class 2 Shares..............................   $134     $418      $723      $1,590
  Class 3 Shares..............................   $145     $449      $776      $1,702
Focus Value Portfolio
  Class 2 Shares..............................   $134     $418      $723      $1,590
  Class 3 Shares..............................   $144     $446      $771      $1,691
Allocation Growth Portfolio
  Class 3 Shares..............................   $172     $533      $918      $1,998
Allocation Moderate Growth Portfolio
  Class 3 Shares..............................   $164     $508      $876      $1,911
Allocation Moderate Portfolio
  Class 3 Shares..............................   $161     $499      $860      $1,878
Allocation Balanced Portfolio(1)
  Class 3 Shares..............................   $162     $502      $866      $1,889

---------------

(1) The amount of the voluntary fee waiver/or expense reimbursement by SunAmerica was less than 0.01%.

(2) The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/LORD ABBETT/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity              - U.S. and foreign
 Portfolio's/Managed         including those of       selected for their       securities:           fixed income
 Component's principal       lesser known or high     growth potential:        -large-cap stocks     securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade      varying
                             industries, such as      -mid-cap stocks          fixed income          maturities and
                             technology,              -small-cap stocks        securities            risk/return
                             telecommunications,                             - 70%/30% neutral       characteristics
                             media, healthcare,                                equity/debt           (at least 80%
                             energy and consumer                               weighting for         investment grade
                             cyclicals:                                        Multi- Managed        securities and at
                             -small-cap stocks                                 Growth and            least 80% U.S.
                                                                               Moderate Growth       dollar
                                                                               Portfolios            denominated
                                                                               (actual weighting     securities)
                                                                               may differ)         - U.S. government
                                                                             - 50%/50% neutral       securities
                                                                               equity/debt         - Pass-through
                                                                               weighting for         securities
                                                                               Multi-Managed       - When-issued and
                                                                               Income/ Equity        delayed-delivery
                                                                               and Income            securities
                                                                               Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Mid-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks         35%)                   - Small-cap stocks      20%)
 Portfolio/Managed         - Short-term             - Short-term               (up to 20%)         - Short-term
 Component significantly     investments              investments            - Short-term            investments (up
 invest in?                  (up to 25%)              (up to 25%)              investments (u p      to 20%)
                           - Options                                           to 25%)             - Foreign
                                                                             - Foreign               securities (up to
                                                                               securities            20% denominated in
                                                                               (up to 25%)           foreign currencies;
                                                                             - ADRs/EDRs/GDRs        up to 100%
                                                                             - Emerging markets      denominated in U.S.
                                                                             - PFICs                 dollars)
                                                                             - Junk bonds (up to
                                                                               15%)
----------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government     - Currency
 investments may the       fixed income             fixed income             securities              transactions
 Portfolio/Managed         securities               securities               - Asset-backed and    - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage-backed     - PFICs
 of efficient portfolio    securities               securities               securities            - Options and
 management or to          - Asset-backed and       - Asset-backed and       - Options and         futures
 enhance return?           mortgage-backed          mortgage-backed          futures               - Special
                           securities               securities               - Special             situations
                           - Foreign securities     - Foreign securities     situations            - Securities
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency            lending
                           - Passive Foreign        - Currency               transactions          - Forward foreign
                             Investment Companies     transactions           - Currency baskets    currency exchange
                             (PFICs)                - Currency baskets       - Exchange Traded     contracts
                           - Options and futures    - Emerging markets         Funds (ETFs)        - U.S. Treasury
                           - Special situations     - Options and futures    - Hybrid                inflation
                           - Securities lending     - Special situations     instruments (up to      protection
                                                                             10%)                    securities
                                                                             - Securities          - Roll transactions
                                                                             lending               - Total return
                                                                                                   swaps (up to 10%)
                                                                                                   - Short sales
                                                                                                   - Forward
                                                                                                     commitments
----------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality      - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives         - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets    - Currency
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure    volatility
                           - Growth stocks          - Foreign exposure       - Hedging             - Derivatives
                           - Hedging                - Growth stocks          - Interest rate       - Emerging markets
                           - Market volatility      - Hedging                fluctuations          - Foreign exposure
                           - Non-diversified        - Junk bonds             - Market volatility   - Hedging
                             status                 - Market volatility      - Non-diversified     - Interest rate
                           - Prepayment             - Non-diversified          status                fluctuations
                           - Securities selection   status                   - Prepayment          - Junk bonds
                           - Small and medium       - Prepayment             - Securities          - Market volatility
                             sized companies        - Securities selection   selection             - Non-diversified
                                                    - Small and medium       - Small and medium      status
                                                    sized companies            sized companies     - Prepayment
                                                                                                   - Securities
                                                                                                   selection
                                                                                                   - Short sales risks
----------------------------------------------------------------------------------------------------------------------


                                                            Seasons Series Trust

                               SEASONS PORTFOLIOS

------------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION:
                                   DIVERSIFIED GROWTH PORTFOLIO                  STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of               - Common stocks (at least 80% of net
 Managed Component's             approximately 80% (with a range of      assets)
 principal investments?          65-95%) of net assets to equity
                                 securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of
                                 approximately 20% (with a range of
                                 5-35%) of assets to fixed income
                                 securities
                               - Foreign securities (up to 60%)
------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)    - Foreign securities (up to 30%)
 Portfolio/Managed Component                                           - ADRs/EDRs/GDRs
 significantly invest in?
------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income         - Mid-cap stocks
 investments may the             securities                            - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities              securities
 use as part of efficient      - Asset-backed and mortgage-backed      - U.S. government securities
 portfolio management or to      securities                            - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                   securities
                               - Currency baskets                      - Currency transactions
                               - Emerging markets                      - Currency baskets
                               - PFICs                                 - Emerging markets
                               - Options and futures                   - PFICs
                               - Special situations - Securities       - REITs
                                 lending                               - Options and futures
                               - Hybrid instruments (up to 10%)        - Special situations
                               - ETFs                                  - Convertible securities and warrants
                               - REITs                                 - ETFs
                                                                       - Hybrid instruments (up to 10%)
                                                                       - Securities lending
------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                        - Active trading
 the Portfolio/Managed         - Credit quality                        - Derivatives
 Component?                    - Derivatives                           - Emerging markets
                               - Emerging markets                      - Foreign exposure
                               - Foreign exposure                      - Growth stocks
                               - Growth stocks                         - Hedging
                               - Hedging                               - Market volatility
                               - Interest rate fluctuations            - Securities selection
                               - Junk bonds                            - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                    LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO            VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?          large companies (at least     large companies (at least     large companies (at least
                                 80% of net assets)            80% of net assets) that       80% of net assets)
                                 selected through a growth     offer the potential for       selected through a
                                 strategy                      long-term growth of           value strategy
                                                               capital or dividends
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments
 Portfolio significantly       - Short-term investments      - Short-term investments        (up to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up
                               - Foreign securities          - Foreign securities (up to     to 30%)
                               - Emerging markets              30%)                        - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of        income securities             income securities           - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance        securities                    securities                  - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                                 mortgage-backed securities    mortgage-backed securities  - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up
                               - Currency transactions       - REITs                         to 10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets              mortgage swaps, caps,
                                 trust certificates          - Emerging markets              floors and collars
                               - Options and futures         - Options and futures         - Convertible securities
                               - Options on foreign          - Hybrid instruments (up to     and warrants
                                 currency                      10%)                        - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                                 securities indices            mortgage swaps, caps,       - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars            income securities
                                 10%):                       - Special situations          - U.S. government
                                 - SPDRs                     - Convertible securities        securities
                                 - iShares                     and warrants                - Asset-backed and
                               - Interest rate caps,         - ETFs                          mortgage-backed
                                 floors and collars          - Securities lending            securities
                               - Special situations                                        - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Derivatives                 - Derivatives
                               - Derivatives                 - Emerging markets            - Emerging markets
                               - Emerging markets            - Foreign exposure            - Foreign exposure
                               - Foreign exposure            - Growth stocks               - Hedging
                               - Growth stocks               - Hedging                     - Indexing
                               - Hedging                     - Indexing                    - Junk bonds
                               - Indexing                    - Junk bonds                  - Market volatility
                               - Interest rate               - Market volatility           - Non-diversified status
                                 fluctuations                - Non-diversified status      - Securities selection
                               - Junk bonds                  - Securities selection        - Small and medium sized
                               - Market volatility           - Small and medium sized        companies
                               - Non-diversified status        companies                   - Value investing
                               - Prepayment
                               - Securities selection
                               - Small and medium sized
                                 companies
--------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                     SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?          medium-sized companies        medium-sized companies        small companies (at least
                                 (at least 80% of net          (at least 80% of net          80% of net assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments
 invest in?                      (up to 20%)                 - Short-term investments        (up to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up
                                 30%)                        - Foreign securities (up to     to 30%)
                               - ADRs/EDRs/GDRs                30%)                        - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the             income securities             income securities           - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government
 return?                         mortgage-backed               mortgage-backed               securities
                                 securities                    securities                  - Asset-backed and
                               - REITs                       - REITs                         mortgage-backed
                               - Currency transactions       - Currency transactions         securities
                               - Currency baskets            - Currency baskets            - REITs
                               - Emerging markets            - Custodial receipts and      - Emerging markets
                               - Options and futures           trust certificates          - Hybrid instruments (up
                               - Hybrid instruments (up to   - Emerging markets              to 10%)
                                 10%)                        - Options and futures         - Interest rate swaps,
                               - Interest rate swaps,        - Options on foreign            mortgage swaps, caps,
                                 mortgage swaps, caps,         currencies                    floors and collars
                                 floors and collars          - Options on securities and   - Special situations
                               - Convertible securities        securities indices          - Securities lending
                                 and warrants                - Hybrid instruments (up to   - ETFs
                               - ETFs                          10%):
                               - Securities lending          - SPDRs
                               - Special situations          - iShares
                                                             - Interest rate caps,
                                                               floors and collars
                                                             - Securities lending
                                                             - ETFs
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status        fluctuations                - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate
                               - Small and medium sized      - Market volatility             fluctuations
                                 companies                   - Non-diversified status      - Market volatility
                               - Technology sector           - Prepayment                  - Non-diversified status
                                                             - Securities selection        - Prepayment
                                                             - Small and medium sized      - Securities selection
                                                               companies                   - Small and medium sized
                                                             - Value investing               companies
--------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED        CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 What are the             - Equity securities      - Fixed income           - High yield (junk       - A diversified
 Portfolio's principal      (at least 80% of net     securities (at least     bonds) (up to 75%)       selection of
 investments?               assets) of issuers in    80% of net assets)     - Foreign securities:      money market
                            at least three           including U.S. and       -- emerging market       instruments
                            countries other than     foreign government          governmental
                            the U.S.                 securities ("Net            securities
                                                     assets" will take into   -- emerging market
                                                     account any borrowings      corporate debt
                                                     for investment              instruments
                                                     purposes)                -- eurobonds
                                                   - Mortgage-backed          -- brady bonds
                                                     securities             - Mortgage-backed
                                                   - Investment grade         securities
                                                     fixed income           - Investment grade
                                                     securities               fixed income
                                                   - Foreign securities       securities
                                                     (up to 30%)
                                                   - Junk bonds (up to
                                                     20%)
------------------------------------------------------------------------------------------------------------------------
 What other types of      - Large-cap stocks       - Asset-backed and       - Asset-backed           - Investment grade
 investments may the      - Mid-cap stocks           mortgage-backed          securities               fixed income
 Portfolio                - Small-cap stocks         securities             - Currency                 securities
 significantly invest     - Junk bonds (up to      - ADRs/EDRs/ GDRs          transactions           - U.S. government
 in?                        20%)                   - PFICs                  - Short-term               securities
                          - Short-term             - Short-term               investments
                            investments (up to       investments (up to     - Commercial
                            20%)                     20%)                     mortgage-backed
                          - ADRs/EDRs/ GDRs        - ETFs                     securities (CMBs)
                          - PFICs                                           - Home equity loan
                          - Foreign securities                                asset-backed
                          - Emerging markets                                  securities (HELs)
                                                                            - Manufactured housing
                                                                              asset-backed
                                                                              securities (MHs)
                                                                            - Mortgage pass-
                                                                              through securities,
                                                                              including ARMs
                                                                            - Collateralized
                                                                              mortgage obligations
                                                                              (CMOs)
                                                                            - Convertible
                                                                              securities
                                                                            - Preferred stocks
                                                                            - Zero coupon bonds
                                                                            - Extendable
                                                                              Commercial Notes
                                                                              (ECNs)
                                                                            - PIK bonds
                                                                            - Deferred payment
                                                                              securities
------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED        CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 What other types of      - Investment grade       - Currency               - Currency baskets       - Asset-backed and
 investments may the        fixed income             transactions           - Emerging markets         mortgage-backed
 Portfolio use as part      securities             - Currency baskets       - Options and futures      securities
 of efficient portfolio   - U.S. government        - Emerging markets       - Hybrid instruments
 management or to           securities             - Options and futures      (up to 10%)
 enhance return?          - Asset-backed and       - Hybrid instruments     - Interest rate swaps,
                            mortgage-backed          (up to 10%)              mortgage rate swaps,
                            securities             - Interest rate swaps,     caps, floors and
                          - REITs                    mortgage swaps, caps,    collars
                          - Currency                 floors and collars     - Special situations
                            transactions           - Special situations     - Securities lending
                          - Currency baskets       - Securities lending     - Short sales
                          - Custodial receipts                              - Roll transactions
                            and trust certificate                           - Loan participation
                          - Options and futures                               and assignments
                          - Options of foreign                              - Forward foreign
                            currencies                                        currency exchange
                          - Options on                                        contracts
                            securities and                                  - Forward commitments
                            securities indices                              - Borrowing for
                          - Hybrid instruments                                temporary or
                            (up to 10%):                                      emergency purposes
                           -- SPDRs                                           (up to 33 1/3%)
                           -- iShares
                          - Interest rate caps,
                            floors and collars
                          - Special situations
                          - Securities lending
                          - ETFs
                          - Unseasoned companies
------------------------------------------------------------------------------------------------------------------------
 What risks normally      - Active trading         - Active trading         - Active trading         - Credit quality
 affect the Portfolio?    - Credit quality         - Credit quality         - Credit quality         - Interest rate
                          - Derivatives            - Derivatives            - Currency volatility      fluctuations
                          - Emerging markets       - Emerging markets       - Derivatives            - Market volatility
                          - Foreign exposure       - Foreign exposure       - Emerging markets       - Securities
                          - Hedging                - Hedging                - Foreign exposure         selection
                          - Indexing               - Indexing               - Hedging
                          - Interest rate          - Interest rate          - Interest rate
                            fluctuations             fluctuations             fluctuations
                          - Junk bonds             - Junk bonds             - Junk bonds
                          - Market volatility      - Market volatility      - Market volatility
                          - Non-diversified        - Prepayment             - Prepayment
                            status                 - Securities selection   - Securities selection
                          - Prepayment                                      - Short sales risk
                          - Securities selection
------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                            FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                              PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What are the           - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's            companies of any         (at least 80% of net     large cap companies:       -- large-cap stocks
 principal              market capitalization    assets will be             -- common stocks         -- mid-cap stocks
 investments?             -- common stocks       invested in technology     -- preferred stocks      -- small-cap stocks
                          -- preferred stocks    companies)                 -- convertible
                          -- convertible           -- large-cap stocks    securities
                        securities                 -- mid-cap stocks        -- warrants
                          -- warrants              -- small-cap stocks      -- rights
                          -- rights                -- convertible
                                                      securities
                                                   -- warrants
                                                   -- rights
                                                 - Preferred stocks
-------------------------------------------------------------------------------------------------------------------------
 What other types of    - Junk bonds (up to      - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the    20%)                     - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 Portfolio              - Foreign securities     20%)                     - Foreign securities     20%)
 significantly invest                                                     - Junk bonds (up to      - Forward foreign
 in?                                                                        20%)                     currency exchange
                                                                                                     contracts
                                                                                                   - ETFs
                                                                                                   - REITs
                                                                                                   - ADRs/EDRs/ GDRs
                                                                                                   - PFICs
                                                                                                   - Investment companies
                                                                                                   - Convertible
                                                                                                     securities
                                                                                                   - Warrants
                                                                                                   - Rights
                                                                                                   - Preferred securities
-------------------------------------------------------------------------------------------------------------------------
 What other types of    - Short-term             - Short-term             - Short-term             - Short-term
 investments may the      investments (up to       investments (up to       investments (up to       investments (up to
 Portfolio use as         20%)                     20%)                     25%)                     25%)
 part of efficient      - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management     instruments              instruments              instruments              instruments
 or to enhance          - Options and futures    - Options and futures    - Options and futures    - Options and futures
 return?                - Special situations     - Special situations     - Special situations     - Special situations
                        - Currency               - Currency               - Currency               - Securities lending
                        transactions             transactions             transactions             - Currency
                        - ETFs                   - Fixed-income           - Fixed-income             transactions
                        - Fixed-income             securities               securities             - Hybrid instruments
                          securities             - Securities lending     - Securities lending     (up to 10%)
                        - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                          (up to 10%)              (up to 10%)              (up to 10%)              securities
                        - REITs                                           - Forward foreign
                        - Securities lending                              currency exchange
                        - Forward foreign                                   contracts
                          currency exchange                               - ETFs
                        contracts                                         - REITs
-------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                            FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                              PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What risks normally    - Active trading         - Active trading         - Active trading         - Active trading
 affect the             - Credit quality         - Credit quality         - Credit quality         - Derivatives
 Portfolio?             - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                        - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                        - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                        - Hedging                - Growth stocks          - Hedging                - Junk bonds
                        - Interest rate          - Hedging                - Interest rate          - Market volatility
                        fluctuations             - Interest rate            fluctuations           - Non-diversified
                        - Junk bonds             fluctuations             - Junk bonds             status
                        - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                        - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                          status                 - Non-diversified          status                   sized companies
                        - Securities selection   status                   - Securities selection   - Value investing
                        - Small and medium       - Securities selection   - Small and medium
                          sized companies        - Small and medium         sized companies
                        - Emerging markets       sized companies          - Emerging markets
                        - Value investing        - Technology sector      - Value investing
-------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                     SEASONS MANAGED ALLOCATION PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                          ALLOCATION GROWTH       ALLOCATION MODERATE      ALLOCATION MODERATE      ALLOCATION BALANCED
                              PORTFOLIO            GROWTH PORTFOLIO             PORTFOLIO                PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What are the           The Portfolio is         The Portfolio is         The Portfolio is         The Portfolio is
 Portfolio's            structured as a          structured as a          structured as a "fund-   structured as a
 principal              "fund-of-funds" which    "fund-of-funds" which    of-funds" which means    "fund-of-funds" which
 investments?           means that it pursues    means that it pursues    that it pursues its      means that it pursues
                        its investment goal by   its investment goal by   investment goal by       its investment goal by
                        investing in a           investing in a           investing in a           investing in a
                        combination of the       combination of the       combination of the       combination of the
                        Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.
                        The Underlying           The Underlying           The Underlying           The Underlying
                        Portfolios principally   Portfolios principally   Portfolios principally   Portfolios principally
                        invest in:               invest in:               invest in:               invest in:
                        - Equity securities      - Equity securities      - Equity securities      - Equity securities
                        - Fixed income           - Fixed income           - Fixed income           - Fixed income
                          securities               securities               securities             securities
                        - Foreign securities     - Foreign securities     - Foreign securities     - Foreign securities
-------------------------------------------------------------------------------------------------------------------------
 What other types of    The Portfolio may only   The Portfolio may only   The Portfolio may only   The Portfolio may only
 investments may the    invest in a              invest in a              invest in a              invest in a
 Portfolio invest in?   combination of the       combination of the       combination of the       combination of the
                        Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
-------------------------------------------------------------------------------------------------------------------------
 What other types of    See investment           See investment           See investment           See investment
 investments may the    strategies of the        strategies of the        strategies of the        strategies of the
 Portfolio use as       Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
 part of efficient
 portfolio management
 or to enhance
 return?
-------------------------------------------------------------------------------------------------------------------------
 What risks normally    - Securities selection   - Securities selection   - Securities selection   - Securities selection
 affect the Portfolio   - Non-diversified        - Non-diversified        - Non-diversified        - Non-diversified
 (directly or by          status                   status                   status                   status
 investing in the       - Market volatility      - Market volatility      - Market volatility      - Market volatility
 Underlying             - Small and medium       - Small and medium       - Small and medium       - Small and medium
 Portfolios)?             sized companies          sized companies          sized companies          sized companies
                        - Interest rate          - Interest rate          - Interest rate          - Interest rate
                          fluctuations             fluctuations             fluctuations             fluctuations
                        - Credit quality         - Credit quality         - Credit quality         - Credit quality
                        - Derivatives            - Derivatives            - Derivatives            - Derivatives
-------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio's net asset value and the cost may reduce the Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. For further information regarding Brady bonds, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

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         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

EXTENDABLE COMMERCIAL NOTES (ECNS) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. For further information regarding ECNs, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this Prospectus.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value.

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

         A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD COMMITMENTS are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARES(SM)) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

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OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

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                                       57
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ABOUT THE INDICES

     - The JP MORGAN DEVELOPED MARKET HIGH YIELD INDEX is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX (UNHEDGED) is a market capitalization weighted composite of securities in 23 developed markets.

     - The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - The RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - The RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

     - RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the

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difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/CITIGROUP GROWTH AND VALUE INDEXES are constructed measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

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GROWTH STOCKS:  Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and

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policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

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--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $45 billion as of March 31, 2006. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and the fixed income portion of the BALANCED/LORD ABBETT/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME and FOCUS TECHNET PORTFOLIOS.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

For the fiscal year ended March 31, 2006 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.84%
Stock Portfolio......................................            0.85%
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            0.97%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.50%
Focus Growth Portfolio...............................            1.00%
Focus TechNet Portfolio..............................            1.20%
Focus Growth and Income Portfolio....................            1.00%

Seasons Series Trust

PORTFOLIO                                                        FEE
---------                                                        ---
Focus Value Portfolio................................            1.00%
Allocation Growth Portfolio..........................            0.10%
Allocation Moderate Growth Portfolio.................            0.10%
Allocation Moderate Portfolio........................            0.10%
Allocation Balanced Portfolio........................            0.10%
Strategic Fixed Income Portfolio.....................            0.80%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

                                                            Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Strategic Fixed Income Portfolio               - AIGGIC
                                                - Franklin
                                                - Salomon
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - CMA
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Credit Suisse
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - SunAmerica
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - Northern Trust
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS MANAGED ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Allocation Growth Portfolio                    - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Growth Portfolio           - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Balanced Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SUNAMERICA is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over nine years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by Greg A. Braun. Mr. Braun has portfolio management responsibilities with both SunAmerica and AIG Global Investment Group (AIGGIG), where he is currently the Managing Director of CDO/Mutual Funds. Prior to joining AIGGIG in 2001, Mr. Braun was a senior credit analyst with American General

Seasons Series Trust

Investment Management, L.P. ("AGIM") since 1996. Mr. Braun holds a Chartered Financial Analyst designation.

The Large Cap Composite Portfolio and Focus Growth and Income Portfolio are managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

The Focus TechNet Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. He is a member of the research team covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market division of Greenwich Associates.

INFORMATION ABOUT THE SUBADVISERS

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Portfolio
International Equity Portfolio
Diversified Fixed Income Portfolio
Strategic Fixed Income Portfolio

AIG GLOBAL INVESTMENT CORP. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIGGIG. AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2006, AIGGIG managed approximately $533 billion, of which approximately $450 billion relates to AIG affiliates and $83 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by Lan Cai, James O. Kurtz, John P. Toohey and Timothy Campion. Ms. Cai, Vice President and Portfolio Manager, joined AIGGIG in 2000 and serves as Portfolio Manager for US Equities, with responsibility for managing enhanced index portfolios through merger and acquisition related risk arbitrage. She also sits on the AIG Derivatives Committee, which oversees firm wide derivatives transactions and structured financial products. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGGIG with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGGIG. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGGIG's traditional and enhanced equity products. Prior to

                                                            Seasons Series Trust

AIGGIG, Mr. Kurtz worked at Sears Investment Management Co. (SIMCO), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm's indexing and derivative capabilities. Mr. Toohey, Vice President, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGGIG Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIG in 2000. Mr. Campion, Portfolio Manager, joined AIGGIC in 1999. He is a Portfolio Manager responsible for enhanced index products.

The Strategic Fixed Income Portfolio is managed by Greg A. Braun. Mr. Braun has portfolio management responsibilities with both SunAmerica and AIGGIG, where he is currently the Managing Director of CDO/Mutual Funds. Prior to joining AIGGIG in 2001, Mr. Braun was a senior credit analyst with AGIM since 1996. Mr. Braun holds a Chartered Financial Analyst designation.

Focus TechNet Portfolio

BAMCO, INC. (BAMCO) is a New York corporation, established in January 1987, registered with the SEC since March 1987, located at 767 5th Avenue, 49th Floor, New York, New York 10153, is the investment adviser to all of the Baron mutual funds and two Irish pooled investment vehicles, and it serves as investment subadviser to non-Baron related SEC registered investment companies and other pooled investment vehicles. As of March 31, 2006, BAMCO had approximately $15.6 billion in assets under management.

The BAMCO portion of the Focus TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered internet communications, and media and entertainment, and business services companies since December 2001. Prior to joining BAMCO, he was a research analyst and general counsel for JLF Asset Management from April 2001, and from 2000 to 2001, he was a partner in the firm Baker & Botts.

Cash Management Portfolio

COLUMBIA MANAGEMENT ADVISORS, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2006, CMA had over $312.6 billion in assets under management.

The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Focus Growth Portfolio

CREDIT SUISSE ASSET MANAGEMENT, LLC (CREDIT SUISSE), located at 466 Lexington Avenue, New York, New York 10017-3140, is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of March 31, 2006, the asset management business of Credit Suisse had approximately $474 billion in assets under management.

The Focus Growth Portfolio is managed by Marian U. Pardo, Calvin E. Chung and Leo M. Bernstein. Ms. Pardo, Managing Director, joined Credit Suisse in January 2003, and specializes in large- and mid-capitalization U.S. growth equities. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small

Seasons Series Trust

Company Fund. Mr. Chung, Director, joined Credit Suisse in 2000 from Eagle Asset Management, where he was a vice president and senior technology equity analyst from 1997 to 1999. Mr. Bernstein, Director, is an analyst and portfolio manager specializing in all sectors of technology hardware in U.S. small- and mid-capitalization, post-venture capital and distribution management equity portfolios. Mr. Bernstein joined Credit Suisse in 1999.

Strategic Fixed Income Portfolio

FRANKLIN ADVISERS, INC. (FRANKLIN ADVISERS) was incorporated in California and registered with the SEC as an investment adviser in 1985. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as Franklin Templeton Investments), a publicly traded, global investment management organization. As of March 31, 2006, Franklin Advisers had approximately $491 billion in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

The Strategic Fixed Income Portfolio is managed by Roger Bayston, CFA. Mr. Bayston, Senior Vice President, joined Franklin Templeton in 1991.

Large Cap Growth Portfolio
Mid Cap Value Portfolio

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2006, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $562.5 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 15 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 17 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 13 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 21 years of industry experience. Ms. Rominger, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 26 years of industry experience.

International Equity Portfolio

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-INTERNATIONAL) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991.

                                                            Seasons Series Trust

As of March 31, 2006, GSAM-International, along with other units of Goldman Sachs, had approximately $562.5 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

Allocation Growth Portfolio
Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio
Allocation Balanced Portfolio

IBBOTSON ASSOCIATES ADVISORS, LLC. (IBBOTSON) is a wholly owned subsidiary of Morningstar, Inc. Ibbotson has principal offices at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2006, Ibbotson had approximately $9.2 billion in assets under management.

The Seasons Managed Allocation Portfolios are managed by Peng Chen, Ph.D., CFA, Alexander E. Kaye, CFA, and Scott Wentsel. Peng Chen has served as Chief Investment Officer since 2004. Mr. Chen was Director of Research from 2000 to 2004 and joined the firm in 1997. Alexander E. Kaye joined Ibbotson as a portfolio manager in 2004. Previously, Mr. Kaye was an account manager at UBS Global Asset Management. Scott Wentsel joined Ibbotson as a senior portfolio manager in 2005. Previously, Mr. Wentsel held positions at Van Kampen and Scudder Investments.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

JANUS CAPITAL MANAGEMENT LLC (JANUS) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2006, Janus' parent company, Janus Capital Group Inc., had approximately $158.1 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Executive Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation
Fund) since their inception.

Seasons Series Trust

Focus Value Portfolio

J.P. MORGAN INVESTMENT MANAGEMENT INC. (JPMORGAN) is a Delaware corporation and is an indirect wholly owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 245 Park Avenue, New York, New York 10167. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2006, JPMorgan, together with its affiliated companies, had approximately $873 billion in assets under management.

The Focus Value Portfolio is managed by Jonathan K. L. Simon. Mr. Simon is a portfolio manager in the U.S. Equity Group. An employee since 1980, Mr. Simon is the sole portfolio manager of the Focus Value Portfolio, the JPMorgan Value Advantage Fund and the JPMF US Strategic Value Fund. In addition, he is co-portfolio manager of the JPMorgan Growth and Income Fund, the JPMorgan Equity Income Fund and the JPMF American Equity Fund. Mr. Simon joined the firm as an analyst in the London office and transferred to the New York in 1983. He became a portfolio manager in 1987 and served as president of Robert Fleming's U.S. asset management operations from 1990 until 2000.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

LORD, ABBETT & CO. LLC. (LORD ABBETT) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2006, Lord Abbett had approximately $106 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1998. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio
Focus Growth and Income Portfolio

MARSICO CAPITAL MANAGEMENT, LLC. (MARSICO) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2006, Marsico had approximately $69.4 billion in assets under management.

                                                            Seasons Series Trust

The Focus Growth Portfolio and Focus Growth and Income Portfolio are managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Focus Value Portfolio

NORTHERN TRUST INVESTMENTS, N.A. (NORTHERN TRUST) is located at 50 South LaSalle Street, Chicago, Illinois 60603. Northern Trust is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Northern Trust primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. Northern Trust is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of March 31, 2006, Northern Trust and its affiliates had assets under custody of $3.1 trillion, and assets under investment management of $653 billion.

The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.

Asset Allocation: Diversified Growth Portfolio

PUTNAM INVESTMENT MANAGEMENT, L.L.C. (PUTNAM) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2006, Putnam had approximately $189.2 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 12 years investment experience. Mr. Kea is Senior Vice President and Quantitative Analyst in the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 16 years of investment experience. Mr. Schoen is Senior Vice President and Quantitative Analyst for the Global Asset Allocation Team. He joined Putnam in 1987 and has 15 years of investment experience.

Focus TechNet Portfolio

RCM CAPITAL MANAGEMENT LLC (RCM) is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz AG, an international financial services organization. As of March 31, 2006, RCM had approximately $20.2 billion in assets under management in San Francisco.

The Focus TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM's technology area.

Small Cap Portfolio
Strategic Fixed Income Portfolio

SALOMON BROTHERS ASSET MANAGEMENT INC. (SALOMON BROTHERS), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc (Legg Mason). Legg Mason, whose principal address is 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2006, Salomon Brothers had approximately $88.6 billion in assets under management.

The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director in the Salomon Brothers Asset Management group and has been with the firm (or its predecessor) since 1983.

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                                       72

The Strategic Fixed Income Portfolio investment management services are provided by Salomon Brothers Asset Management Inc. The portfolio managers provide these investment management services in their capacity as dual officers of Salomon Brothers Asset Management Inc and Western Asset Management Company, both Legg Mason, Inc. affiliated entities. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Keith J. Gardner, Michael C. Buchanan and Matthew
C. Duda, manages the Portfolio. Mr. Leech, Mr. Walsh, Mr. Gardner and Mr. Duda have been employed as portfolio managers for Western Asset for the past five years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Mr. Gardner, Mr. Buchanan and Mr. Duda are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. ROWE PRICE ASSOCIATES, INC. (T. ROWE PRICE) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2006, T. Rowe Price had approximately $292.9 billion in assets under management.

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert
W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price's Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chief Investment Officer, Investment Advisory Committee Chairman and Vice President.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price's Equity Research Division since joining the firm in 1993.

Focus Value Portfolio

THIRD AVENUE MANAGEMENT LLC. (THIRD AVENUE) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2006, Third Avenue had approximately $23.3 billion in assets under management.

The Focus Value Portfolio is managed by Martin J. Whitman, CFA, Ian Lapey and Kathleen Koltes. Mr. Whitman has been Co-Chief Investment Officer and Portfolio Manager since 2003. Previously, Mr. Whitman served as Chief Investment Officer of Third Avenue (and its predecessor entity) from 1991 to 2003. Mr. Whitman also has been Chairman of Third Avenue Trust (and its predecessors) since 1990. Mr. Lapey has been a portfolio manager of Third Avenue since 2001. Mr. Lapey has also been a senior

                                                            Seasons Series Trust
research analyst for Third Avenue since 2001. Prior to joining Third Avenue, Mr. Lapey had been an equity research analyst with Credit Suisse First Boston since 1997. Ms. Koltes, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Previously, Ms. Koltes was an equity research associate for Alliance Capital Management.

Focus Growth and Income Portfolio

THORNBURG INVESTMENT MANAGEMENT, INC. (THORNBURG) is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2006, Thornburg had approximately $22.5 billion in assets under management.

The Focus Growth and Income Portfolio is managed by William V. Fries, CFA. Mr. Fries has been a Managing Director and portfolio manager at Thornburg since 1995. Previously he had been affiliated with USAA Investment Management Company for over 20 years.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

WELLINGTON MANAGEMENT COMPANY, LLP. (WELLINGTON MANAGEMENT) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2006, Wellington Management had approximately $542 billion in assets under management.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius
T. Hill, III, Campe Goodman, CFA, Richard T. Crawford, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Crawford, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Crawford has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 1997. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003) and Eaton Vance Management (1995-2001).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2002.

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                                       74

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President, Partner and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

PAYMENTS IN CONNECTION WITH DISTRIBUTION

Certain of the Trust's Subadvisers or their affiliates make payments to certain AIG-affiliated life insurance companies in connection with services related to the availability of the Portfolio(s) they manage being offered through the Variable Contracts. SunAmerica makes payments to such life insurance companies pursuant to a profit sharing agreement between SunAmerica and the life insurance companies. Furthermore, SunAmerica receives financial support from certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

LEGAL PROCEEDINGS

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York

                                                            Seasons Series Trust

("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

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                                       76

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1, Class 2 and Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 and Class 3 shares of each Portfolio except Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio's Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios' Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing

                                                            Seasons Series Trust
procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends of Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

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                                       78

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/02         $12.16        $0.16           $(1.09)         $(0.93)       $(0.20)       $(0.43)       $   --         $(0.63)
03/31/03          10.60         0.12            (1.87)          (1.75)        (0.15)           --            --          (0.15)
03/31/04           8.70         0.08             2.34            2.42         (0.10)           --            --          (0.10)
03/31/05          11.02         0.09             0.59            0.68         (0.07)           --            --          (0.07)
03/31/06          11.63         0.11             1.49            1.60         (0.10)           --            --          (0.10)

                                              Multi-Managed Growth Portfolio Class 2
03/31/02          12.15         0.13            (1.07)          (0.94)        (0.18)        (0.43)           --          (0.61)
03/31/03          10.60         0.10            (1.87)          (1.77)        (0.14)           --            --          (0.14)
03/31/04           8.69         0.06             2.35            2.41         (0.09)           --            --          (0.09)
03/31/05          11.01         0.08             0.57            0.65         (0.05)           --            --          (0.05)
03/31/06          11.61         0.09             1.48            1.57         (0.08)           --            --          (0.08)

                                              Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+          9.00         0.03            (0.20)          (0.17)        (0.14)           --            --          (0.14)
03/31/04           8.69         0.03             2.37            2.40         (0.09)           --            --          (0.09)
03/31/05          11.00         0.07             0.57            0.64         (0.04)           --            --          (0.04)
03/31/06          11.60         0.08             1.48            1.56         (0.07)           --            --          (0.07)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class 1
03/31/02      $ 10.60        (7.77)%       $84,012        1.05%              1.35%             102%(2)
03/31/03         8.70       (16.57)         51,638         1.09               1.25             106(2)
03/31/04        11.02        27.93          60,247         1.10               0.75             100(2)
03/31/05        11.63         6.13(1)       50,863         1.04               0.83             107(2)
03/31/06        13.13        13.76(1)       42,652         1.11(3)            0.88(3)          114
                                      Multi-Managed Growth Portfolio Class 2
03/31/02        10.60        (7.83)         49,770         1.20               1.15             102(2)
03/31/03         8.69       (16.71)         48,414         1.24               1.09             106(2)
03/31/04        11.01        27.79          78,735         1.25               0.59             100(2)
03/31/05        11.61         5.90(1)       78,191         1.19               0.69             107(2)
03/31/06        13.10        13.56(1)       84,310         1.26(3)            0.73(3)          114
                                      Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+        8.69        (1.90)             49        1.39#              0.88#             106(2)
03/31/04        11.00        27.63           3,038         1.40               0.38             100(2)
03/31/05        11.60         5.80(1)       18,448         1.29               0.62             107(2)
03/31/06        13.09        13.47(1)       28,135         1.37(3)            0.63(3)          114

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Growth Portfolio..........................  102%   106%    99%   107%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                               03/31/06
                                                               --------
    Multi-Managed Growth Portfolio Class 1..................     0.01%
    Multi-Managed Growth Portfolio Class 2..................     0.01
    Multi-Managed Growth Portfolio Class 3..................     0.01

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                         Multi-Managed Moderate Growth Portfolio Class 1
03/31/02         $12.21        $0.27           $(0.90)         $(0.63)       $(0.25)       $(0.29)       $   --         $(0.54)
03/31/03          11.04         0.21            (1.45)          (1.24)        (0.21)           --            --          (0.21)
03/31/04           9.59         0.15             2.01            2.16         (0.17)           --            --          (0.17)
03/31/05          11.58         0.18             0.31            0.49         (0.13)           --            --          (0.13)
03/31/06          11.94         0.21             1.08            1.29         (0.17)           --            --          (0.17)

                                         Multi-Managed Moderate Growth Portfolio Class 2
03/31/02          12.20         0.24            (0.88)          (0.64)        (0.23)        (0.29)           --          (0.52)
03/31/03          11.04         0.18            (1.45)          (1.27)        (0.20)           --            --          (0.20)
03/31/04           9.57         0.13             2.01            2.14         (0.15)           --            --          (0.15)
03/31/05          11.56         0.16             0.30            0.46         (0.11)           --            --          (0.11)
03/31/06          11.91         0.18             1.10            1.28         (0.16)           --            --          (0.16)

                                         Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+          9.83         0.05            (0.11)          (0.06)        (0.20)           --            --          (0.20)
03/31/04           9.57         0.10             2.03            2.13         (0.15)           --            --          (0.15)
03/31/05          11.55         0.14             0.31            0.45         (0.10)           --            --          (0.10)
03/31/06          11.90         0.17             1.09            1.26         (0.14)           --            --          (0.14)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                  Multi-Managed Moderate Growth Portfolio Class 1
03/31/02      $ 11.04        (5.27)%      $ 96,218        0.99%                2.28%           104%(2)
03/31/03         9.59       (11.26)         63,068         1.00                2.06            109(2)
03/31/04        11.58        22.63          71,142         1.00                1.41            105(2)
03/31/05        11.94         4.21(1)       60,210         0.95                1.54            116(2)
03/31/06        13.06        10.84(1)       52,920         0.99(3)             1.61(3)         123
                                  Multi-Managed Moderate Growth Portfolio Class 2
03/31/02        11.04        (5.35)         81,687         1.14                2.04            104(2)
03/31/03         9.57       (11.48)        101,321         1.15                1.88            109(2)
03/31/04        11.56        22.51         164,241         1.15                1.25            105(2)
03/31/05        11.91         3.99(1)      167,282         1.10                1.40            116(2)
03/31/06        13.03        10.72(1)      177,331         1.14(3)             1.46(3)         123
                                  Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+        9.57        (0.58)            172        1.28#                1.70#           109(2)
03/31/04        11.55        22.37           9,269         1.30                1.06            105(2)
03/31/05        11.90         3.89(1)       44,413         1.20                1.32            116(2)
03/31/06        13.02        10.63(1)       61,977         1.25(3)             1.37(3)         123

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Moderate Growth Portfolio.................  102%   108%   104%   114%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Moderate Growth Portfolio Class 1.........    0.01%
    Multi-Managed Moderate Growth Portfolio Class 2.........    0.01
    Multi-Managed Moderate Growth Portfolio Class 3.........    0.01

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                          Multi-Managed Income/Equity Portfolio Class 1
03/31/02         $11.93        $0.41           $(0.54)         $(0.13)       $(0.34)       $(0.35)       $   --         $(0.69)
03/31/03          11.11         0.34            (0.62)          (0.28)        (0.29)           --            --          (0.29)
03/31/04          10.54         0.28             1.27            1.55         (0.26)           --            --          (0.26)
03/31/05          11.83         0.32             0.10            0.42         (0.24)           --            --          (0.24)
03/31/06          12.01         0.35             0.41            0.76         (0.30)           --            --          (0.30)

                                          Multi-Managed Income/Equity Portfolio Class 2
03/31/02          11.93         0.37            (0.52)          (0.15)        (0.33)        (0.35)           --          (0.68)
03/31/03          11.10         0.31            (0.60)          (0.29)        (0.29)           --            --          (0.29)
03/31/04          10.52         0.26             1.27            1.53         (0.24)           --            --          (0.24)
03/31/05          11.81         0.30             0.10            0.40         (0.22)           --            --          (0.22)
03/31/06          11.99         0.33             0.40            0.73         (0.28)           --            --          (0.28)

                                          Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+         10.71         0.08             0.02            0.10         (0.29)           --            --          (0.29)
03/31/04          10.52         0.22             1.30            1.52         (0.24)           --            --          (0.24)
03/31/05          11.80         0.28             0.10            0.38         (0.21)           --            --          (0.21)
03/31/06          11.97         0.31             0.42            0.73         (0.27)           --            --          (0.27)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                   Multi-Managed Income/Equity Portfolio Class 1
03/31/02      $ 11.11        (1.15)%      $ 68,230        1.00%                3.49%            63%(2)
03/31/03        10.54        (2.47)         51,615         0.98                3.17             87(2)
03/31/04        11.83        14.80          55,067         0.97                2.47            113(2)
03/31/05        12.01         3.52(1)       47,346         0.91                2.68            108(2)
03/31/06        12.47         6.31(1)       39,618         0.96(3)             2.78(3)         121
                                   Multi-Managed Income/Equity Portfolio Class 2
03/31/02        11.10        (1.38)         64,073         1.14                3.24             63(2)
03/31/03        10.52        (2.61)         92,470         1.13                2.98             87(2)
03/31/04        11.81        14.67         149,978         1.12                2.31            113(2)
03/31/05        11.99         3.39(1)      151,035         1.06                2.53            108(2)
03/31/06        12.44         6.09(1)      150,711         1.11(3)             2.64(3)         121
                                   Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+       10.52         0.93             249        1.26#                2.67#            87(2)
03/31/04        11.80        14.53           9,753         1.25                2.15            113(2)
03/31/05        11.97         3.20(1)       41,835         1.16                2.46            108(2)
03/31/06        12.43         6.08(1)       51,526         1.21(3)             2.54(3)         121

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Income/Equity Portfolio...................   62%    85%   111%   106%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Income/Equity Portfolio Class 1...........    0.00%
    Multi-Managed Income/Equity Portfolio Class 2...........    0.00
    Multi-Managed Income/Equity Portfolio Class 3...........    0.00

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             DIVIDENDS      DIVIDENDS     DIVIDENDS
                   NET ASSET       NET         NET REALIZED                   DECLARED      FROM NET      DECLARED
                     VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM    FROM NET      REALIZED      FROM NET
PERIOD             BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT   INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED              OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS     INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                               Multi-Managed Income Portfolio Class 1
03/31/02            $11.65        $0.51           $(0.40)         $0.11        $(0.40)       $(0.16)       $   --         $(0.56)
03/31/03             11.20         0.45            (0.02)          0.43         (0.35)           --            --          (0.35)
03/31/04             11.28         0.37             0.83           1.20         (0.34)           --            --          (0.34)
03/31/05             12.14         0.39            (0.16)          0.23         (0.32)           --            --          (0.32)
03/31/06             12.05         0.42             0.06           0.48         (0.39)           --            --          (0.39)

                                               Multi-Managed Income Portfolio Class 2
03/31/02             11.65         0.48            (0.40)          0.08         (0.38)        (0.16)           --          (0.54)
03/31/03             11.19         0.41               --           0.41         (0.34)           --            --          (0.34)
03/31/04             11.26         0.34             0.84           1.18         (0.32)           --            --          (0.32)
03/31/05             12.12         0.37            (0.16)          0.21         (0.30)           --            --          (0.30)
03/31/06             12.03         0.40             0.06           0.46         (0.37)           --            --          (0.37)

                                               Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+            11.34         0.14             0.12           0.26         (0.34)           --            --          (0.34)
03/31/04             11.26         0.28             0.88           1.16         (0.32)           --            --          (0.32)
03/31/05             12.10         0.35            (0.15)          0.20         (0.29)           --            --          (0.29)
03/31/06             12.01         0.38             0.08           0.46         (0.36)           --            --          (0.36)

                                                                               RATIO OF
                   NET                          NET                               NET
                  ASSET                       ASSETS        RATIO OF          INVESTMENT
                  VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD            END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED             PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
---------------  ---------------------------------------------------------------------------------------
                                         Multi-Managed Income Portfolio Class 1
03/31/02         $ 11.20         0.88%       $ 52,122         1.05%(1)            4.40%(1)         59%(3)
03/31/03           11.28         3.87          43,960         0.96                3.97             97(3)
03/31/04           12.14        10.75          45,334         0.95                3.12            126(3)
03/31/05           12.05         1.85(2)       38,991         0.90                3.26            112(3)
03/31/06           12.14         3.98(2)       31,540         0.95(2)(4)          3.40(2)(4)      118
                                         Multi-Managed Income Portfolio Class 2
03/31/02           11.19         0.65          45,459         1.20(1)             4.15(1)          59(3)
03/31/03           11.26         3.74          80,625         1.12                3.75             97(3)
03/31/04           12.12        10.61         118,953         1.10                2.96            126(3)
03/31/05           12.03         1.71(2)      115,350         1.05                3.12            112(3)
03/31/06           12.12         3.84(2)      108,178         1.10(2)(4)          3.25(2)(4)      118
                                         Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+          11.26         2.37              74        1.21#                3.24#            97(3)
03/31/04           12.10        10.39           7,925         1.22                2.77            126(3)
03/31/05           12.01         1.61(2)       25,758         1.14                3.04            112(3)
03/31/06           12.11         3.83(2)       31,264         1.21(2)(4)          3.16(2)(4)      118

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 1..................    0.03%     (0.04)%
    Multi-Managed Income Portfolio Class 2..................      --      (0.05)
    Multi-Managed Income Portfolio Class 3..................      --         --

(2) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Income Portfolio..........................   57%    94%   123%   110%

(4) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Income Portfolio Class 1..................    0.00%
    Multi-Managed Income Portfolio Class 2..................    0.00
    Multi-Managed Income Portfolio Class 3..................    0.00

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                      Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02         $11.08        $0.17           $(0.32)         $(0.15)       $(0.16)       $(0.07)       $   --         $(0.23)
03/31/03          10.70         0.15            (2.28)          (2.13)        (0.12)           --            --          (0.12)
03/31/04           8.45         0.13             2.33            2.46         (0.13)           --            --          (0.13)
03/31/05          10.78         0.12             0.53            0.65         (0.13)           --            --          (0.13)
03/31/06          11.30         0.21             1.34            1.55         (0.16)           --            --          (0.16)

                                      Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02          11.07         0.13            (0.28)          (0.15)        (0.15)        (0.07)           --          (0.22)
03/31/03          10.70         0.13            (2.28)          (2.15)        (0.11)           --            --          (0.11)
03/31/04           8.44         0.11             2.33            2.44         (0.11)           --            --          (0.11)
03/31/05          10.77         0.10             0.52            0.62         (0.11)           --            --          (0.11)
03/31/06          11.28         0.19             1.35            1.54         (0.15)           --            --          (0.15)

                                      Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+          9.00         0.02            (0.47)          (0.45)        (0.11)           --            --          (0.11)
03/31/04           8.44         0.07             2.36            2.43         (0.11)           --            --          (0.11)
03/31/05          10.76         0.11             0.49            0.60         (0.10)           --            --          (0.10)
03/31/06          11.26         0.18             1.35            1.53         (0.14)           --            --          (0.14)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                              Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02      $ 10.70        (1.34)%      $138,550        0.96%              1.53%             235%(5)
03/31/03         8.45       (19.98)         93,728         0.95               1.58             145(5)
03/31/04        10.78        29.16(2)      106,695         0.98(1)            1.30(1)          108(5)
03/31/05        11.30         6.00(3)       90,042         0.94(1)            1.06(1)          159(5)
03/31/06        12.69        13.84(3)       76,762         0.91(1)(4)         1.78(1)(4)       118

                              Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02        10.70        (1.49)        110,186         1.11               1.22             235(5)
03/31/03         8.44       (20.11)        141,724         1.11               1.42             145(5)
03/31/04        10.77        29.02(2)      232,730         1.13(1)            1.12(1)          108(5)
03/31/05        11.28         5.77(3)      230,448         1.09(1)            0.93(1)          159(5)
03/31/06        12.67        13.71(3)      237,220         1.06(1)(4)         1.63(1)(4)       118

                              Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+        8.44        (5.02)            241        1.22#               0.68#            145(5)
03/31/04        10.76        28.86(2)       13,530         1.29(1)            0.84(1)          108(5)
03/31/05        11.26         5.58(3)       58,809         1.20(1)            1.01(1)          159(5)
03/31/06        12.65        13.63(3)       78,965         1.15(1)(4)         1.53(1)(4)       118

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  # Annualized

  + Inception date of class

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                        03/31/04   03/31/05   03/31/06
                                                                        --------   --------   --------
    Asset Allocation: Diversified Growth Portfolio Class 1 ...........    0.01%      0.00%      0.01%
    Asset Allocation: Diversified Growth Portfolio Class 2 ...........    0.01       0.00       0.01
    Asset Allocation: Diversified Growth Portfolio Class 3 ...........    0.01       0.00       0.01

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                                             03/31/06
                                                                                             --------
    Asset Allocation: Diversified Growth Portfolio Class 1 ...............................    0.05%
    Asset Allocation: Diversified Growth Portfolio Class 2 ...............................    0.05
    Asset Allocation: Diversified Growth Portfolio Class 3 ...............................    0.05

(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                          2002   2003   2004   2005
                                                                          ----   ----   ----   ----
    Asset Allocation: Diversified Growth Portfolio ....................   233%   143%   106%    156%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                     Stock Portfolio Class 1
03/31/02         $14.35        $ 0.01          $ 0.62          $ 0.63        $(0.01)       $(0.61)       $   --         $(0.62)
03/31/03          14.36          0.01           (3.36)          (3.35)           --            --            --             --
03/31/04          11.01          0.01            3.79            3.80            --            --            --             --
03/31/05          14.81          0.08            0.45            0.53            --            --            --             --
03/31/06          15.34          0.05            2.31            2.36         (0.08)           --            --          (0.08)

                                                     Stock Portfolio Class 2
03/31/02          14.34         (0.02)           0.62            0.60            --         (0.61)           --          (0.61)
03/31/03          14.33            --           (3.36)          (3.36)           --            --            --             --
03/31/04          10.97         (0.01)           3.78            3.77            --            --            --             --
03/31/05          14.74          0.06            0.45            0.51            --            --            --             --
03/31/06          15.25          0.03            2.29            2.32         (0.06)           --            --          (0.06)

                                                     Stock Portfolio Class 3
11/11/02-
03/31/03+         11.34            --           (0.37)          (0.37)           --            --            --             --
03/31/04          10.97         (0.02)           3.77            3.75            --            --            --             --
03/31/05          14.72          0.05            0.44            0.49            --            --            --             --
03/31/06          15.21          0.02            2.29            2.31         (0.05)           --            --          (0.05)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                              Stock Portfolio Class 1
03/31/02      $ 14.36         4.36%       $114,656        0.95%                0.04%           59%
03/31/03        11.01       (23.33)         75,591         0.95                0.11            45
03/31/04        14.81        34.56          87,619         0.96                0.10            42
03/31/05        15.34         3.58          73,967         0.93                0.51            42
03/31/06        17.62        15.42          62,972         0.93(1)             0.31(1)         45
                                              Stock Portfolio Class 2
03/31/02        14.33         4.18          89,106         1.10               (0.13)           59
03/31/03        10.97       (23.45)        110,306         1.10               (0.03)           45
03/31/04        14.74        34.37         184,179         1.11               (0.05)           42
03/31/05        15.25         3.46         182,833         1.08                0.37            42
03/31/06        17.51        15.23         188,970         1.08(1)             0.18(1)         45
                                              Stock Portfolio Class 3
11/11/02-
03/31/03+       10.97        (3.26)            189         1.22#              (0.04)#          45
03/31/04        14.72        34.18          10,471         1.24               (0.13)           42
03/31/05        15.21         3.33          46,811         1.18                0.38            42
03/31/06        17.47        15.16          63,310         1.18(1)             0.09(1)         45

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Stock Portfolio Class 1.....................................    0.00%
    Stock Portfolio Class 2.....................................    0.00
    Stock Portfolio Class 3.....................................    0.00

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Growth Portfolio Class 1
03/31/02          $8.38        $  --           $(0.40)         $(0.40)       $   --        $   --        $   --         $   --
03/31/03           7.98           --            (1.99)          (1.99)           --            --            --             --
03/31/04           5.99           --             1.87            1.87            --            --            --             --
03/31/05           7.86         0.03             0.44            0.47            --            --            --             --
03/31/06           8.33         0.01             1.16            1.17         (0.03)           --            --          (0.03)

                                                Large Cap Growth Portfolio Class 2
03/31/02           8.38        (0.02)           (0.39)          (0.41)           --            --            --             --
03/31/03           7.97           --            (2.00)          (2.00)           --            --            --             --
03/31/04           5.97        (0.01)            1.86            1.85            --            --            --             --
03/31/05           7.82         0.02             0.43            0.45            --            --            --             --
03/31/06           8.27         0.00             1.15            1.15         (0.02)           --            --          (0.02)

                                                Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+          6.27           --            (0.31)          (0.31)           --            --            --             --
03/31/04           5.96        (0.02)            1.87            1.85            --            --            --             --
03/31/05           7.81         0.02             0.42            0.44            --            --            --             --
03/31/06           8.25        (0.01)            1.15            1.14         (0.01)           --            --          (0.01)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ----------------------------------------------------------------------------------------
                                         Large Cap Growth Portfolio Class 1
03/31/02      $   7.98        (4.77)%       $21,905         1.10%(1)           (0.03)%(1)        43%
03/31/03          5.99       (24.94)         12,337         1.10(1)             0.06(1)          58
03/31/04          7.86        31.22          14,623         1.10(1)             0.02(1)          44
03/31/05          8.33         5.98          13,588         1.04(1)             0.38(1)          38
03/31/06          9.47        14.05          11,672         0.94(2)             0.13(2)          54
                                         Large Cap Growth Portfolio Class 2
03/31/02          7.97        (4.89)         38,180         1.25(1)            (0.19)(1)         43
03/31/03          5.97       (25.09)         41,534         1.25(1)            (0.07)(1)         58
03/31/04          7.82        30.99          71,204         1.25(1)            (0.13)(1)         44
03/31/05          8.27         5.75          78,540         1.19(1)             0.24(1)          38
03/31/06          9.40        13.89          90,485         1.09(2)            (0.02)(2)         54
                                         Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+         5.96        (4.94)            141         1.35#(1)           (0.01)#(1)        58
03/31/04          7.81        31.04           5,122         1.35(1)            (0.24)(1)         44
03/31/05          8.25         5.63          26,636         1.27(1)             0.26(1)          38
03/31/06          9.38        13.82          77,751         1.19(2)            (0.12)(2)         54

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Growth Portfolio Class 1..........................    0.05%      0.06%      0.01%     (0.05)%
    Large Cap Growth Portfolio Class 2..........................    0.04       0.06       0.01      (0.05)
    Large Cap Growth Portfolio Class 3..........................      --       0.10#      0.06      (0.03)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Growth Portfolio Class 1..........................    0.00%
    Large Cap Growth Portfolio Class 2..........................    0.00
    Large Cap Growth Portfolio Class 3..........................    0.00

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Composite Portfolio Class 1
03/31/02          $9.30        $0.01           $(0.11)         $(0.10)       $   --        $(0.01)        $  --         $(0.01)
03/31/03           9.19         0.03            (2.32)          (2.29)        (0.03)           --            --          (0.03)
03/31/04           6.87         0.02             2.17            2.19         (0.02)           --            --          (0.02)
03/31/05           9.04         0.07             0.44            0.51         (0.02)           --            --          (0.02)
03/31/06           9.53         0.06             0.97            1.03         (0.07)           --            --          (0.07)

                                              Large Cap Composite Portfolio Class 2
03/31/02           9.30           --            (0.11)          (0.11)           --         (0.01)           --          (0.01)
03/31/03           9.18         0.02            (2.33)          (2.31)        (0.01)           --            --          (0.01)
03/31/04           6.86         0.01             2.16            2.17         (0.01)           --            --          (0.01)
03/31/05           9.02         0.06             0.44            0.50         (0.01)           --            --          (0.01)
03/31/06           9.51         0.04             0.97            1.01         (0.06)           --            --          (0.06)

                                              Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+          7.22         0.01            (0.36)          (0.35)        (0.01)           --            --          (0.01)
03/31/04           6.86           --             2.15            2.15            --            --            --             --
03/31/05           9.01         0.06             0.42            0.48         (0.00)           --            --          (0.00)
03/31/06           9.49         0.03             0.98            1.01         (0.05)           --            --          (0.05)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE          AVERAGE NET      PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)     NET ASSETS(1)        ASSETS(1)       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                       Large Cap Composite Portfolio Class 1
03/31/02      $  9.19        (1.10)%       $12,889        1.10%                0.16%            64%
03/31/03         6.87       (24.99)          4,219         1.10                0.33             59
03/31/04         9.04        31.85           4,838         1.10                0.28             78
03/31/05         9.53         5.66           4,539         1.10                0.74             58
03/31/06        10.49        10.86           3,770         1.10(2)             0.56(2)          70
                                       Large Cap Composite Portfolio Class 2
03/31/02         9.18        (1.24)         15,204         1.25                  --             64
03/31/03         6.86       (25.13)         16,939         1.25                0.23             59
03/31/04         9.02        31.58          27,637         1.25                0.13             78
03/31/05         9.51         5.54          29,038         1.25                0.63             58
03/31/06        10.46        10.63          31,059         1.25(2)             0.42(2)          70
                                       Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+        6.86        (4.81)             97        1.28#                0.31#            59
03/31/04         9.01        31.39           2,095         1.35                0.03             78
03/31/05         9.49         5.33           7,393         1.35                0.66             58
03/31/06        10.45        10.65          10,919         1.35(2)             0.33(2)          70

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Large Cap Composite Portfolio Class 1.......................    0.46%      0.44%      0.42%      0.17%      0.12%
    Large Cap Composite Portfolio Class 2.......................    0.43       0.49       0.41       0.17       0.11
    Large Cap Composite Portfolio Class 3.......................      --       0.68#      0.43       0.16       0.11

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Composite Portfolio Class 1.......................    0.00%
    Large Cap Composite Portfolio Class 2.......................    0.00
    Large Cap Composite Portfolio Class 3.......................    0.00

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Value Portfolio Class 1
03/31/02         $10.69        $ 0.10          $ 0.15          $ 0.25        $(0.06)       $(0.28)       $   --         $(0.34)
03/31/03          10.60          0.11           (2.84)          (2.73)        (0.03)        (0.04)           --          (0.07)
03/31/04           7.80          0.12            2.92            3.04         (0.09)           --            --          (0.09)
03/31/05          10.75          0.14            0.86            1.00         (0.09)           --            --          (0.09)
03/31/06          11.66          0.17            1.26            1.43         (0.12)        (0.07)           --          (0.19)

                                                Large Cap Value Portfolio Class 2
03/31/02          10.69          0.08            0.15            0.23         (0.04)        (0.28)           --          (0.32)
03/31/03          10.60          0.09           (2.85)          (2.76)        (0.02)        (0.04)           --          (0.06)
03/31/04           7.78          0.10            2.92            3.02         (0.07)           --            --          (0.07)
03/31/05          10.73          0.12            0.86            0.98         (0.07)           --            --          (0.07)
03/31/06          11.64          0.15            1.25            1.40         (0.10)        (0.07)           --          (0.17)

                                                Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+          8.27          0.03           (0.46)          (0.43)        (0.02)        (0.04)           --          (0.06)
03/31/04           7.78          0.08            2.93            3.01         (0.07)           --            --          (0.07)
03/31/05          10.72          0.11            0.86            0.97         (0.06)           --            --          (0.06)
03/31/06          11.63          0.13            1.26            1.39         (0.09)        (0.07)           --          (0.16)

                                                 Mid Cap Growth Portfolio Class 1
03/31/02           9.34         (0.07)           0.80            0.73            --            --            --             --
03/31/03          10.07         (0.06)          (2.33)          (2.39)           --            --            --             --
03/31/04           7.68         (0.07)           4.03            3.96            --            --            --             --
03/31/05          11.64         (0.07)           0.64            0.57            --            --            --             --
03/31/06          12.21         (0.02)           3.05            3.03            --         (0.42)           --          (0.42)

                                                 Mid Cap Growth Portfolio Class 2
03/31/02           9.33         (0.08)           0.80            0.72            --            --            --             --
03/31/03          10.05         (0.07)          (2.33)          (2.40)           --            --            --             --
03/31/04           7.65         (0.09)           4.02            3.93            --            --            --             --
03/31/05          11.58         (0.09)           0.63            0.54            --            --            --             --
03/31/06          12.12         (0.04)           3.04            3.00            --         (0.42)           --          (0.42)

                                                 Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+          7.76         (0.03)          (0.08)          (0.11)           --            --            --             --
03/31/04           7.65         (0.10)           4.01            3.91            --            --            --             --
03/31/05          11.56         (0.09)           0.62            0.53            --            --            --             --
03/31/06          12.09         (0.05)           3.02            2.97            --         (0.42)           --          (0.42)

                NET                          NET                            RATIO OF
               ASSET                       ASSETS        RATIO OF              NET
               VALUE                       END OF       EXPENSES TO        INVESTMENT
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET         INCOME TO       PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                         Large Cap Value Portfolio Class 1
03/31/02      $ 10.60         2.43%       $ 17,457         1.10%(1)            0.90%(1)         30%
03/31/03         7.80       (25.86)         10,653         1.10(1)             1.19(1)          32
03/31/04        10.75        39.01          13,865         1.10(1)             1.20(1)          29
03/31/05        11.66         9.30          14,815         0.96(1)             1.26(1)          32
03/31/06        12.90        12.31          15,219         0.95(2)             1.38(2)          39

                                         Large Cap Value Portfolio Class 2
03/31/02        10.60         2.28          51,550         1.25(1)             0.72(1)          30
03/31/03         7.78       (26.09)         51,942         1.25(1)             1.07(1)          32
03/31/04        10.73        38.93          92,112         1.25(1)             1.04(1)          29
03/31/05        11.64         9.18         109,563         1.11(1)             1.11(1)          32
03/31/06        12.87        12.09         115,372         1.10(2)             1.23(2)          39

                                         Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+        7.78        (5.27)            140         1.28#(1)            1.14#(1)         32
03/31/04        10.72        38.76           5,528         1.35(1)             0.87(1)          29
03/31/05        11.63         9.08          32,460         1.20(1)             1.03(1)          32
03/31/06        12.86        12.00          85,913         1.20(2)             1.14(2)          39

                                         Mid Cap Growth Portfolio Class 1
03/31/02        10.07         7.82          18,380         1.15(1)            (0.72)(1)         70
03/31/03         7.68       (23.73)         10,649         1.15(1)            (0.71)(1)        117
03/31/04        11.64        51.56          15,233         1.15(1)            (0.74)(1)         97
03/31/05        12.21         4.90          15,484         1.13(1)            (0.63)(1)         81
03/31/06        14.82        25.04          14,981         1.04(2)            (0.18)(2)         86

                                         Mid Cap Growth Portfolio Class 2
03/31/02        10.05         7.72          33,843         1.30(1)            (0.86)(1)         70
03/31/03         7.65       (23.88)         32,110         1.30(1)            (0.86)(1)        117
03/31/04        11.58        51.37          69,968         1.30(1)            (0.89)(1)         97
03/31/05        12.12         4.66          77,433         1.28(1)            (0.78)(1)         81
03/31/06        14.70        24.98          96,349         1.19(2)            (0.30)(2)         86

                                         Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+        7.65        (1.42)            139         1.40#(1)           (0.98)#(1)       117
03/31/04        11.56        51.11           5,917         1.40(1)            (1.07)(1)         97
03/31/05        12.09         4.58          24,891         1.37(1)            (0.85)(1)         81
03/31/06        14.64        24.79          45,247         1.29(2)            (0.38)(2)         86

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Value Portfolio Class 1...........................    0.10%     (0.02)%    (0.03)%    (0.00)%
    Large Cap Value Portfolio Class 2...........................    0.06      (0.02)     (0.03)     (0.00)
    Large Cap Value Portfolio Class 3...........................      --       0.09#      0.01      (0.00)
    Mid Cap Growth Portfolio Class 1............................    0.15       0.12       0.03      (0.08)
    Mid Cap Growth Portfolio Class 2............................    0.12       0.13       0.03      (0.08)
    Mid Cap Growth Portfolio Class 3............................      --       0.19#      0.06      (0.08)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                                               03/31/06
                                                                                               --------
    Large Cap Value Portfolio Class 1........................................................    0.00%
    Large Cap Value Portfolio Class 2........................................................    0.00%
    Large Cap Value Portfolio Class 3........................................................    0.00%
    Mid Cap Growth Portfolio Class 1.........................................................    0.00%
    Mid Cap Growth Portfolio Class 2.........................................................    0.00%
    Mid Cap Growth Portfolio Class 3.........................................................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Mid Cap Value Portfolio Class 1
03/31/02         $12.15        $ 0.10          $ 1.93          $ 2.03        $(0.09)       $(0.68)        $  --         $(0.77)
03/31/03          13.41          0.11           (2.73)          (2.62)        (0.02)        (0.16)           --          (0.18)
03/31/04          10.61          0.10            4.80            4.90         (0.10)        (0.01)           --          (0.11)
03/31/05          15.40          0.12            2.59            2.71         (0.07)        (0.30)           --          (0.37)
03/31/06          17.74          0.17            2.60            2.77         (0.11)        (1.16)           --          (1.27)

                                                 Mid Cap Value Portfolio Class 2
03/31/02          12.15          0.09            1.92            2.01         (0.08)        (0.68)           --          (0.76)
03/31/03          13.40          0.10           (2.73)          (2.63)        (0.02)        (0.16)           --          (0.18)
03/31/04          10.59          0.08            4.79            4.87         (0.08)        (0.01)           --          (0.09)
03/31/05          15.37          0.10            2.58            2.68         (0.05)        (0.30)           --          (0.35)
03/31/06          17.70          0.14            2.60            2.74         (0.09)        (1.16)           --          (1.25)

                                                 Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+         11.07          0.04           (0.34)          (0.30)        (0.02)        (0.16)           --          (0.18)
03/31/04          10.59          0.05            4.80            4.85         (0.08)        (0.01)           --          (0.09)
03/31/05          15.35          0.09            2.56            2.65         (0.03)        (0.30)           --          (0.33)
03/31/06          17.67          0.12            2.60            2.72         (0.07)        (1.16)           --          (1.23)

                                                   Small Cap Portfolio Class 1
03/31/02           8.03         (0.02)           0.35            0.33            --            --            --             --
03/31/03           8.36         (0.03)          (2.32)          (2.35)           --            --            --             --
03/31/04           6.01         (0.04)           2.96            2.92            --            --            --             --
03/31/05           8.93         (0.04)           0.14            0.10            --            --            --             --
03/31/06           9.03          0.00            1.78            1.78            --         (0.08)           --          (0.08)

                                                   Small Cap Portfolio Class 2
03/31/02           8.02         (0.04)           0.36            0.32            --            --            --             --
03/31/03           8.34         (0.03)          (2.32)          (2.35)           --            --            --             --
03/31/04           5.99         (0.05)           2.95            2.90            --            --            --             --
03/31/05           8.89         (0.05)           0.13            0.08            --            --            --             --
03/31/06           8.97         (0.01)           1.76            1.75            --         (0.08)           --          (0.08)

                                                   Small Cap Portfolio Class 3
11/11/02-
03/31/03+          6.19         (0.01)          (0.19)          (0.20)           --            --            --             --
03/31/04           5.99         (0.05)           2.93            2.88            --            --            --             --
03/31/05           8.87         (0.05)           0.12            0.07            --            --            --             --
03/31/06           8.94         (0.02)           1.76            1.74            --         (0.08)           --          (0.08)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                          Mid Cap Value Portfolio Class 1
03/31/02      $  13.41       17.38%       $ 16,222         1.15%(1)            0.82%(1)         59%
03/31/03         10.61      (19.61)         10,584         1.15(1)             0.95(1)          61
03/31/04         15.40       46.29          14,034         1.15(1)             0.69(1)          50
03/31/05         17.74       17.69          15,887         1.03(1)             0.77(1)          42
03/31/06         19.24       15.99          17,245         1.02                0.92             46
                                          Mid Cap Value Portfolio Class 2
03/31/02         13.40       17.13          46,746         1.30(1)             0.69(1)          59
03/31/03         10.59      (19.73)         46,557         1.30(1)             0.83(1)          61
03/31/04         15.37       46.09          85,682         1.30(1)             0.53(1)          50
03/31/05         17.70       17.52         118,416         1.18(1)             0.63(1)          42
03/31/06         19.19       15.82         124,641         1.17                0.77             46
                                          Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+        10.59       (2.84)            138         1.40#(1)            0.97#(1)         61
03/31/04         15.35       45.86           5,435         1.40(1)             0.37(1)          50
03/31/05         17.67       17.37          30,602         1.26(1)             0.58(1)          42
03/31/06         19.16       15.74          54,833         1.27                0.69             46
                                            Small Cap Portfolio Class 1
03/31/02          8.36        4.11          13,864         1.15(1)            (0.25)(1)        101
03/31/03          6.01      (28.11)          8,061         1.15(1)            (0.37)(1)         91
03/31/04          8.93       48.59          11,129         1.15(1)            (0.52)(1)        134
03/31/05          9.03        1.12           9,664         1.15(1)            (0.48)(1)        134
03/31/06         10.73       19.82          11,829         1.15(1)(2)          0.01(1)(2)       85
                                            Small Cap Portfolio Class 2
03/31/02          8.34        3.99          29,363         1.30(1)            (0.45)(1)        101
03/31/03          5.99      (28.18)         28,013         1.30(1)            (0.52)(1)         91
03/31/04          8.89       48.41          62,201         1.30(1)            (0.67)(1)        134
03/31/05          8.97        0.90          66,999         1.30(1)            (0.62)(1)        134
03/31/06         10.64       19.62          79,997         1.30(1)(2)         (0.15)(1)(2)      85
                                            Small Cap Portfolio Class 3
11/11/02-
03/31/03+         5.99       (3.23)            120         1.40#(1)           (0.58)#(1)        91
03/31/04          8.87       48.08           5,609         1.40(1)            (0.72)(1)        134
03/31/05          8.94        0.79          25,076         1.40(1)            (0.66)(1)        134
03/31/06         10.60       19.57          64,565         1.40(1)(2)         (0.23)(1)(2)      85

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Mid Cap Value Portfolio Class 1.............................    0.16%      (0.01)%   (0.00)%    (0.02)%       --%
    Mid Cap Value Portfolio Class 2.............................    0.12       (0.01)    (0.01)     (0.02)        --
    Mid Cap Value Portfolio Class 3.............................      --       (0.01)#    0.03      (0.01)        --
    Small Cap Portfolio Class 1.................................    0.30        0.17      0.06      (0.08)      0.02
    Small Cap Portfolio Class 2.................................    0.26        0.18      0.06      (0.08)      0.02
    Small Cap Portfolio Class 3.................................      --        0.25#     0.08      (0.08)      0.02

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Small Cap Portfolio Class 1.................................    0.00%
    Small Cap Portfolio Class 2.................................    0.00%
    Small Cap Portfolio Class 3.................................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              International Equity Portfolio Class 1
03/31/02         $ 8.31        $0.03           $(0.93)         $(0.90)       $   --        $(0.05)        $  --         $(0.05)
03/31/03           7.36         0.03            (2.24)          (2.21)        (0.03)           --            --          (0.03)
03/31/04           5.12         0.04             2.66            2.70         (0.07)           --            --          (0.07)
03/31/05           7.75         0.04             0.83            0.87         (0.10)           --            --          (0.10)
03/31/06           8.52         0.09             2.11            2.20         (0.05)        (0.14)           --          (0.19)

                                              International Equity Portfolio Class 2
03/31/02           8.30         0.01            (0.91)          (0.90)           --         (0.05)           --          (0.05)
03/31/03           7.35         0.02            (2.24)          (2.22)        (0.01)           --            --          (0.01)
03/31/04           5.12         0.03             2.65            2.68         (0.06)           --            --          (0.06)
03/31/05           7.74         0.03             0.83            0.86         (0.09)           --            --          (0.09)
03/31/06           8.51         0.07             2.12            2.19         (0.04)        (0.14)           --          (0.18)

                                              International Equity Portfolio Class 3
11/11/02-
03/31/03+          5.69           --            (0.56)          (0.56)        (0.01)           --            --          (0.01)
03/31/04           5.12         0.04             2.63            2.67         (0.06)           --            --          (0.06)
03/31/05           7.73         0.02             0.83            0.85         (0.08)           --            --          (0.08)
03/31/06           8.50         0.05             2.12            2.17         (0.03)        (0.14)           --          (0.17)

                                            Diversified Fixed Income Portfolio Class 1
03/31/02           9.87         0.44            (0.26)           0.18         (0.29)           --            --          (0.29)
03/31/03           9.76         0.36             0.63            0.99         (0.05)           --            --          (0.05)
03/31/04          10.70         0.35             0.19            0.54         (0.27)           --            --          (0.27)
03/31/05          10.97         0.39            (0.36)           0.03         (0.33)        (0.01)           --          (0.34)
03/31/06          10.66         0.39            (0.24)           0.15         (0.34)        (0.05)           --          (0.39)

                                            Diversified Fixed Income Portfolio Class 2
03/31/02           9.87         0.40            (0.24)           0.16         (0.28)           --            --          (0.28)
03/31/03           9.75         0.32             0.65            0.97         (0.04)           --            --          (0.04)
03/31/04          10.68         0.33             0.19            0.52         (0.25)           --            --          (0.25)
03/31/05          10.95         0.37            (0.35)           0.02         (0.32)        (0.01)           --          (0.33)
03/31/06          10.64         0.38            (0.25)           0.13         (0.32)        (0.05)           --          (0.37)

                                            Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+         10.49         0.09             0.13            0.22         (0.04)           --            --          (0.04)
03/31/04          10.67         0.29             0.22            0.51         (0.25)           --            --          (0.25)
03/31/05          10.93         0.34            (0.34)             --         (0.30)        (0.01)           --          (0.31)
03/31/06          10.62         0.35            (0.23)           0.12         (0.31)        (0.05)           --          (0.36)

                                                                            RATIO OF
                NET                         NET=                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      International Equity Portfolio Class 1
03/31/02      $  7.36       (10.84)%      $  9,076         1.30%(1)            0.45%(1)         72%
03/31/03         5.12       (30.12)          5,273         1.30(1)             0.53(1)          53
03/31/04         7.75        52.92           7,794         1.30(1)             0.64(1)          50
03/31/05         8.52        11.28           8,650         1.30(1)             0.57(1)          84
03/31/06        10.53        25.99          12,326         1.30(1)             0.97(1)          71
                                      International Equity Portfolio Class 2
03/31/02         7.35       (10.86)         18,895         1.45(1)             0.12(1)          72
03/31/03         5.12       (30.17)         22,167         1.45(1)             0.31(1)          53
03/31/04         7.74        52.53          58,220         1.45(1)             0.45(1)          50
03/31/05         8.51        11.16          85,852         1.45(1)             0.41(1)          84
03/31/06        10.52        25.86         118,834         1.45(1)             0.82(1)          71
                                      International Equity Portfolio Class 3
11/11/02-
03/31/03+        5.12        (9.79)            144         1.55#(1)            0.15#(1)         53
03/31/04         7.73        52.29           4,277         1.55(1)             0.66(1)          50
03/31/05         8.50        11.07          27,288         1.55(1)             0.28(1)          84
03/31/06        10.50        25.66         102,098         1.55(1)             0.53(1)          71
                                    Diversified Fixed Income Portfolio Class 1
03/31/02         9.76         1.82          14,972         1.00(1)             4.50(1)          46(2)
03/31/03        10.70        10.14          17,731         1.00(1)             3.47(1)          63(2)
03/31/04        10.97         5.11          13,922         0.90(1)             3.15(1)         109(2)
03/31/05        10.66         0.22          11,137         0.84                3.57             88(2)
03/31/06        10.42         1.36(3)       10,595         0.83                3.67             94
                                    Diversified Fixed Income Portfolio Class 2
03/31/02         9.75         1.57          48,365         1.15(1)             4.10(1)          46(2)
03/31/03        10.68        10.00         135,818         1.15(1)             3.25(1)          63(2)
03/31/04        10.95         4.97         138,125         1.05(1)             3.01(1)         109(2)
03/31/05        10.64         0.07         122,693         0.99                3.42             88(2)
03/31/06        10.40         1.21(3)      108,491         0.98                3.52             94
                                    Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+       10.67         2.15             978         1.25#(1)            2.68#(1)         63(2)
03/31/04        10.93         4.84           9,120         1.15(1)             2.99(1)         109(2)
03/31/05        10.62        (0.03)         32,192         1.09                3.31             88(2)
03/31/06        10.38         1.11(3)       72,452         1.08                3.44             94

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    International Equity Portfolio Class 1......................    0.82%      0.46%      0.31%     (0.00)%     0.03%
    International Equity Portfolio Class 2......................    0.75       0.46       0.30      (0.00)      0.03
    International Equity Portfolio Class 3......................      --       0.49#      0.30      (0.00)      0.03
    Diversified Fixed Income Portfolio Class 1..................    0.17       0.01      (0.03)        --         --
    Diversified Fixed Income Portfolio Class 2..................    0.10         --      (0.02)        --         --
    Diversified Fixed Income Portfolio Class 3..................      --       0.14#     (0.01)        --         --

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  2002   2003   2004   2005
                                                                  ----   ----   ----   ----
    Diversified Fixed Income Portfolio..........................   44%    60%   106%    82%

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                             Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@        $10.00        $0.04           $(0.38)         $(0.34)       $   --        $   --         $  --         $   --
03/31/06           9.66         0.48             0.23            0.71         (0.29)        (0.01)           --          (0.30)

                                                Cash Management Portfolio Class 1
03/31/02          10.71         0.24             0.01            0.25         (0.07)           --            --          (0.07)
03/31/03          10.89         0.10               --            0.10         (0.15)           --            --          (0.15)
03/31/04          10.84         0.04               --            0.04         (0.09)           --            --          (0.09)
03/31/05          10.79         0.11             0.00            0.11         (0.04)           --            --          (0.04)
03/31/06          10.86         0.35            (0.01)           0.34         (0.13)           --            --          (0.13)

                                                Cash Management Portfolio Class 2
03/31/02          10.70         0.21             0.03            0.24         (0.05)           --            --          (0.05)
03/31/03          10.89         0.07               --            0.07         (0.14)           --            --          (0.14)
03/31/04          10.82         0.02               --            0.02         (0.07)           --            --          (0.07)
03/31/05          10.77         0.09             0.00            0.09         (0.02)           --            --          (0.02)
03/31/06          10.84         0.33            (0.01)           0.32         (0.11)           --            --          (0.11)

                                                Cash Management Portfolio Class 3
11/11/02-
03/31/03+         10.95         0.01               --            0.01         (0.14)           --            --          (0.14)
03/31/04          10.82         0.01               --            0.01         (0.07)           --            --          (0.07)
03/31/05          10.76         0.09            (0.01)           0.08         (0.01)           --            --          (0.01)
03/31/06          10.83         0.32            (0.01)           0.31         (0.10)           --            --          (0.10)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                      Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@     $   9.66       (3.40)%        $17,193         1.55%#             3.59%#            5%
03/31/06         10.07        7.45           48,116         1.47               4.59(2)          42
                                         Cash Management Portfolio Class 1
03/31/02         10.89        2.32            8,283         0.85               2.24             --
03/31/03         10.84        0.89            6,297         0.85               0.86             --
03/31/04         10.79        0.37            7,384         0.80               0.33             --
03/31/05         10.86        0.99            4,637         0.71               0.95             --
03/31/06         11.07        3.13            4,927         0.63               3.11(2)          --
                                         Cash Management Portfolio Class 2
03/31/02         10.89        2.27           34,724         1.00               1.91             --
03/31/03         10.82        0.66           56,597         1.00               0.67             --
03/31/04         10.77        0.22           54,276         0.95               0.18             --
03/31/05         10.84        0.84           47,494         0.86               0.82             --
03/31/06         11.05        2.98           38,397         0.78               2.93(2)          --
                                         Cash Management Portfolio Class 3
11/11/02-
03/31/03+        10.82        0.11              348        1.10#               0.25#            --
03/31/04         10.76        0.09            6,224         1.05               0.06             --
03/31/05         10.83        0.74           12,284         0.97               0.82             --
03/31/06         11.04        2.88           21,357         0.87               2.95(2)          --

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Strategic Fixed Income Portfolio Class 3....................      --%        --%        --%      1.41%     (0.09)%
    Cash Management Portfolio Class 1...........................      --      (0.01)     (0.03)      0.00       0.03
    Cash Management Portfolio Class 2...........................      --      (0.02)     (0.03)      0.00       0.03
    Cash Management Portfolio Class 3...........................      --       0.03#     (0.01)      0.00       0.03

(2) Gross of Custody Credits of 0.01%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                  Focus Growth Portfolio Class 1
03/31/02          $7.19        $(0.04)         $(0.09)         $(0.13)       $  --          $  --         $  --          $  --
03/31/03           7.06         (0.03)          (1.54)          (1.57)          --             --            --             --
03/31/04           5.49         (0.05)           2.48            2.43           --             --            --             --
03/31/05           7.92          0.00           (0.32)          (0.32)          --             --            --             --
03/31/06           7.60         (0.05)           1.55            1.50           --             --            --             --

                                                  Focus Growth Portfolio Class 2
03/31/02           7.19         (0.06)          (0.08)          (0.14)          --             --            --             --
03/31/03           7.05         (0.03)          (1.55)          (1.58)          --             --            --             --
03/31/04           5.47         (0.06)           2.47            2.41           --             --            --             --
03/31/05           7.88         (0.01)          (0.32)          (0.33)          --             --            --             --
03/31/06           7.55         (0.06)           1.54            1.48           --             --            --             --

                                                  Focus Growth Portfolio Class 3
11/11/02-
03/31/03+          5.70         (0.01)          (0.22)          (0.23)          --             --            --             --
03/31/04           5.47         (0.05)           2.45            2.40           --             --            --             --
03/31/05           7.87         (0.00)          (0.34)          (0.34)          --             --            --             --
03/31/06           7.53         (0.07)           1.54            1.47           --             --            --             --

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                           Focus Growth Portfolio Class 1
03/31/02      $   7.06        (1.81)%       $ 8,039         1.30%              (0.61)%          189%
03/31/03          5.49       (22.24)          5,535         1.30               (0.44)           143
03/31/04          7.92        44.26           8,170         1.30               (0.66)            90
03/31/05          7.60        (4.04)          6,504         1.30                0.03            200
03/31/06          9.10        19.74           7,907         1.17(2)            (0.59)(2)        102
                                           Focus Growth Portfolio Class 2
03/31/02          7.05        (1.95)         33,720         1.45               (0.78)           189
03/31/03          5.47       (22.41)         33,763         1.45               (0.59)           143
03/31/04          7.88        44.06          68,443         1.45               (0.81)            90
03/31/05          7.55        (4.19)         67,731         1.45               (0.10)           200
03/31/06          9.03        19.60          73,281         1.32(2)            (0.74)(2)        102
                                           Focus Growth Portfolio Class 3
11/11/02-
03/31/03+         5.47        (4.04)             99        1.55#               (0.66)#          143
03/31/04          7.87        43.88           6,775         1.55               (0.75)            90
03/31/05          7.53        (4.32)         21,909         1.55               (0.07)           200
03/31/06          9.00        19.52          39,589         1.41(2)            (0.81)(2)        102

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Focus Growth Portfolio Class 1..............................      0.22%      0.18%      0.05%     (0.09)%    (0.03)%
    Focus Growth Portfolio Class 2..............................      0.21       0.19       0.05      (0.09)     (0.03)
    Focus Growth Portfolio Class 3..............................        --       0.26#      0.08      (0.09)     (0.03)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Focus Growth Portfolio Class 1..............................    0.00%
    Focus Growth Portfolio Class 2..............................    0.00
    Focus Growth Portfolio Class 3..............................    0.00

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Focus TechNet Portfolio Class 2
03/31/02         $ 5.72        $(0.09)         $(1.22)         $(1.31)       $   --        $   --        $   --         $   --
03/31/03           4.41         (0.04)          (1.53)          (1.57)           --            --            --             --
03/31/04           2.84         (0.07)           2.30            2.23            --            --            --             --
03/31/05           5.07         (0.06)           0.01           (0.05)           --            --            --             --
03/31/06           5.02         (0.08)           1.48            1.40            --            --            --             --

                                                 Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+          2.85         (0.02)           0.01           (0.01)           --            --            --             --
03/31/04           2.84         (0.07)           2.30            2.23            --            --            --             --
03/31/05           5.07         (0.06)           0.00           (0.06)           --            --            --             --
03/31/06           5.01         (0.08)           1.47            1.39            --            --            --             --

                                            Focus Growth and Income Portfolio Class 2
03/31/02           8.43         (0.03)          (0.08)          (0.11)           --            --            --             --
03/31/03           8.32         (0.03)          (1.51)          (1.54)           --            --            --             --
03/31/04           6.78         (0.03)           2.53            2.50            --            --            --             --
03/31/05           9.28          0.02            0.03            0.05            --            --            --             --
03/31/06           9.33          0.09            1.21            1.30         (0.02)           --            --          (0.02)

                                            Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+          6.96         (0.01)          (0.17)          (0.18)           --            --            --             --
03/31/04           6.78         (0.03)           2.52            2.49            --            --            --             --
03/31/05           9.27          0.01            0.02            0.03            --            --            --             --
03/31/06           9.30          0.08            1.21            1.29         (0.01)           --            --          (0.01)

                                                  Focus Value Portfolio Class 2
10/01/01-
03/31/02+         10.00         (0.01)           1.80            1.79            --         (0.11)           --          (0.11)
03/31/03          11.68          0.07           (2.63)          (2.56)        (0.07)        (0.25)        (0.03)         (0.35)
03/31/04           8.77          0.15            4.19            4.34            --            --            --             --
03/31/05          13.11          0.05            1.45            1.50         (0.09)        (0.69)           --          (0.78)
03/31/06          13.83          0.06            1.97            2.03         (0.01)        (0.60)           --          (0.61)

                                                  Focus Value Portfolio Class 3
11/11/02-
03/31/03+          9.12            --              --              --         (0.07)        (0.25)        (0.03)         (0.35)
03/31/04           8.77          0.09            4.23            4.32            --            --            --             --
03/31/05          13.09          0.03            1.46            1.49         (0.08)        (0.69)           --          (0.77)
03/31/06          13.81          0.05            1.96            2.01            --         (0.60)           --          (0.60)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ---------------------------------------------------------------------------------------
                                          Focus TechNet Portfolio Class 2
03/31/02      $   4.41      (22.90)%       $12,522         1.65%@             (1.22)%@         357%
03/31/03          2.84      (35.60)         11,585         1.65               (1.46)           253
03/31/04          5.07       78.52          31,718         1.65               (1.55)           183
03/31/05          5.02       (0.99)         27,909         1.65               (1.16)           155
03/31/06          6.42       27.89          36,331         1.65               (1.31)           116
                                          Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+         2.84       (0.35)            100         1.68#              (1.52)#          253
03/31/04          5.07       78.52           3,830         1.75               (1.70)           183
03/31/05          5.01       (1.18)         11,321         1.75               (1.15)           155
03/31/06          6.40       27.74          19,386         1.75               (1.41)           116
                                     Focus Growth and Income Portfolio Class 2
03/31/02          8.32       (1.25)         21,393         1.45@              (0.37)@          187
03/31/03          6.78      (18.51)         19,142         1.45               (0.37)           180
03/31/04          9.28       36.87          49,277         1.45               (0.35)            84
03/31/05          9.33        0.54          49,049         1.45                0.18             77
03/31/06         10.61       13.96          48,297         1.42                0.94            164
                                     Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+         6.78       (2.59)            105         1.55#              (0.44)#          180
03/31/04          9.27       36.73           6,855         1.55               (0.35)            84
03/31/05          9.30        0.32          22,063         1.55                0.16             77
03/31/06         10.58       13.90          27,151         1.52                0.85            164
                                           Focus Value Portfolio Class 2
10/01/01-
03/31/02+        11.68       17.90          19,589         1.45#@             (0.27)#@          81
03/31/03          8.77      (22.00)         19,105         1.45                0.71            190
03/31/04         13.11       49.49          49,022         1.45                1.34            165
03/31/05         13.83       11.66          67,250         1.45                0.36            130
03/31/06         15.25       14.92          73,413         1.39                0.45            152
                                           Focus Value Portfolio Class 3
11/11/02-
03/31/03+         8.77       (0.12)            115         1.55#              (0.12)#          190
03/31/04         13.09       49.26           4,494         1.55                0.87            165
03/31/05         13.81       11.58          21,657         1.55                0.25            130
03/31/06         15.22       14.78          41,737         1.48                0.37            152

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class.

 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus
   TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Focus TechNet Portfolio Class 2.............................    1.32%      1.71%      0.52%      0.17%     (0.06)%
    Focus TechNet Portfolio Class 3.............................      --       1.74#      0.52       0.19      (0.07)
    Focus Growth and Income Portfolio Class 2...................    1.02       0.68       0.25      (0.01)     (0.10)
    Focus Growth and Income Portfolio Class 3...................      --       0.79#      0.27      (0.01)     (0.10)
    Focus Value Portfolio Class 2...............................    1.09#      0.73       0.25      (0.02)     (0.07)
    Focus Value Portfolio Class 3...............................      --       0.76#      0.27      (0.02)     (0.07)

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                               Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@        $10.00        $(0.00)         $(0.15)         $(0.15)       $   --        $   --         $  --         $   --
03/31/06           9.85          0.02            1.62            1.64         (0.05)        (0.01)           --          (0.06)

                                           Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@         10.00         (0.00)          (0.17)          (0.17)           --            --            --             --
03/31/06           9.83          0.08            1.34            1.42         (0.09)        (0.01)           --          (0.10)

                                              Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@         10.00         (0.00)          (0.15)          (0.15)           --            --            --             --
03/31/06           9.85          0.15            1.02            1.17         (0.11)        (0.03)           --          (0.14)

                                              Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@         10.00         (0.00)          (0.14)          (0.14)           --            --            --             --
03/31/06           9.86          0.14            0.54            0.68         (0.14)        (0.09)           --          (0.23)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(2)      NET ASSETS(2)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                        Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@     $   9.85       (1.50)%        $ 5,308         0.35%#             (0.35)%#          1%
03/31/06         11.43       16.61           63,384         0.34(1)(3)          0.21(1)(3)      24
                                    Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@         9.83       (1.70)           3,314         0.35#              (0.35)#           5
03/31/06         11.15       14.40           99,205         0.28(1)(3)          0.82(1)(3)      21
                                       Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@         9.85       (1.50)           3,388         0.35#              (0.35)#           0
03/31/06         10.88       11.93           69,582         0.31(1)(3)          1.12(1)(3)      29
                                       Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@         9.86       (1.40)           3,958         0.35#              (0.35)#           0
03/31/06         10.54        9.29           40,900         0.35(1)(3)          1.42(1)(3)      67

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

 @ Commencement of Operations

 # Annualized

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/05#   03/31/06
                                                                  ---------   --------
    Allocation Growth Portfolio Class 3.........................    4.37%      (0.05)%
    Allocation Moderate Growth Portfolio Class 3................    5.58          --
    Allocation Moderate Portfolio Class 3.......................    5.32       (0.04)
    Allocation Balanced Portfolio Class 3.......................    5.45        0.00

(2) Does not include underlying fund expenses that the Portfolios bear indirectly.

(3) Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     The Trust's Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

                                                            Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 31, 2006
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST
                                (CLASS 1 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     14

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     16
           Investment Strategies......................................     16
           Additional Information about the Seasons Portfolios........     16

GLOSSARY..............................................................     20
           Investment Terminology.....................................     20
           About the Indices..........................................     22
           Risk Terminology...........................................     23

MANAGEMENT............................................................     25
           Investment Adviser and Manager.............................     25
           Portfolio Management.......................................     26
           Information about the Subadvisers..........................     27
           Custodian, Transfer and Dividend Paying Agent..............     29
           Payments in Connection with Distribution...................     29
           Legal Proceedings..........................................     29

ACCOUNT INFORMATION...................................................     31
           Transaction Policies.......................................     31
           Dividend Policies and Taxes................................     32
           Frequent Purchases and Redemptions of Shares...............     32
           Portfolio Holdings.........................................     33

FINANCIAL HIGHLIGHTS..................................................     34

FOR MORE INFORMATION..................................................     37

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series, six of which are included in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 16, and the glossary that follows on page 20.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica" or the "Adviser"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.

     A Portfolio's investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days' notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                            PRINCIPAL
        PORTFOLIO              INVESTMENT GOAL         INVESTMENT STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets in equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets in fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------

MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment goal. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

                                                           Seasons Series Trust

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus"), Lord, Abbett & Co. LLC ("Lord Abbett") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/LORD ABBETT/SUNAMERICA component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

---------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                   BALANCED     FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      COMPONENT/     COMPONENT/
                                       COMPONENT/    COMPONENT/   LORD ABBETT/    WELLINGTON
                                       SUNAMERICA      JANUS       SUNAMERICA     MANAGEMENT
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%        14%/6%            20%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%      12.6%/5.4%          36%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%        14%/14%           54%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%       8.5%/8.5%          75%
---------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 17 also describe various additional risks.

     Management Risks

     Each Seasons Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH and STOCK PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

Seasons Series Trust

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH and STOCK PORTFOLIOS.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds.

     As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     All Portfolios except the STOCK PORTFOLIO may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing Internationally

     All Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Emerging Market Countries

     The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

     Risks of Investing in Smaller Companies

     All Portfolios may invest in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger

                                                            Seasons Series Trust
     companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH and STOCK PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

2004........................................................     10.46%

2005........................................................     10.40%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.57%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(7)
-----------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1               10.40%       -0.47%             9.13%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%        0.54%             7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%        5.87%             6.68%
-----------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                      4.55%        8.22%             9.50%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 1             4.27%        3.90%             8.13%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 1                      6.27%        1.07%             8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 1                4.96%        4.18%             8.34%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 51% Russell 1000(R) Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index and 2% Treasury Bills.
(7) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

2004........................................................      8.17%

2005........................................................      7.99%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.79%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(7)
-----------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1       7.99%        0.63%             8.45%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%        0.54%             7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%        5.87%             6.68%
-----------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                      4.55%        8.22%             9.50%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 1             3.93%        4.63%             8.01%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 1                      6.27%        1.07%             8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 1                4.44%        4.83%             8.17%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 37.9% Russell 1000(R) Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index and 1.8% Treasury Bills.
(7) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

2004........................................................     7.38%

2005........................................................     5.26%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.85%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(6)
-----------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1         5.26%       2.86%              7.37%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%       0.54%              7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%       5.87%              6.68%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 1             3.35%       4.28%              7.24%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 1                      6.27%       1.07%              8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 1                3.80%       4.46%              7.38%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 33.4% Russell 1000(R) Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
(6) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

2004........................................................     5.39%

2005........................................................     3.64%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.48%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(6)
-----------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                3.64%        4.03%             6.70%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%        0.54%             7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%        5.87%             6.68%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 1             2.92%        5.07%             7.01%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 1                      6.27%        1.07%             8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 1                3.15%        5.17%             7.08%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 17.35% Russell 1000(R) Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
(6) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

2004........................................................     9.35%

2005........................................................     6.95%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.31%.

----------------------------------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS                      PAST        PAST           RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR    FIVE YEAR        INCEPTION(9)
----------------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1           6.95%        1.06%             4.91%
----------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1) Class 1                                 6.12%        1.58%             8.07%
----------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 1                                            4.91%        0.54%             7.59%
----------------------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(3) Class 1                           13.54%        4.55%             6.17%*
----------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(4) Class 1                  2.43%        5.87%             6.68%
----------------------------------------------------------------------------------------------------------
 JP Morgan Developed Market High Yield Index(5) Class 1           2.62%        9.42%             6.29%*
----------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM 6) Class 1                  34.54%       19.44%             6.35%*
----------------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(7) Class 1                        6.18%        2.66%             7.44%
----------------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(8) Class 1                          11.00%        4.76%             7.75%*
----------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective December 14, 2005, the Portfolio selected the Russell 3000(R) Index as the primary benchmark for performance comparisons. The change from the S&P 500(R) Index to the Russell 3000(R) Index and the primary benchmark was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.- equity market.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(5) The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
(6) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.

                                                            Seasons Series Trust

(7) The Former Blended Benchmark Index consisted of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(8) Effective December 14, 2005, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's enhanced investment strategy. The New Blended Benchmark Index consists of 60% Russell 3000(R) Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free Index(SM). The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
(9) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

2004........................................................     9.77%

2005........................................................     5.99%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 0.71%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(2)
-----------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                              5.99%        1.08%              8.84%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                4.91%        0.54%              7.59%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                         MULTI-MANAGED     MULTI-MANAGED      MULTI-MANAGED
                                                            GROWTH        MODERATE GROWTH     INCOME/EQUITY
                                                         PORTFOLIO(1)       PORTFOLIO(1)      PORTFOLIO(1)
                                                         -------------   ------------------   -------------
                                                            CLASS 1           CLASS 1            CLASS 1
                                                         -------------   ------------------   -------------
Management Fees........................................      0.89%              0.85%             0.81%
Service (12b-1) Fees...................................      0.00%              0.00%             0.00%
Other Expenses.........................................      0.22%              0.14%             0.15%
Total Annual Portfolio Operating Expenses..............      1.11%              0.99%             0.96%

                                                         MULTI-MANAGED   ASSET ALLOCATION:
                                                            INCOME       DIVERSIFIED GROWTH       STOCK
                                                         PORTFOLIO(1)    PORTFOLIO(1)(2)(3)   PORTFOLIO(1)
                                                         -------------   ------------------   -------------
                                                            CLASS 1           CLASS 1            CLASS 1
                                                         -------------   ------------------   -------------
Management Fees........................................      0.77%              0.82%             0.85%
Service (12b-1) Fees...................................      0.00%              0.00%             0.00%
Other Expenses.........................................      0.18%              0.12%             0.08%
Total Annual Portfolio Operating Expenses..............      0.95%              0.94%             0.93%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's other expenses have been reduced. For the year ended March 31, 2006, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Other Expenses" do not take into account these expense reductions. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

(2) Effective October 1, 2005, the Adviser agreed to voluntarily waive on an annual basis 0.10% of the Management Fees, which resulted in an effective waiver of 0.05% for the fiscal year. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(3) The Portfolio's Management Fees have been restated to reflect its current management fee rate, which was reduced effective October 3, 2005.

                                                              CLASS 1
     Multi-Managed Growth Portfolio.........................   1.10%
     Multi-Managed Moderate Growth Portfolio................   0.98%
     Multi-Managed Income/Equity Portfolio..................   0.96%
     Multi-Managed Income Portfolio.........................   0.95%
     Asset Allocation: Diversified Growth Portfolio.........   0.88%
     Stock Portfolio........................................   0.93%

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 1 Shares......................................   $113     $353      $612      $1,352
Multi-Managed Moderate Growth Portfolio*
  Class 1 Shares......................................   $101     $315      $547      $1,213
Multi-Managed Income/Equity Portfolio*
  Class 1 Shares......................................   $ 98     $306      $531      $1,178
Multi-Managed Income Portfolio*
  Class 1 Shares......................................   $ 97     $303      $525      $1,166
Asset Allocation: Diversified Growth Portfolio*
  Class 1 Shares......................................   $ 96     $300      $520      $1,155
Stock Portfolio*
  Class 1 Shares......................................   $ 95     $296      $515      $1,143

---------------

 * The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these expense reductions:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 1 Shares..............................   $112     $350      $606      $1,340
Multi-Managed Moderate Growth Portfolio
  Class 1 Shares..............................   $100     $312      $542      $1,201
Multi-Managed Income/Equity Portfolio(1)
  Class 1 Shares..............................   $ 98     $306      $531      $1,178
Multi-Managed Income Portfolio(1)
  Class 1 Shares..............................   $ 97     $303      $525      $1,166
Asset Allocation: Diversified Growth Portfolio
  Class 1 Shares..............................   $ 90     $281      $488      $1,084
Stock Portfolio(1)
  Class 1 Shares..............................   $ 95     $296      $515      $1,143

---------------

(1) The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/LORD ABBETT/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

Seasons Series Trust

                               Managed Components

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity              - U.S. and foreign
 Portfolio's/Managed         including those of         selected for their   securities:             fixed income
 Component's principal       lesser known or high     growth potential:        -large-cap stocks     securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade      varying
                             industries, such as      -mid-cap stocks          fixed income          maturities and
                             technology,              -small-cap stocks        securities            risk/return
                             telecommunications,                             - 70%/30% neutral       characteristics
                             media, healthcare,                                equity/debt           (at least 80%
                             energy and consumer                               weighting for         investment grade
                             cyclicals:                                        Multi- Managed        securities and at
                             -small-cap stocks                                 Growth and            least 80% U.S.
                                                                               Moderate Growth       dollar
                                                                               Portfolios            denominated
                                                                               (actual weighting     securities)
                                                                               may differ)         - U.S. government
                                                                             - 50%/50% neutral       securities
                                                                               equity/debt         - Pass-through
                                                                               weighting for         securities
                                                                               Multi-Managed       - When-issued and
                                                                               Income/ Equity        delayed-delivery
                                                                               and Income            securities
                                                                               Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Mid-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks       35%)                     - Small-cap stocks    20%)
 Portfolio/Managed         - Short-term             - Short-term              (up to 20%)          - Short-term
 Component significantly     investments              investments            - Short-term            investments (up
 invest in?                 (up to 25%)              (up to 25%)               investments (up       to 20%)
                           - Options                                           to 25%)             - Foreign
                                                                             - Foreign             securities (up to
                                                                             securities            20% denominated in
                                                                              (up to 25%)          foreign currencies;
                                                                             - ADRs/EDRs/GDRs      up to 100%
                                                                             - Emerging markets    denominated in U.S.
                                                                             - PFICs                 dollars)
                                                                             - Junk bonds (up to
                                                                               15%)
----------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government     - Currency
 investments may the       fixed income             fixed income             securities              transactions
 Portfolio/Managed         securities               securities               - Asset-backed and    - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage-backed     - PFICs
 of efficient portfolio    securities               securities               securities            - Options and
 management or to          - Asset-backed and       - Asset-backed and       - Options and         futures
 enhance return?           mortgage-backed          mortgage-backed          futures               - Special
                           securities               securities               - Special             situations
                           - Foreign securities     - Foreign securities     situations            - Securities
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency            lending
                           - Passive Foreign        - Currency               transactions          - Forward foreign
                             Investment Companies     transactions           - Currency baskets    currency exchange
                             (PFICs)                - Currency baskets       - Exchange Traded     contracts
                           - Options and futures    - Emerging markets         Funds (ETFs)        - U.S. Treasury
                           - Special situations     - Options and futures    - Hybrid                inflation
                           - Securities lending     - Special situations     instruments (up to      protection
                                                                             10%)                    securities
                                                                             - Securities          - Roll transactions
                                                                             lending               - Total return
                                                                                                   swaps (up to 10%)
                                                                                                   - Short sales
                                                                                                   - Forward
                                                                                                     commitments
----------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality      - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives         - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets    - Currency
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure    volatility
                           - Growth stocks          - Foreign exposure       - Hedging             - Derivatives
                           - Hedging                - Growth stocks          - Interest rate       - Emerging markets
                           - Market volatility      - Hedging                fluctuations          - Foreign exposure
                           - Non-diversified        - Junk bonds             - Market volatility   - Hedging
                             status                 - Market volatility      - Non-diversified     - Interest rate
                           - Prepayment             - Non-diversified          status                fluctuations
                           - Securities selection   status                   - Prepayment          - Junk bonds
                           - Small and medium       - Prepayment             - Securities          - Market volatility
                             sized companies        - Securities selection   selection             - Non-diversified
                                                    - Small and medium       - Small and medium      status
                                                    sized companies            sized companies     - Prepayment
                                                                                                   - Securities
                                                                                                   selection
                                                                                                   - Short sales risk
----------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                               SEASONS PORTFOLIOS

------------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION:
                                   DIVERSIFIED GROWTH PORTFOLIO                  STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of               - Common stocks (at least 80% of net
 Managed Component's           approximately 80% (with a range of        assets)
 principal investments?          65-95%) of net assets to equity
                                 securities:
                                -large-cap stocks
                                -mid-cap stocks
                                -small-cap stocks
                               - Strategic allocation of
                               approximately 20% (with a range of
                                 5-35%) of assets to fixed income
                                 securities
                               - Foreign securities (up to 60%)
------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)    - Foreign securities (up to 30%)
 Portfolio/Managed Component                                           - ADRs/EDRs/GDRs
 significantly invest in?
------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income         - Mid-cap stocks
 investments may the           securities                              - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities              securities
 use as part of efficient      - Asset-backed and mortgage-backed      - U.S. government securities
 portfolio management or to      securities                            - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                 securities
                               - Currency baskets                      - Currency transactions
                               - Emerging markets                      - Currency baskets
                               - PFICs                                 - Emerging markets
                               - Options and futures                   - PFICs
                               - Special situations - Securities       - REITs
                               lending                                 - Options and futures
                               - Hybrid instruments (up to 10%)        - Special situations
                               - ETFs                                  - Convertible securities and warrants
                               - REITs                                 - ETFs
                                                                       - Hybrid instruments (up to 10%)
                                                                       - Securities lending
------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                        - Active trading
 the Portfolio/Managed         - Credit quality                        - Derivatives
 Component?                    - Derivatives                           - Emerging markets
                               - Emerging markets                      - Foreign exposure
                               - Foreign exposure                      - Growth stocks
                               - Growth stocks                         - Hedging
                               - Hedging                               - Market volatility
                               - Interest rate fluctuations            - Securities selection
                               - Junk bonds                            - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or

Seasons Series Trust
         another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARES(SM)) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

                                                            Seasons Series Trust

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

ABOUT THE INDICES

     - The JP MORGAN DEVELOPED MARKET HIGH YIELD INDEX is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX (UNHEDGED) is a market capitalization weighted composite of securities in 23 developed markets.

     - The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

     - The RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - The RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Seasons Series Trust

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very

                                                            Seasons Series Trust
useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

Seasons Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $45 billion as of March 31, 2006. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and the fixed income portion of the BALANCED/LORD ABBETT/SUNAMERICA components of the Multi-Managed Seasons Portfolios.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

For the fiscal year ended March 31, 2006 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.84%
Stock Portfolio......................................            0.85%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

                                                            Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

Seasons Series Trust

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SUNAMERICA is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over nine years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by Greg A. Braun. Mr. Braun has portfolio management responsibilities with both SunAmerica and AIG Global Investment Group (AIGGIG), where he is currently the Managing Director of CDO/Mutual Funds. Prior to joining AIGGIG in 2001, Mr. Braun was a senior credit analyst with American General Investment Management, L.P. ("AGIM") since 1996. Mr. Braun holds a Chartered Financial Analyst designation.

INFORMATION ABOUT THE SUBADVISERS

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio

JANUS CAPITAL MANAGEMENT LLC (JANUS) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2006, Janus' parent company, Janus Capital Group Inc., had approximately $158.1 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios are managed by Scott
W. Schoelzel. Mr. Schoelzel, Executive Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation Fund) since their inception.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio

LORD, ABBETT & CO. LLC. (LORD ABBETT) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund

                                                            Seasons Series Trust
portfolios having various investment objectives and also advises other investment clients. As of March 31, 2006, Lord Abbett had approximately $106 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

Asset Allocation: Diversified Growth Portfolio

PUTNAM INVESTMENT MANAGEMENT, L.L.C. (PUTNAM) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2006, Putnam had approximately $189.2 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 12 years investment experience. Mr. Kea is Senior Vice President and Quantitative Analyst in the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 16 years of investment experience. Mr. Schoen is Senior Vice President and Quantitative Analyst for the Global Asset Allocation Team. He joined Putnam in 1987 and has 15 years of investment experience.

Stock Portfolio

T. ROWE PRICE ASSOCIATES, INC. (T. ROWE PRICE) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2006, T. Rowe Price had approximately $292.9 billion in assets under management.

The Stock Portfolio is managed by Robert W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio

WELLINGTON MANAGEMENT COMPANY, LLP. (WELLINGTON MANAGEMENT) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2006, Wellington Management had approximately $542 billion in assets under management.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius
T. Hill, III, Campe Goodman, CFA, Richard T. Crawford, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios

Seasons Series Trust
since 2004. Mr. Crawford, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Crawford has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 1997. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003) and Eaton Vance Management (1995-2001).

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

PAYMENTS IN CONNECTION WITH DISTRIBUTION

Certain of the Trust's Subadvisers or their affiliates make payments to certain AIG-affiliated life insurance companies in connection with services related to the availability of the Portfolio(s) they manage being offered through the Variable Contracts. SunAmerica makes payments to such life insurance companies pursuant to a profit sharing agreement between SunAmerica and the life insurance companies. Furthermore, SunAmerica receives financial support from certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

LEGAL PROCEEDINGS

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York

                                                            Seasons Series Trust

("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares.

                                                            Seasons Series Trust

As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Seasons Series Trust

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 1 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/02         $12.16        $0.16           $(1.09)         $(0.93)       $(0.20)       $(0.43)       $   --         $(0.63)
03/31/03          10.60         0.12            (1.87)          (1.75)        (0.15)           --            --          (0.15)
03/31/04           8.70         0.08             2.34            2.42         (0.10)           --            --          (0.10)
03/31/05          11.02         0.09             0.59            0.68         (0.07)           --            --          (0.07)
03/31/06          11.63         0.11             1.49            1.60         (0.10)           --            --          (0.10)

                                         Multi-Managed Moderate Growth Portfolio Class 1
03/31/02         $12.21        $0.27           $(0.90)         $(0.63)       $(0.25)       $(0.29)       $   --         $(0.54)
03/31/03          11.04         0.21            (1.45)          (1.24)        (0.21)           --            --          (0.21)
03/31/04           9.59         0.15             2.01            2.16         (0.17)           --            --          (0.17)
03/31/05          11.58         0.18             0.31            0.49         (0.13)           --            --          (0.13)
03/31/06          11.94         0.21             1.08            1.29         (0.17)           --            --          (0.17)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class 1
03/31/02      $ 10.60        (7.77)%       $84,012        1.05%              1.35%             102%(2)
03/31/03         8.70       (16.57)         51,638         1.09               1.25             106(2)
03/31/04        11.02        27.93          60,247         1.10               0.75             100(2)
03/31/05        11.63         6.13(1)       50,863         1.04               0.83             107(2)
03/31/06        13.13        13.76(1)       42,652         1.11(3)            0.88(3)          114
                                  Multi-Managed Moderate Growth Portfolio Class 1
03/31/02      $ 11.04        (5.27)%       $96,218        0.99%              2.28%             104%(2)
03/31/03         9.59       (11.26)         63,068         1.00               2.06             109(2)
03/31/04        11.58        22.63          71,142         1.00               1.41             105(2)
03/31/05        11.94         4.21(1)       60,210         0.95               1.54             116(2)
03/31/06        13.06        10.84(1)       52,920         0.99(3)            1.61(3)          123

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Growth Portfolio..........................  102%   106%    99%   107%
    Multi-Managed Moderate Growth Portfolio.................  102%   108%   104%   114%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                               03/31/06
                                                               --------
    Multi-Managed Growth Portfolio Class 1..................     0.01%
    Multi-Managed Moderate Growth Portfolio Class 1.........     0.01

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                          Multi-Managed Income/Equity Portfolio Class 1
03/31/02         $11.93        $0.41           $(0.54)         $(0.13)       $(0.34)       $(0.35)       $   --         $(0.69)
03/31/03          11.11         0.34            (0.62)          (0.28)        (0.29)           --            --          (0.29)
03/31/04          10.54         0.28             1.27            1.55         (0.26)           --            --          (0.26)
03/31/05          11.83         0.32             0.10            0.42         (0.24)           --            --          (0.24)
03/31/06          12.01         0.35             0.41            0.76         (0.30)           --            --          (0.30)

                                              Multi-Managed Income Portfolio Class 1
03/31/02         $11.65        $0.51           $(0.40)         $ 0.11        $(0.40)       $(0.16)       $   --         $(0.56)
03/31/03          11.20         0.45            (0.02)           0.43         (0.35)           --            --          (0.35)
03/31/04          11.28         0.37             0.83            1.20         (0.34)           --            --          (0.34)
03/31/05          12.14         0.39            (0.16)           0.23         (0.32)           --            --          (0.32)
03/31/06          12.05         0.42             0.06            0.48         (0.39)           --            --          (0.39)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                   Multi-Managed Income/Equity Portfolio Class 1
03/31/02      $ 11.11        (1.15)%      $ 68,230        1.00%                3.49%            63%(2)
03/31/03        10.54        (2.47)         51,615         0.98                3.17             87(2)
03/31/04        11.83        14.80          55,067         0.97                2.47            113(2)
03/31/05        12.01         3.52(1)       47,346         0.91                2.68            108(2)
03/31/06        12.47         6.31(1)       39,618         0.96(3)             2.78(3)         121
                                      Multi-Managed Income Portfolio Class 1
03/31/02      $ 11.20        0.88%        $ 52,122         1.05%(4)            4.40%(4)         59%(2)
03/31/03        11.28         3.87          43,960         0.96                3.97             97(2)
03/31/04        12.14        10.75          45,334         0.95                3.12            126(2)
03/31/05        12.05         1.85(2)       38,991         0.90                3.26            112(2)
03/31/06        12.14         3.98(2)       31,540         0.95(1)(3)          3.40(1)(3)      118

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Income/Equity Portfolio...................   62%    85%   111%   106%
    Multi-Managed Income Portfolio..........................   57     94    123    110

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Income/Equity Portfolio Class 1...........    0.00%
    Multi-Managed Income Portfolio Class 1..................    0.00

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 1..................    0.03%     (0.04)%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                      Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02         $11.08        $0.17           $(0.32)         $(0.15)       $(0.16)       $(0.07)       $   --         $(0.23)
03/31/03          10.70         0.15            (2.28)          (2.13)        (0.12)           --            --          (0.12)
03/31/04           8.45         0.13             2.33            2.46         (0.13)           --            --          (0.13)
03/31/05          10.78         0.12             0.53            0.65         (0.13)           --            --          (0.13)
03/31/06          11.30         0.21             1.34            1.55         (0.16)           --            --          (0.16)

                                                     Stock Portfolio Class 1
03/31/02         $14.35        $0.01           $ 0.62          $ 0.63        $(0.01)       $(0.61)       $   --         $(0.62)
03/31/03          14.36         0.01            (3.36)          (3.35)           --            --            --             --
03/31/04          11.01         0.01             3.79            3.80            --            --            --             --
03/31/05          14.81         0.08             0.45            0.53            --            --            --             --
03/31/06          15.34         0.05             2.31            2.36         (0.08)           --            --          (0.08)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                              Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02      $ 10.70        (1.34)%      $138,550        0.96%              1.53%             235%(5)
03/31/03         8.45       (19.98)         93,728         0.95               1.58             145(5)
03/31/04        10.78        29.16(2)      106,695         0.98(1)            1.30(1)          108(5)
03/31/05        11.30         6.00(3)       90,042         0.94(1)            1.06(1)          159(5)
03/31/06        12.69        13.84(3)       76,762         0.91(1)(4)         1.78(1)(4)       118
                                              Stock Portfolio Class 1
03/31/02      $ 14.36         4.36%       $114,656        0.95%               0.04%             59%
03/31/03        11.01       (23.33)         75,591         0.95               0.11              45
03/31/04        14.81        34.56          87,619         0.96               0.10              42
03/31/05        15.34         3.58          73,967         0.93               0.51              42
03/31/06        17.62        15.42          62,972         0.93(1)            0.31(1)           45

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/04   03/31/05   03/31/06
                                                              --------   --------   --------
    Asset Allocation: Diversified Growth Portfolio Class
     1......................................................    0.01%      0.00%      0.01%
    Stock Portfolio Class 1.................................      --         --       0.00

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/06
                                                              --------
    Asset Allocation: Diversified Growth Portfolio Class
     1......................................................    0.05%

(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Asset Allocation: Diversified Growth Portfolio..........  233%   143%   106%    156%

Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     The Trust's Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

                                                            Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 31, 2006
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]

                              SEASONS SERIES TRUST
                                (CLASS 1 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     28

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     33
           Investment Strategies......................................     33
           Additional Information about the Seasons Portfolios........     33

GLOSSARY..............................................................     42
           Investment Terminology.....................................     42
           About the Indices..........................................     45
           Risk Terminology...........................................     46

MANAGEMENT............................................................     49
           Investment Adviser and Manager.............................     49
           Portfolio Management.......................................     51
           Information about the Subadvisers..........................     53
           Custodian, Transfer and Dividend Paying Agent..............     58
           Payments in Connection with Distribution...................     59
           Legal Proceedings..........................................     59

ACCOUNT INFORMATION...................................................     60
           Transaction Policies.......................................     60
           Dividend Policies and Taxes................................     61
           Frequent Purchases and Redemptions of Shares...............     61
           Portfolio Holdings.........................................     62

FINANCIAL HIGHLIGHTS..................................................     63

FOR MORE INFORMATION..................................................     72

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series, sixteen of which are included in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 33, and the glossary that follows on page 42.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica" or the "Adviser"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

TEN OF THE PORTFOLIOS, WHICH WE CALL THE "SEASONS SELECT PORTFOLIOS" AND THE "SEASONS FOCUSED PORTFOLIO" ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.

     A Portfolio's investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days' notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                            PRINCIPAL
        PORTFOLIO              INVESTMENT GOAL         INVESTMENT STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment goal. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

                               SEASONS PORTFOLIOS

 ---------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL       PRINCIPAL INVESTMENT STRATEGY
 ---------------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ---------------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily through
  DIVERSIFIED GROWTH                                 a strategic allocation of
  PORTFOLIO                                          approximately 80% (with a
                                                     range of 65-95%) of its
                                                     assets in equity securities
                                                     and approximately 20% (with a
                                                     range of 5-35%) of its assets
                                                     in fixed income securities
 ---------------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal circumstances,
                           appreciation, with a      invests at least 80% of net
                           secondary objective of    assets in common stocks
                           increasing dividend
                           income
 ---------------------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus"), Lord, Abbett & Co. LLC ("Lord Abbett") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/LORD ABBETT/SUNAMERICA component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

---------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                   BALANCED     FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      COMPONENT/     COMPONENT/
                                       COMPONENT/    COMPONENT/   LORD ABBETT/    WELLINGTON
                                       SUNAMERICA      JANUS       SUNAMERICA     MANAGEMENT
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%        14%/6%            20%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%      12.6%/5.4%          36%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%        14%/14%           54%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%       8.5%/8.5%          75%
---------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.


"NET ASSETS" will take into account any borrowing for investment purposes.

                                                            Seasons Series Trust

The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.
                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolio will invest in up to 10 securities, and the Portfolio will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Focused Portfolio.

                           SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolio offers you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks. SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 34 also describe various additional risks.

    Management Risks

    Each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

    Risks of Investing in Equity Securities

    THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
    DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY and FOCUS GROWTH PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

                                                           Seasons Series Trust

    As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
    DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP and FOCUS GROWTH PORTFOLIOS.

    Risks of Investing in Value Stocks

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS.

    Risks of Indexing

    A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

    Risks of Investing in Technology Companies

    The MID CAP GROWTH PORTFOLIO may invest in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies.

    Risks of Investing in Bonds

    The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds.

    As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may

Seasons Series Trust
    affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

    Risks of Investing Internationally

    All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

    Risks of Investing in Smaller Companies

    All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, MID-CAP GROWTH and SMALL CAP PORTFOLIOS.

    Risks of Investing in "Non-Diversified" Portfolios

    All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK and DIVERSIFIED FIXED INCOME PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual

                                                           Seasons Series Trust
    funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

    Additional Principal Risks

    Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

2004........................................................     10.46%

2005........................................................     10.40%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.57%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(7)
-----------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1               10.40%       -0.47%             9.13%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%        0.54%             7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%        5.87%             6.68%
-----------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                      4.55%        8.22%             9.50%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 1             4.27%        3.90%             8.13%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 1                      6.27%        1.07%             8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 1                4.96%        4.18%             8.34%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 51% Russell 1000(R) Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index and 2% Treasury Bills.
(7) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

2004........................................................      8.17%

2005........................................................      7.99%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.79%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(7)
-----------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1       7.99%        0.63%             8.45%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%        0.54%             7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%        5.87%             6.68%
-----------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                      4.55%        8.22%             9.50%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 1             3.93%        4.63%             8.01%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 1                      6.27%        1.07%             8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 1                4.44%        4.83%             8.17%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 37.9% Russell 1000(R) Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index and 1.8% Treasury Bills.
(7) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

2004........................................................     7.38%

2005........................................................     5.26%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.85%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(6)
-----------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1         5.26%       2.86%              7.37%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%       0.54%              7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%       5.87%              6.68%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 1             3.35%       4.28%              7.24%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 1                      6.27%       1.07%              8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 1                3.80%       4.46%              7.38%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 33.4% Russell 1000(R) Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
(6) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

2004........................................................     5.39%

2005........................................................     3.64%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.48%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(6)
-----------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                3.64%        4.03%             6.70%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                 4.91%        0.54%             7.59%
-----------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1       2.43%        5.87%             6.68%
-----------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 1             2.92%        5.07%             7.01%
-----------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 1                      6.27%        1.07%             8.01%
-----------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 1                3.15%        5.17%             7.08%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 17.35% Russell 1000(R) Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
(6) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

2004........................................................     9.35%

2005........................................................     6.95%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.31%.

----------------------------------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS                      PAST        PAST           RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR    FIVE YEAR        INCEPTION(9)
----------------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1           6.95%        1.06%             4.91%
----------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1) Class 1                                 6.12%        1.58%             8.07%
----------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 1                                            4.91%        0.54%             7.59%
----------------------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(3) Class 1                           13.54%        4.55%             6.17%*
----------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(4) Class 1                  2.43%        5.87%             6.68%
----------------------------------------------------------------------------------------------------------
 JP Morgan Developed Market High Yield Index(5) Class 1           2.62%        9.42%             6.29%*
----------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM 6) Class 1                  34.54%       19.44%             6.35%*
----------------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(7) Class 1                        6.18%        2.66%             7.44%
----------------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(8) Class 1                          11.00%        4.76%             7.75%*
----------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective December 14, 2005, the Portfolio selected the Russell 3000(R) Index as the primary benchmark for performance comparisons. The change from the S&P 500(R) Index to the Russell 3000(R) Index and the primary benchmark was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.- equity market.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(5) The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
(6) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.

                                                            Seasons Series Trust

(7) The Former Blended Benchmark Index consisted of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(8) Effective December 14, 2005, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's enhanced investment strategy. The New Blended Benchmark Index consists of 60% Russell 3000(R) Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free Index(SM). The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
(9) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

2004........................................................     9.77%

2005........................................................     5.99%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 0.71%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR    FIVE YEAR        INCEPTION(2)
-----------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                              5.99%        1.08%              8.84%
-----------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                4.91%        0.54%              7.59%
-----------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%

2003........................................................     26.64%

2004........................................................     11.43%

2005........................................................      8.16%

During the period shown in the bar chart, the highest return for a quarter was 13.69% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -3.14%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio(1) Class 1                8.16%           -1.87%             0.76%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2) Class 1             3.46%           -1.65%            -1.46%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Growth Index(3) Class 1         1.14%           -3.68%            -1.68%*
---------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) Index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Growth Index for performance comparisons. S&P 500(R)/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(4) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%

2003........................................................     26.52%

2004........................................................      9.98%

2005........................................................      3.69%

During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ended 6/30/03) and the lowest return for a quarter was -16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 1.78%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio(1) Class 1             3.69%           -1.04%             1.35%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 1                                4.91%            0.54%             1.60%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%

2003........................................................    29.38%

2004........................................................    12.59%

2005........................................................     5.04%

During the period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended 6/30/03) and the lowest return for a quarter was -19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 6.14%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------------------
 Large Cap Value Portfolio(1) Class 1                  5.04%          3.59%              5.76%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2) Class 1               6.34%          2.53%              4.38%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Value Index(3) Class 1           8.71%          4.54%              4.24%*
---------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index has firms with lower book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Value Index for performance comparisons. S&P 500(R)/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(4) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%

2003........................................................     43.77%

2004........................................................     15.00%

2005........................................................     10.38%

During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was -24.38% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.25%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio(1) Class 1                  10.38%           3.78%             9.07%
---------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2) Class 1            12.10%           1.38%             5.43%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   34.48%
2001........................................................    7.20%
2002........................................................   -8.75%
2003........................................................   29.49%
2004........................................................   24.04%
2005........................................................   10.72%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 6/30/03) and the lowest return for a quarter was -15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 3.96%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST            PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio(1) Class 1                   10.72%           11.71%            13.87%
---------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2) Class 1             12.65%           12.21%            11.99%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%
2003........................................................    37.66%
2004........................................................     9.78%
2005........................................................     4.05%

During the period shown in the bar chart, the highest return for a quarter was 20.13% (quarter ended 6/30/03) and the lowest return for a quarter was -22.95% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 5.04%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST            PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Small Cap Portfolio(1) Class 1                        4.05%            0.69%             3.20%
---------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2) Class 1                      4.55%            8.22%             8.80%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management Inc replaced Lord, Abbett & Co. LLC as manager of a component of the Portfolio.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%
2003........................................................    31.95%
2004........................................................    17.91%
2005........................................................    14.57%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 7.91%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST            PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 International Equity Portfolio(1) Class 1            14.57%           0.54%              1.27%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(2) Class 1                13.54%           4.55%              4.93%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets.
(3) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    8.26%
2001........................................................    4.68%
2002........................................................    8.67%
2003........................................................    3.30%
2004........................................................    3.71%
2005........................................................    1.57%

During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was -3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.33%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio(1) Class 1        1.57%           4.36%             4.13%
---------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1      2.43%           5.87%             5.81%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     5.58%
2001........................................................     3.48%
2002........................................................     0.98%
2003........................................................     0.37%
2004........................................................     0.61%
2005........................................................     2.67%

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 2.01%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS                 PAST           PAST           RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)    ONE YEAR       FIVE YEAR        INCEPTION(2)
---------------------------------------------------------------------------------------------------------
 Cash Management Portfolio(1) Class 1                 2.67%           1.62%             2.55%
---------------------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class 1          3.07%           2.10%             2.98%*
---------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective February 14, 2005, Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC) assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
(2) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

2001........................................................   -11.41%

2002........................................................   -22.99%

2003........................................................    41.55%

2004........................................................     1.78%

2005........................................................     6.62%

During the period shown in the bar chart, the highest return for a quarter was 18.03% (quarter ended 6/30/03) and the lowest return for a quarter was -16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.69%.

 ----------------------------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS                  PAST             PAST          RETURN SINCE
 (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)      ONE YEAR        FIVE YEAR        INCEPTION(4)
 ----------------------------------------------------------------------------------------------------
Focus Growth Portfolio(1) Class 1                         6.62%            0.94%            -2.83%
----------------------------------------------------------------------------------------------------
Russell 3000(R) Growth Index(2) Class 1                   5.17%           -3.15%            -7.53%
----------------------------------------------------------------------------------------------------
S&P 500(R)(3) Class 1                                     4.91%            0.54%            -1.17%
----------------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the portfolio.
(2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000(R) Growth or the Russell 2000(R) Growth indexes. The change in indices was made because the Russell Growth Index is more representative of the Portfolio's investment strategy.
(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.
(4) Inception date for Class 1 shares is July 5, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                        MULTI-MANAGED     MULTI-MANAGED      MULTI-MANAGED
                                                           GROWTH        MODERATE GROWTH     INCOME/EQUITY
                                                        PORTFOLIO(5)       PORTFOLIO(5)      PORTFOLIO(5)
                                                        -------------   ------------------   -------------
                                                           CLASS 1           CLASS 1            CLASS 1
                                                        -------------   ------------------   -------------
Management Fees.......................................      0.89%              0.85%             0.81%
Service (12b-1) Fees..................................      0.00%              0.00%             0.00%
Other Expenses........................................      0.22%              0.14%             0.15%
Total Annual Portfolio Operating Expenses.............      1.11%              0.99%             0.96%

                                                        MULTI-MANAGED   ASSET ALLOCATION:
                                                           INCOME       DIVERSIFIED GROWTH       STOCK
                                                        PORTFOLIO(5)    PORTFOLIO(3)(4)(5)   PORTFOLIO(5)
                                                        -------------   ------------------   -------------
                                                           CLASS 1           CLASS 1            CLASS 1
                                                        -------------   ------------------   -------------
Management Fees.......................................      0.77%              0.82%             0.85%
Service (12b-1) Fees..................................      0.00%              0.00%             0.00%
Other Expenses........................................      0.18%              0.12%             0.08%
Total Annual Portfolio Operating Expenses.............      0.95%              0.94%             0.93%

                                                          LARGE CAP         LARGE CAP          LARGE CAP
                                                           GROWTH           COMPOSITE            VALUE
                                                        PORTFOLIO(5)     PORTFOLIO(1)(5)     PORTFOLIO(5)
                                                        -------------   ------------------   -------------
                                                           CLASS 1           CLASS 1            CLASS 1
                                                        -------------   ------------------   -------------
Management Fees.......................................      0.80%              0.80%             0.80%
Service (12b-1) Fees..................................      0.00%              0.00%             0.00%
Other Expenses........................................      0.14%              0.42%             0.15%
Total Annual Portfolio Operating Expenses.............      0.94%              1.22%             0.95%

                                                           MID CAP           MID CAP
                                                           GROWTH             VALUE             SMALL CAP
                                                        PORTFOLIO(5)        PORTFOLIO        PORTFOLIO(1)(5)
                                                        -------------   ------------------   ---------------
                                                           CLASS 1           CLASS 1             CLASS 1
                                                        -------------   ------------------   ---------------
Management Fees.......................................      0.85%              0.85%               0.85%
Service (12b-1) Fees..................................      0.00%              0.00%               0.00%
Other Expenses........................................      0.19%              0.17%               0.32%
Total Annual Portfolio Operating Expenses.............      1.04%              1.02%               1.17%

Seasons Series Trust

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                               INTERNATIONAL    DIVERSIFIED FIXED
                                                                  EQUITY              INCOME
                                                              PORTFOLIO(1)(4)       PORTFOLIO
                                                              ---------------   ------------------
                                                                  CLASS 1            CLASS 1
                                                              ---------------   ------------------
Management Fees.............................................       0.95%              0.70%
Service (12b-1) Fees........................................       0.00%              0.00%
Other Expenses..............................................       0.36%              0.13%
Total Annual Portfolio Operating Expenses...................       1.31%              0.83%

                                                                   CASH
                                                                MANAGEMENT         FOCUS GROWTH
                                                               PORTFOLIO(4)     PORTFOLIO(1)(2)(5)
                                                              ---------------   ------------------
                                                                  CLASS 1            CLASS 1
                                                              ---------------   ------------------
Management Fees.............................................       0.46%              1.00%
Service (12b-1) Fees........................................       0.00%              0.00%
Other Expenses..............................................       0.16%              0.17%
Total Annual Portfolio Operating Expenses...................       0.62%              1.17%

---------------

(1) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                              CLASS 1
     Large Cap Composite Portfolio..........................   1.10%
     Small Cap Portfolio....................................   1.15%
     International Equity Portfolio.........................   1.30%
     Strategic Fixed Income Portfolio.......................     N/A
     Focus Growth Portfolio.................................   1.30%

    These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

(2) The voluntary waivers and/or reimbursements described in footnote(1) are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing voluntary expense limitations.

    For the fiscal year ended March 31, 2006, the following Portfolio paid amounts to the Adviser as set forth in the table below:

                                                              CLASS 1
     Focus Growth Portfolio.................................   0.03%

    The Portfolio's Total Annual Operating Expenses would have been lower if the Adviser did not recoup prior waivers and/or reimbursements.

(3) Effective October 1, 2005, the Adviser agreed to voluntarily waive on an annual basis 0.10% of the Management Fees, which resulted in an effective waiver of 0.05% for the fiscal year. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4) The Portfolio's Management Fees have been restated to reflect its current management fee rate, which was reduced effective October 3, 2005.

                                                            Seasons Series Trust

(5) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's other expenses have been reduced. For the year ended March 31, 2006, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Other Expenses" do not take into account these expense reductions. Had the expense reductions and voluntary fee waivers and/or expense reimbursements listed in footnote (1) and footnote (2) been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                                              CLASS 1
     Multi-Managed Growth Portfolio.........................   1.10%
     Multi-Managed Moderate Growth Portfolio................   0.98%
     Multi-Managed Income/Equity Portfolio..................   0.96%
     Multi-Managed Income Portfolio.........................   0.95%
     Asset Allocation: Diversified Growth Portfolio.........   0.88%
     Stock Portfolio........................................   0.93%
     Large Cap Growth Portfolio.............................   0.94%
     Large Cap Composite Portfolio..........................   1.10%
     Large Cap Value Portfolio..............................   0.95%
     Mid Cap Growth Portfolio...............................   1.04%
     Small Cap Portfolio....................................   1.15%
     Focus Growth Portfolio.................................   1.14%

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 1 Shares......................................   $113     $353      $612      $1,352
Multi-Managed Moderate Growth Portfolio*
  Class 1 Shares......................................   $101     $315      $547      $1,213
Multi-Managed Income/Equity Portfolio*
  Class 1 Shares......................................   $ 98     $306      $531      $1,178
Multi-Managed Income Portfolio*
  Class 1 Shares......................................   $ 97     $303      $525      $1,166
Asset Allocation: Diversified Growth Portfolio*
  Class 1 Shares......................................   $ 96     $300      $520      $1,155
Stock Portfolio*
  Class 1 Shares......................................   $ 95     $296      $515      $1,143
Large Cap Growth Portfolio*
  Class 1 Shares......................................   $ 96     $300      $520      $1,155
Large Cap Composite Portfolio*
  Class 1 Shares......................................   $124     $387      $670      $1,477
Large Cap Value Portfolio*
  Class 1 Shares......................................   $ 97     $303      $525      $1,166
Mid Cap Growth Portfolio*
  Class 1 Shares......................................   $106     $331      $574      $1,271
Mid Cap Value Portfolio
  Class 1 Shares......................................   $104     $325      $563      $1,248
Small Cap Portfolio*
  Class 1 Shares......................................   $119     $372      $644      $1,420
International Equity Portfolio*
  Class 1 Shares......................................   $133     $415      $718      $1,579
Diversified Fixed Income Portfolio
  Class 1 Shares......................................   $ 85     $265      $460      $1,025
Cash Management Portfolio*
  Class 1 Shares......................................   $ 63     $199      $346      $  774
Focus Growth Portfolio*
  Class 1 Shares......................................   $119     $372      $644      $1,420

---------------

 * The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

                                                            Seasons Series Trust

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 1 Shares..............................   $112     $350      $606      $1,340
Multi-Managed Moderate Growth Portfolio
  Class 1 Shares..............................   $100     $312      $542      $1,201
Multi-Managed Income/Equity Portfolio(1)
  Class 1 Shares..............................   $ 98     $306      $531      $1,178
Multi-Managed Income Portfolio(1)
  Class 1 Shares..............................   $ 97     $303      $525      $1,166
Asset Allocation: Diversified Growth Portfolio
  Class 1 Shares..............................   $ 90     $281      $488      $1,084
Stock Portfolio(1)
  Class 1 Shares..............................   $ 95     $296      $515      $1,143
Large Cap Growth Portfolio(1)
  Class 1 Shares..............................   $ 96     $299      $520      $1,155
Large Cap Composite Portfolio(1)
  Class 1 Shares..............................   $112     $350      $606      $1,340
Large Cap Value Portfolio(1)
  Class 1 Shares..............................   $ 97     $303      $525      $1,166
Mid Cap Growth Portfolio(1)
  Class 1 Shares..............................   $106     $331      $574      $1,271
Small Cap Portfolio(1)
  Class 1 Shares..............................   $117     $365      $633      $1,398
International Equity Portfolio
  Class 1 Shares..............................   $132     $412      $713      $1,568
Cash Management Portfolio
  Class 1 Shares..............................   $ 63     $198      $346      $  774
Focus Growth Portfolio(1)
  Class 1 Shares..............................   $116     $362      $628      $1,386

---------------

(1) The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/LORD ABBETT/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity              - U.S. and foreign
 Portfolio's/Managed         including those of         selected for their   securities:             fixed income
 Component's principal       lesser known or high     growth potential:        -large-cap stocks     securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade      varying
                             industries, such as      -mid-cap stocks          fixed income          maturities and
                             technology,              -small-cap stocks        securities            risk/return
                             telecommunications,                             - 70%/30% neutral       characteristics
                             media, healthcare,                                equity/debt           (at least 80%
                             energy and consumer                               weighting for         investment grade
                             cyclicals:                                        Multi- Managed        securities and at
                             -small-cap stocks                                 Growth and            least 80% U.S.
                                                                               Moderate Growth       dollar
                                                                               Portfolios            denominated
                                                                               (actual weighting     securities)
                                                                               may differ)         - U.S. government
                                                                             - 50%/50% neutral       securities
                                                                               equity/debt         - Pass-through
                                                                               weighting for         securities
                                                                               Multi-Managed       - When-issued and
                                                                               Income/ Equity        delayed-delivery
                                                                               and Income            securities
                                                                               Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Mid-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks       35%)                     - Small-cap stocks    20%)
 Portfolio/Managed         - Short-term             - Short-term              (up to 20%)          - Short-term
 Component significantly     investments              investments            - Short-term            investments (up
 invest in?                 (up to 25%)              (up to 25%)               investments (up       to 20%)
                           - Options                                           to 25%)             - Foreign
                                                                             - Foreign             securities (up to
                                                                             securities            20% denominated in
                                                                              (up to 25%)          foreign currencies;
                                                                             - ADRs/EDRs/GDRs      up to 100%
                                                                             - Emerging markets    denominated in U.S.
                                                                             - PFICs                 dollars)
                                                                             - Junk bonds (up to
                                                                               15%)
----------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government     - Currency
 investments may the       fixed income             fixed income             securities              transactions
 Portfolio/Managed         securities               securities               - Asset-backed and    - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage-backed     - PFICs
 of efficient portfolio    securities               securities               securities            - Options and
 management or to          - Asset-backed and       - Asset-backed and       - Options and         futures
 enhance return?           mortgage-backed          mortgage-backed          futures               - Special
                           securities               securities               - Special             situations
                           - Foreign securities     - Foreign securities     situations            - Securities
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency            lending
                           - Passive Foreign        - Currency               transactions          - Forward foreign
                             Investment Companies     transactions           - Currency baskets    currency exchange
                             (PFICs)                - Currency baskets       - Exchange Traded     contracts
                           - Options and futures    - Emerging markets         Funds (ETFs)        - U.S. Treasury
                           - Special situations     - Options and futures    - Hybrid                inflation
                           - Securities lending     - Special situations     instruments (up to      protection
                                                                             10%)                    securities
                                                                             - Securities          - Roll transactions
                                                                             lending               - Total return
                                                                                                   swaps (up to 10%)
                                                                                                   - Short sales
                                                                                                   - Forward
                                                                                                     commitments
----------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality      - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives         - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets    - Currency
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure    volatility
                           - Growth stocks          - Foreign exposure       - Hedging             - Derivatives
                           - Hedging                - Growth stocks          - Interest rate       - Emerging markets
                           - Market volatility      - Hedging                fluctuations          - Foreign exposure
                           - Non-diversified        - Junk bonds             - Market volatility   - Hedging
                             status                 - Market volatility      - Non-diversified     - Interest rate
                           - Prepayment             - Non-diversified          status                fluctuations
                           - Securities selection   status                   - Prepayment          - Junk bonds
                           - Small and medium       - Prepayment             - Securities          - Market volatility
                             sized companies        - Securities selection   selection             - Non-diversified
                                                    - Small and medium       - Small and medium      status
                                                    sized companies            sized companies     - Prepayment
                                                                                                   - Securities
                                                                                                   selection
----------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                               SEASONS PORTFOLIOS

------------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION:
                                   DIVERSIFIED GROWTH PORTFOLIO                  STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of               - Common stocks (at least 80% of net
 Managed Component's           approximately 80% (with a range of        assets)
 principal investments?          65-95%) of net assets to equity
                                 securities:
                                -large-cap stocks
                                -mid-cap stocks
                                -small-cap stocks
                               - Strategic allocation of
                               approximately 20% (with a range of
                                 5-35%) of assets to fixed income
                                 securities
                               - Foreign securities (up to 60%)
------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)    - Foreign securities (up to 30%)
 Portfolio/Managed Component                                           - ADRs/EDRs/GDRs
 significantly invest in?
------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income         - Mid-cap stocks
 investments may the           securities                              - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities              securities
 use as part of efficient      - Asset-backed and mortgage-backed      - U.S. government securities
 portfolio management or to      securities                            - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                 securities
                               - Currency baskets                      - Currency transactions
                               - Emerging markets                      - Currency baskets
                               - PFICs                                 - Emerging markets
                               - Options and futures                   - PFICs
                               - Special situations - Securities       - REITs
                               lending                                 - Options and futures
                               - Hybrid instruments (up to 10%)        - Special situations
                               - ETFs                                  - Convertible securities and warrants
                               - REITs                                 - ETFs
                                                                       - Hybrid instruments (up to 10%)
                                                                       - Securities lending
------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                        - Active trading
 the Portfolio/Managed         - Credit quality                        - Derivatives
 Component?                    - Derivatives                           - Emerging markets
                               - Emerging markets                      - Foreign exposure
                               - Foreign exposure                      - Growth stocks
                               - Growth stocks                         - Hedging
                               - Hedging                               - Market volatility
                               - Interest rate fluctuations            - Securities selection
                               - Junk bonds                            - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                    LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO            VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?        large companies (at least     large companies (at least     large companies (at least
                                 80% of net assets)            80% of net assets) that       80% of net assets)
                                 selected through a growth     offer the potential for       selected through a
                                 strategy                      long-term growth of           value strategy
                                                               capital or dividends
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments
 Portfolio significantly       - Short-term investments      - Short-term investments        (up to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up
                               - Foreign securities          - Foreign securities (up to   to 30%)
                               - Emerging markets            30%)                          - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of      income securities             income securities             - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance      securities                    securities                    - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                               mortgage-backed securities    mortgage-backed securities    - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up
                               - Currency transactions       - REITs                       to 10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets            mortgage swaps, caps,
                               trust certificates            - Emerging markets            floors and collars
                               - Options and futures         - Options and futures         - Convertible securities
                               - Options on foreign          - Hybrid instruments (up to   and warrants
                               currency                      10%)                          - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                                 securities indices            mortgage swaps, caps,       - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars            income securities
                                 10%):                       - Special situations          - U.S. government
                                - SPDRs                      - Convertible securities      securities
                                - iShares                    and warrants                  - Asset-backed and
                               - Interest rate caps,         - ETFs                          mortgage-backed
                               floors and collars            - Securities lending          securities
                               - Special situations                                        - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Derivatives                 - Derivatives
                               - Derivatives                 - Emerging markets            - Emerging markets
                               - Emerging markets            - Foreign exposure            - Foreign exposure
                               - Foreign exposure            - Growth stocks               - Hedging
                               - Growth stocks               - Hedging                     - Indexing
                               - Hedging                     - Indexing                    - Junk bonds
                               - Indexing                    - Junk bonds                  - Market volatility
                               - Interest rate               - Market volatility           - Non-diversified status
                               fluctuations                  - Non-diversified status      - Securities selection
                               - Junk bonds                  - Securities selection        - Small and medium sized
                               - Market volatility           - Small and medium sized        companies
                               - Non-diversified status      companies                     - Value investing
                               - Prepayment
                               - Securities selection
                               - Small and medium sized
                                 companies
--------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                     SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?          medium-sized companies        medium-sized companies      small companies (at least
                                 (at least 80% of net          (at least 80% of net          80% of net assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments
 invest in?                      (up to 20%)                 - Short-term investments        (up to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up
                                 30%)                        - Foreign securities (up to   to 30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the           income securities             income securities             - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government
 return?                         mortgage-backed               mortgage-backed               securities
                                 securities                    securities                  - Asset-backed and
                               - REITs                       - REITs                       mortgage- backed
                               - Currency transactions       - Currency transactions       securities
                               - Currency baskets            - Currency baskets            - REITs
                               - Emerging markets            - Custodial receipts and      - Emerging markets
                               - Options and futures         trust certificates            - Hybrid instruments (up
                               - Hybrid instruments (up to   - Emerging markets            to 10%)
                               10%)                          - Options and futures         - Interest rate swaps,
                               - Interest rate swaps,        - Options on foreign            mortgage swaps, caps,
                                 mortgage swaps, caps,         currencies                    floors and collars
                                 floors and collars          - Options on securities and   - Special situations
                               - Convertible securities        securities indices          - Securities lending
                               and warrants                  - Hybrid instruments (up to   - ETFs
                               - ETFs                        10%):
                               - Securities lending           - SPDRs
                               - Special situations           - iShares
                                                             - Interest rate caps,
                                                             floors and collars
                                                             - Securities lending
                                                             - ETFs
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status      fluctuations                  - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate
                               - Small and medium sized      - Market volatility           fluctuations
                               companies                     - Non-diversified status      - Market volatility
                               - Technology sector           - Prepayment                  - Non-diversified status
                                                             - Securities selection        - Prepayment
                                                             - Small and medium sized      - Securities selection
                                                             companies                     - Small and medium sized
                                                             - Value investing             companies
--------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED             CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities (at       - Fixed income securities     - A diversified selection
 principal investments?        least 80% of net assets) of   (at least 80% of net          of money market
                               issuers in at least three     assets) including U.S. and      instruments
                               countries other than the      foreign government
                               U.S.                          securities ("Net assets"
                                                             will take into account any
                                                             borrowings for investment
                                                             purposes)
                                                             - Mortgage-backed
                                                               securities
                                                             - Investment grade fixed
                                                               income securities
                                                             - Foreign securities (up to
                                                               30%)
                                                             - Junk bonds (up to 20%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks              mortgage-backed securities    income securities
 Portfolio significantly       - Small-cap stocks            - ADRs/EDRs/GDRs              - U.S. government
 invest in?                    - Junk bonds (up to 20%)      - PFICs                       securities
                               - Short-term investments      - Short-term investments
                               (up to 20%)                   (up to 20%)
                               - ADRs/EDRs/GDRs              - ETFs
                               - PFICs
                               - Foreign securities
                               - Emerging markets
--------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED             CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Currency transactions       - Asset-backed and
 investments may the           income securities             - Currency baskets            mortgage-backed
 Portfolio use as part of      - U.S. government             - Emerging markets            securities
 efficient portfolio           securities                    - Options and futures
 management or to enhance      - Asset-backed and            - Hybrid instruments (up to
 return?                       mortgage-backed securities      10%)
                               - REITs                       - Interest rate swaps,
                               - Currency transactions       mortgage swaps, caps,
                               - Currency baskets            floors and collars
                               - Custodial receipts and      - Special situations
                               trust certificate             - Securities lending
                               - Options and futures
                               - Options of foreign
                                 currencies
                               - Options on securities and
                               securities indices
                               - Hybrid instruments (up to
                                 10%):
                                 -- SPDRs
                                 -- iShares
                               - Interest rate caps,
                               floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Credit quality
 the Portfolio?                - Credit quality              - Credit quality              - Interest rate
                               - Derivatives                 - Derivatives                 fluctuations
                               - Emerging markets            - Emerging markets            - Market volatility
                               - Foreign exposure            - Foreign exposure            - Securities selection
                               - Hedging                     - Hedging
                               - Indexing                    - Indexing
                               - Interest rate               - Interest rate
                               fluctuations                  fluctuations
                               - Junk bonds                  - Junk bonds
                               - Market volatility           - Market volatility
                               - Non-diversified status      - Prepayment
                               - Prepayment                  - Securities selection
                               - Securities selection
--------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIO

--------------------------------------------------------------------------------------------------------
                                                                   FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------
 What are the Portfolio's principal investments?      - Equity securities of companies of any market
                                                        capitalization
                                                        -- common stocks
                                                        -- preferred stocks
                                                        -- convertible securities
                                                        -- warrants
                                                        -- rights
--------------------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio    - Junk bonds (up to 20%)
 significantly invest in?                             - Foreign securities
--------------------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio    - Short-term investments (up to 20%)
 use as part of efficient portfolio management or     - Defensive instruments
 to enhance return?                                   - Options and futures
                                                      - Special situations
                                                      - Currency transactions
                                                      - ETFs
                                                      - Fixed-income securities
                                                      - Hybrid instruments (up to 10%)
                                                      - REITs
                                                      - Securities lending
                                                      - Forward foreign currency exchange contracts
--------------------------------------------------------------------------------------------------------
 What risks normally affect the Portfolio?            - Active trading
                                                      - Credit quality
                                                      - Derivatives
                                                      - Foreign exposure
                                                      - Growth stocks
                                                      - Hedging
                                                      - Interest rate fluctuations
                                                      - Junk bonds
                                                      - Market volatility
                                                      - Non-diversified status
                                                      - Securities selection
                                                      - Small and medium sized companies
                                                      - Emerging markets
                                                      - Value investing
--------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Seasons Series Trust

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD COMMITMENTS are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

                                                            Seasons Series Trust

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARES(SM)) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Seasons Series Trust

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

ABOUT THE INDICES

     - The JP MORGAN DEVELOPED MARKET HIGH YIELD INDEX is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX (UNHEDGED) is a market capitalization weighted composite of securities in 23 developed markets.

     - The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

     - The RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - The RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

                                                            Seasons Series Trust

     - RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/CITIGROUP GROWTH AND VALUE INDEXES are constructed measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of

Seasons Series Trust
options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may

                                                            Seasons Series Trust
decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Seasons Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $45 billion as of March 31, 2006. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and the fixed income portion of the BALANCED/LORD ABBETT/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP and DIVERSIFIED FIXED INCOME PORTFOLIOS.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

For the fiscal year ended March 31, 2006 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.84%
Stock Portfolio......................................            0.85%
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            0.97%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.50%
Focus Growth Portfolio...............................            1.00%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has

                                                            Seasons Series Trust
received an exemptive order from the Securities and Exchange Commission ("SEC") that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - CMA
--------------------------------------------------------------------------------------------

                           SEASONS FOCUSED PORTFOLIO

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Credit Suisse
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SUNAMERICA is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed

Seasons Series Trust

Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio and Diversified Fixed Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over nine years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by Greg A. Braun. Mr. Braun has portfolio management responsibilities with both SunAmerica and AIG Global Investment Group (AIGGIG), where he is currently the Managing Director of CDO/Mutual Funds. Prior to joining AIGGIG in 2001, Mr. Braun was a senior credit analyst with American General Investment Management, L.P. ("AGIM") since 1996. Mr. Braun holds a Chartered Financial Analyst designation.

The Large Cap Composite Portfolio is managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

INFORMATION ABOUT THE SUBADVISERS

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Portfolio
International Equity Portfolio
Diversified Fixed Income Portfolio

AIG GLOBAL INVESTMENT CORP. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIGGIG. AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2006, AIGGIG managed approximately $533 billion, of which approximately $450 billion relates to AIG affiliates and $83 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by Lan Cai, James O. Kurtz, John P. Toohey and

                                                            Seasons Series Trust

Timothy Campion. Ms. Cai, Vice President and Portfolio Manager, joined AIGGIG in 2000 and serves as Portfolio Manager for US Equities, with responsibility for managing enhanced index portfolios through merger and acquisition related risk arbitrage. She also sits on the AIG Derivatives Committee, which oversees firm wide derivatives transactions and structured financial products. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGGIG with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGGIG. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGGIG's traditional and enhanced equity products. Prior to AIGGIG, Mr. Kurtz worked at Sears Investment Management Co. (SIMCO), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm's indexing and derivative capabilities. Mr. Toohey, Vice President, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGGIG Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIG in 2000. Mr. Campion, Portfolio Manager, joined AIGGIC in 1999. He is a Portfolio Manager responsible for enhanced index products.

Cash Management Portfolio

COLUMBIA MANAGEMENT ADVISORS, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2006, CMA had over $312.6 billion in assets under management.

The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Focus Growth Portfolio

CREDIT SUISSE ASSET MANAGEMENT, LLC (CREDIT SUISSE), located at 466 Lexington Avenue, New York, New York 10017-3140, is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of March 31, 2006, the asset management business of Credit Suisse had approximately $474 billion in assets under management.

The Focus Growth Portfolio is managed by Marian U. Pardo, Calvin E. Chung and Leo M. Bernstein. Ms. Pardo, Managing Director, joined Credit Suisse in January 2003, and specializes in large- and mid-capitalization U.S. growth equities. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small Company Fund. Mr. Chung, Director, joined Credit Suisse in 2000 from Eagle Asset Management, where he was a vice president and senior technology equity analyst from 1997 to 1999. Mr. Bernstein, Director, is an analyst and portfolio manager specializing in all sectors of technology hardware in U.S. small- and mid-capitalization, post-venture capital and distribution management equity portfolios. Mr. Bernstein joined Credit Suisse in 1999.

Large Cap Growth Portfolio
Mid Cap Value Portfolio

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2006, GSAM, along with other units of the Investment Management

Seasons Series Trust

Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $562.5 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 15 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 17 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 13 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 21 years of industry experience. Ms. Rominger, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 26 years of industry experience.

International Equity Portfolio

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-INTERNATIONAL) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2006, GSAM-International, along with other units of Goldman Sachs, had approximately $562.5 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

                                                            Seasons Series Trust

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

JANUS CAPITAL MANAGEMENT LLC (JANUS) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2006, Janus' parent company, Janus Capital Group Inc., had approximately $158.1 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Executive Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation
Fund) since their inception.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

LORD, ABBETT & CO. LLC. (LORD ABBETT) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2006, Lord Abbett had approximately $106 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1998. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio

MARSICO CAPITAL MANAGEMENT, LLC. (MARSICO) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to

Seasons Series Trust
various mutual funds, institutional accounts and private accounts. As of March 31, 2006, Marsico had approximately $69.4 billion in assets under management.

The Focus Growth Portfolio is managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Asset Allocation: Diversified Growth Portfolio

PUTNAM INVESTMENT MANAGEMENT, L.L.C. (PUTNAM) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2006, Putnam had approximately $189.2 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 12 years investment experience. Mr. Kea is Senior Vice President and Quantitative Analyst in the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 16 years of investment experience. Mr. Schoen is Senior Vice President and Quantitative Analyst for the Global Asset Allocation Team. He joined Putnam in 1987 and has 15 years of investment experience.

Small Cap Portfolio

SALOMON BROTHERS ASSET MANAGEMENT INC. (SALOMON BROTHERS), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc (Legg Mason). Legg Mason, whose principal address is 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2006, Salomon Brothers had approximately $88.6 billion in assets under management.

The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director in the Salomon Brothers Asset Management group and has been with the firm (or its predecessor) since 1983.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. ROWE PRICE ASSOCIATES, INC. (T. ROWE PRICE) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2006, T. Rowe Price had approximately $292.9 billion in assets under management.

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert
W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price's Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chief Investment Officer, Investment Advisory Committee Chairman and Vice President.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price's Equity Research Division since joining the firm in 1993.

                                                            Seasons Series Trust

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

WELLINGTON MANAGEMENT COMPANY, LLP. (WELLINGTON MANAGEMENT) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2006, Wellington Management had approximately $542 billion in assets under management.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius
T. Hill, III, Campe Goodman, CFA, Richard T. Crawford, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Crawford, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Crawford has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 1997. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003) and Eaton Vance Management (1995-2001).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2002.

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President, Partner and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Seasons Series Trust

PAYMENTS IN CONNECTION WITH DISTRIBUTION

Certain of the Trust's Subadvisers or their affiliates make payments to certain AIG-affiliated life insurance companies in connection with services related to the availability of the Portfolio(s) they manage being offered through the Variable Contracts. SunAmerica makes payments to such life insurance companies pursuant to a profit sharing agreement between SunAmerica and the life insurance companies. Furthermore, SunAmerica receives financial support from certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

LEGAL PROCEEDINGS

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares.

Seasons Series Trust

As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

                                                            Seasons Series Trust

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single, Class 1 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/02         $12.16        $0.16           $(1.09)         $(0.93)       $(0.20)       $(0.43)       $   --         $(0.63)
03/31/03          10.60         0.12            (1.87)          (1.75)        (0.15)           --            --          (0.15)
03/31/04           8.70         0.08             2.34            2.42         (0.10)           --            --          (0.10)
03/31/05          11.02         0.09             0.59            0.68         (0.07)           --            --          (0.07)
03/31/06          11.63         0.11             1.49            1.60         (0.10)           --            --          (0.10)

                                         Multi-Managed Moderate Growth Portfolio Class 1
03/31/02          12.21         0.27            (0.90)          (0.63)        (0.25)        (0.29)           --          (0.54)
03/31/03          11.04         0.21            (1.45)          (1.24)        (0.21)           --            --          (0.21)
03/31/04           9.59         0.15             2.01            2.16         (0.17)           --            --          (0.17)
03/31/05          11.58         0.18             0.31            0.49         (0.13)           --            --          (0.13)
03/31/06          11.94         0.21             1.08            1.29         (0.17)           --            --          (0.17)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class 1
03/31/02      $ 10.60        (7.77)%       $84,012        1.05%              1.35%             102%(2)
03/31/03         8.70       (16.57)         51,638         1.09               1.25             106(2)
03/31/04        11.02        27.93          60,247         1.10               0.75             100(2)
03/31/05        11.63         6.13(1)       50,863         1.04               0.83             107(2)
03/31/06        13.13        13.76(1)       42,652         1.11(3)            0.88(3)          114
                                  Multi-Managed Moderate Growth Portfolio Class 1
03/31/02        11.04        (5.27)         96,218         0.99               2.28             104(2)
03/31/03         9.59       (11.26)         63,068         1.00               2.06             109(2)
03/31/04        11.58        22.63          71,142         1.00               1.41             105(2)
03/31/05        11.94         4.21(1)       60,210         0.95               1.54             116(2)
03/31/06        13.06        10.84(1)       52,920         0.99(3)            1.61(3)          123

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Growth Portfolio..........................  102%   106%    99%   107%
    Multi-Managed Moderate Growth Portfolio.................  102    108    104    114

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                               03/31/06
                                                               --------
    Multi-Managed Growth Portfolio Class 1..................     0.01%
    Multi-Managed Moderate Growth Portfolio Class 1.........     0.01

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                          Multi-Managed Income/Equity Portfolio Class 1
03/31/02         $11.93        $0.41           $(0.54)         $(0.13)       $(0.34)       $(0.35)       $   --         $(0.69)
03/31/03          11.11         0.34            (0.62)          (0.28)        (0.29)           --            --          (0.29)
03/31/04          10.54         0.28             1.27            1.55         (0.26)           --            --          (0.26)
03/31/05          11.83         0.32             0.10            0.42         (0.24)           --            --          (0.24)
03/31/06          12.01         0.35             0.41            0.76         (0.30)           --            --          (0.30)

                                              Multi-Managed Income Portfolio Class 1
03/31/02          11.65         0.51            (0.40)           0.11         (0.40)        (0.16)           --          (0.56)
03/31/03          11.20         0.45            (0.02)           0.43         (0.35)           --            --          (0.35)
03/31/04          11.28         0.37             0.83            1.20         (0.34)           --            --          (0.34)
03/31/05          12.14         0.39            (0.16)           0.23         (0.32)           --            --          (0.32)
03/31/06          12.05         0.42             0.06            0.48         (0.39)           --            --          (0.39)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                   Multi-Managed Income/Equity Portfolio Class 1
03/31/02      $ 11.11        (1.15)%      $ 68,230        1.00%               3.49%             63%(2)
03/31/03        10.54        (2.47)         51,615         0.98               3.17              87(2)
03/31/04        11.83        14.80          55,067         0.97               2.47             113(2)
03/31/05        12.01         3.52(1)       47,346         0.91               2.68             108(2)
03/31/06        12.47         6.31(1)       39,618         0.96(3)            2.78(3)          121
                                      Multi-Managed Income Portfolio Class 1
03/31/02        11.20         0.88          52,122         1.05(4)         4.40(4)              59(2)
03/31/03        11.28         3.87          43,960         0.96               3.97              97(2)
03/31/04        12.14        10.75          45,334         0.95               3.12             126(2)
03/31/05        12.05         1.85(1)       38,991         0.90               3.26             112(2)
03/31/06        12.14         3.98(1)       31,540    0.95(1)(3)         3.40(1)(3)            118

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Income/Equity Portfolio...................   62%    85%   111%   106%
    Multi-Managed Income Portfolio..........................   57     94    123    110

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Income/Equity Portfolio Class 1...........    0.00%
    Multi-Managed Income Portfolio Class 1..................    0.00

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 1..................    0.03%     (0.04)%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                      Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02         $11.08        $0.17           $(0.32)         $(0.15)       $(0.16)       $(0.07)       $   --         $(0.23)
03/31/03          10.70         0.15            (2.28)          (2.13)        (0.12)           --            --          (0.12)
03/31/04           8.45         0.13             2.33            2.46         (0.13)           --            --          (0.13)
03/31/05          10.78         0.12             0.53            0.65         (0.13)           --            --          (0.13)
03/31/06          11.30         0.21             1.34            1.55         (0.16)           --            --          (0.16)

                                                     Stock Portfolio Class 1
03/31/02          14.35         0.01             0.62            0.63         (0.01)        (0.61)           --          (0.62)
03/31/03          14.36         0.01            (3.36)          (3.35)           --            --            --             --
03/31/04          11.01         0.01             3.79            3.80            --            --            --             --
03/31/05          14.81         0.08             0.45            0.53            --            --            --             --
03/31/06          15.34         0.05             2.31            2.36         (0.08)           --            --          (0.08)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                              Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02      $ 10.70        (1.34)%      $138,550        0.96%              1.53%             235%(5)
03/31/03         8.45       (19.98)         93,728         0.95               1.58             145(5)
03/31/04        10.78        29.16(2)      106,695         0.98(1)            1.30(1)          108(5)
03/31/05        11.30         6.00(3)       90,042         0.94(1)            1.06(1)          159(5)
03/31/06        12.69        13.84(3)       76,762         0.91(1)(4)         1.78(1)(4)       118
                                              Stock Portfolio Class 1
03/31/02        14.36         4.36         114,656         0.95               0.04              59
03/31/03        11.01       (23.33)         75,591         0.95               0.11              45
03/31/04        14.81        34.56          87,619         0.96               0.10              42
03/31/05        15.34         3.58          73,967         0.93               0.51              42
03/31/06        17.62        15.42          62,972         0.93(1)            0.31(1)           45

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

     03/31/04   03/31/05   03/31/06
     --------   --------   --------
    Asset
    Allocation:
    Diversified
     Growth
     Portfolio
     Class 1...   0.01%   0.00%   0.01%
    Stock
Portfolio
    Class
     1...     --     --      0.00

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/06
                                                              --------
    Asset Allocation: Diversified Growth Portfolio Class
     1......................................................    0.05%

(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Asset Allocation: Diversified Growth Portfolio..........  233%   143%   106%    156%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Growth Portfolio Class 1
03/31/02          $8.38        $  --           $(0.40)         $(0.40)       $   --        $   --        $   --         $   --
03/31/03           7.98           --            (1.99)          (1.99)           --            --            --             --
03/31/04           5.99           --             1.87            1.87            --            --            --             --
03/31/05           7.86         0.03             0.44            0.47            --            --            --             --
03/31/06           8.33         0.01             1.16            1.17         (0.03)           --            --          (0.03)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ----------------------------------------------------------------------------------------
                                         Large Cap Growth Portfolio Class 1
03/31/02      $   7.98        (4.77)%       $21,905         1.10%(1)           (0.03)% (1)       43%
03/31/03          5.99       (24.94)         12,337         1.10(1)             0.06(1)          58
03/31/04          7.86        31.22          14,623         1.10(1)             0.02(1)          44
03/31/05          8.33         5.98          13,588         1.04(1)             0.38(1)          38
03/31/06          9.47        14.05          11,672         0.94(2)             0.13(2)          54

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Growth Portfolio Class 1..........................    0.05%      0.06%      0.01%     (0.05)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Growth Portfolio Class 1..........................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Composite Portfolio Class 1
03/31/02          $9.30        $0.01           $(0.11)         $(0.10)       $   --        $(0.01)        $  --         $(0.01)
03/31/03           9.19         0.03            (2.32)          (2.29)        (0.03)           --            --          (0.03)
03/31/04           6.87         0.02             2.17            2.19         (0.02)           --            --          (0.02)
03/31/05           9.04         0.07             0.44            0.51         (0.02)           --            --          (0.02)
03/31/06           9.53         0.06             0.97            1.03         (0.07)           --            --          (0.07)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE          AVERAGE NET      PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)     NET ASSETS(1)        ASSETS(1)       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                       Large Cap Composite Portfolio Class 1
03/31/02      $  9.19        (1.10)%       $12,889        1.10%                0.16%            64%
03/31/03         6.87       (24.99)          4,219         1.10                0.33             59
03/31/04         9.04        31.85           4,838         1.10                0.28             78
03/31/05         9.53         5.66           4,539         1.10                0.74             58
03/31/06        10.49        10.86           3,770         1.10(2)             0.56(2)          70

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Large Cap Composite Portfolio Class 1.......................    0.46%      0.44%      0.42%      0.17%      0.12%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Composite Portfolio Class 1.......................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Value Portfolio Class 1
03/31/02        1$0.69..       $ 0.10          $ 0.15          $ 0.25        $(0.06)       $(0.28)       $   --         $(0.34)
03/31/03        10.60..          0.11           (2.84)          (2.73)        (0.03)        (0.04)           --          (0.07)
03/31/04        7.80...          0.12            2.92            3.04         (0.09)           --            --          (0.09)
03/31/05        10.75..          0.14            0.86            1.00         (0.09)           --            --          (0.09)
03/31/06        11.66..          0.17            1.26            1.43         (0.12)        (0.07)           --          (0.19)

                                                 Mid Cap Growth Portfolio Class 1
03/31/02        9.34...         (0.07)           0.80            0.73            --            --            --             --
03/31/03        10.07..         (0.06)          (2.33)          (2.39)           --            --            --             --
03/31/04        7.68...         (0.07)           4.03            3.96            --            --            --             --
03/31/05        11.64..         (0.07)           0.64            0.57            --            --            --             --
03/31/06        12.21..         (0.02)           3.05            3.03            --         (0.42)           --          (0.42)

                NET                          NET                            RATIO OF
               ASSET                       ASSETS        RATIO OF              NET
               VALUE                       END OF       EXPENSES TO        INVESTMENT
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET         INCOME TO       PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                         Large Cap Value Portfolio Class 1
03/31/02      $ 10.60         2.43%       $ 17,457         1.10%(1)            0.90%(1)         30%
03/31/03         7.80       (25.86)         10,653         1.10(1)             1.19(1)          32
03/31/04        10.75        39.01          13,865         1.10(1)             1.20(1)          29
03/31/05        11.66         9.30          14,815         0.96(1)             1.26(1)          32
03/31/06        12.90        12.31          15,219         0.95(2)             1.38(2)          39
                                         Mid Cap Growth Portfolio Class 1
03/31/02        10.07         7.82          18,380         1.15(1)            (0.72)(1)         70
03/31/03         7.68       (23.73)         10,649         1.15(1)            (0.71)(1)        117
03/31/04        11.64        51.56          15,233         1.15(1)            (0.74)(1)         97
03/31/05        12.21         4.90          15,484         1.13(1)            (0.63)(1)         81
03/31/06        14.82        25.04          14,981         1.04(2)            (0.18)(2)         86

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Value Portfolio Class 1...........................    0.10%     (0.02)%    (0.03)%    (0.00)%
    Mid Cap Growth Portfolio Class 1............................    0.15       0.12       0.03      (0.08)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Value Portfolio Class 1...........................    0.00%
    Mid Cap Growth Portfolio Class 1............................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Mid Cap Value Portfolio Class 1
03/31/02         $12.15        $ 0.10          $ 1.93          $ 2.03        $(0.09)       $(0.68)        $  --         $(0.77)
03/31/03          13.41          0.11           (2.73)          (2.62)        (0.02)        (0.16)           --          (0.18)
03/31/04          10.61          0.10            4.80            4.90         (0.10)        (0.01)           --          (0.11)
03/31/05          15.40          0.12            2.59            2.71         (0.07)        (0.30)           --          (0.37)
03/31/06          17.74          0.17            2.60            2.77         (0.11)        (1.16)           --          (1.27)

                                                   Small Cap Portfolio Class 1
03/31/02           8.03         (0.02)           0.35            0.33            --            --            --             --
03/31/03           8.36         (0.03)          (2.32)          (2.35)           --            --            --             --
03/31/04           6.01         (0.04)           2.96            2.92            --            --            --             --
03/31/05           8.93         (0.04)           0.14            0.10            --            --            --             --
03/31/06           9.03          0.00            1.78            1.78            --         (0.08)           --          (0.08)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                          Mid Cap Value Portfolio Class 1
03/31/02      $  13.41       17.38%       $ 16,222         1.15%(1)            0.82%(1)         59%
03/31/03         10.61      (19.61)         10,584         1.15(1)             0.95(1)          61
03/31/04         15.40       46.29          14,034         1.15(1)             0.69(1)          50
03/31/05         17.74       17.69          15,887         1.03(1)             0.77(1)          42
03/31/06         19.24       15.99          17,245         1.02                0.92             46
                                            Small Cap Portfolio Class 1
03/31/02          8.36        4.11          13,864         1.15(1)            (0.25)(1)        101
03/31/03          6.01      (28.11)          8,061         1.15(1)            (0.37)(1)         91
03/31/04          8.93       48.59          11,129         1.15(1)            (0.52)(1)        134
03/31/05          9.03        1.12           9,664         1.15(1)            (0.48)(1)        134
03/31/06         10.73       19.82          11,829         1.15(1)(2)          0.01(1)(2)       85

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Mid Cap Value Portfolio Class 1.............................    0.16%      (0.01)%   (0.00)%    (0.02)%       --%
    Small Cap Portfolio Class 1.................................    0.30        0.17      0.06      (0.08)      0.02

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Small Cap Portfolio Class 1.................................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              International Equity Portfolio Class 1
03/31/02         $ 8.31        $0.03           $(0.93)         $(0.90)       $   --        $(0.05)        $  --         $(0.05)
03/31/03           7.36         0.03            (2.24)          (2.21)        (0.03)           --            --          (0.03)
03/31/04           5.12         0.04             2.66            2.70         (0.07)           --            --          (0.07)
03/31/05           7.75         0.04             0.83            0.87         (0.10)           --            --          (0.10)
03/31/06           8.52         0.09             2.11            2.20         (0.05)        (0.14)           --          (0.19)

                                            Diversified Fixed Income Portfolio Class 1
03/31/02           9.87         0.44            (0.26)           0.18         (0.29)           --            --          (0.29)
03/31/03           9.76         0.36             0.63            0.99         (0.05)           --            --          (0.05)
03/31/04          10.70         0.35             0.19            0.54         (0.27)           --            --          (0.27)
03/31/05          10.97         0.39            (0.36)           0.03         (0.33)        (0.01)           --          (0.34)
03/31/06          10.66         0.39            (0.24)           0.15         (0.34)        (0.05)           --          (0.39)

                                                                            RATIO OF
                NET                         NET=                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      International Equity Portfolio Class 1
03/31/02      $  7.36       (10.84)%      $  9,076         1.30%(1)            0.45%(1)         72%
03/31/03         5.12       (30.12)          5,273         1.30(1)             0.53(1)          53
03/31/04         7.75        52.92           7,794         1.30(1)             0.64(1)          50
03/31/05         8.52        11.28           8,650         1.30(1)             0.57(1)          84
03/31/06        10.53        25.99          12,326         1.30(1)             0.97(1)          71
                                    Diversified Fixed Income Portfolio Class 1
03/31/02         9.76         1.82          14,972         1.00(1)             4.50(1)          46(2)
03/31/03        10.70        10.14          17,731         1.00(1)             3.47(1)          63(2)
03/31/04        10.97         5.11          13,922         0.90(1)             3.15(1)         109(2)
03/31/05        10.66         0.22          11,137         0.84                3.57             88(2)
03/31/06        10.42         1.36(3)       10,595         0.83                3.67             94

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    International Equity Portfolio Class 1......................    0.82%      0.46%      0.31%     (0.00)%     0.03%
    Diversified Fixed Income Portfolio Class 1..................    0.17       0.01      (0.03)        --         --

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  2002   2003   2004   2005
                                                                  ----   ----   ----   ----
    Diversified Fixed Income Portfolio..........................   44%    60%   106%    82%

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
03/31/02         $10.71        $ 0.24          $ 0.01          $ 0.25        $(0.07)       $   --         $  --         $(0.07)
03/31/03          10.89          0.10              --            0.10         (0.15)           --            --          (0.15)
03/31/04          10.84          0.04              --            0.04         (0.09)           --            --          (0.09)
03/31/05          10.79          0.11            0.00            0.11         (0.04)           --            --          (0.04)
03/31/06          10.86          0.35           (0.01)           0.34         (0.13)           --            --          (0.13)

                                                  Focus Growth Portfolio Class 1
03/31/02           7.19         (0.04)          (0.09)          (0.13)           --            --            --             --
03/31/03           7.06         (0.03)          (1.54)          (1.57)           --            --            --             --
03/31/04           5.49         (0.05)           2.48            2.43            --            --            --             --
03/31/05           7.92          0.00           (0.32)          (0.32)           --            --            --             --
03/31/06           7.60         (0.05)           1.55            1.50            --            --            --             --

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                         Cash Management Portfolio Class 1
03/31/02      $  10.89         2.32%        $8,283          0.85%#              2.24%#           --%
03/31/03         10.84         0.89          6,297          0.85                0.86             --
03/31/04         10.79         0.37          7,384          0.80                0.33             --
03/31/05         10.86         0.99          4,637          0.71                0.95             --
03/31/06         11.07         3.13          4,927          0.63                3.11(2)          --
                                           Focus Growth Portfolio Class 1
03/31/02          7.06        (1.81)         8,039          1.30               (0.61)           189
03/31/03          5.49       (22.24)         5,535          1.30               (0.44)           143
03/31/04          7.92        44.26          8,170          1.30               (0.66)            90
03/31/05          7.60        (4.04)         6,504          1.30                0.03            200
03/31/06          9.10        19.74          7,907          1.17(3)            (0.59)(3)        102

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Cash Management Portfolio Class 1...........................      --      (0.01)%    (0.03)%     0.00%      0.03%
    Focus Growth Portfolio Class 1..............................    0.22%      0.18%      0.05%     (0.09)%    (0.03)%

(2) Gross of Custody Credits of 0.01%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Focus Growth Portfolio Class 1..............................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     The Trust's Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 31, 2006
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST
                                (CLASS 2 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     31

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     35
           Investment Strategies......................................     35
           Additional Information about the Seasons Portfolios........     35

GLOSSARY..............................................................     45
           Investment Terminology.....................................     45
           About the Indices..........................................     48
           Risk Terminology...........................................     49

MANAGEMENT............................................................     52
           Investment Adviser and Manager.............................     52
           Portfolio Management.......................................     54
           Information about the Subadvisers..........................     56
           Custodian, Transfer and Dividend Paying Agent..............     63
           Payments in Connection with Distribution...................     63
           Legal Proceedings..........................................     64

ACCOUNT INFORMATION...................................................     65
           Service Fees...............................................     65
           Transaction Policies.......................................     65
           Dividend Policies and Taxes................................     66
           Frequent Purchases and Redemptions of Shares...............     66
           Portfolio Holdings.........................................     67

FINANCIAL HIGHLIGHTS..................................................     68

FOR MORE INFORMATION..................................................     81

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series, 19 of which are included in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 36, and the glossary that follows on page 45.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica" or the "Adviser"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

THIRTEEN OF THE PORTFOLIOS, WHICH WE CALL THE "SEASONS SELECT PORTFOLIOS," AND THE "SEASONS FOCUSED PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.

     A Portfolio's investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days' notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                            PRINCIPAL
        PORTFOLIO              INVESTMENT GOAL         INVESTMENT STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment goal. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

                               SEASONS PORTFOLIOS

 ---------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL       PRINCIPAL INVESTMENT STRATEGY
 ---------------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ---------------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily through
  DIVERSIFIED GROWTH                                 a strategic allocation of
  PORTFOLIO                                          approximately 80% (with a
                                                     range of 65-95%) of its
                                                     assets in equity securities
                                                     and approximately 20% (with a
                                                     range of 5-35%) of its assets
                                                     in fixed income securities
 ---------------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal circumstances,
                           appreciation, with a      invests at least 80% of net
                           secondary objective of    assets in common stocks
                           increasing dividend
                           income
 ---------------------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus"), Lord, Abbett & Co. LLC ("Lord Abbett") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/LORD ABBETT/SUNAMERICA component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

---------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                   BALANCED     FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      COMPONENT/     COMPONENT/
                                       COMPONENT/    COMPONENT/   LORD ABBETT/    WELLINGTON
                                       SUNAMERICA      JANUS       SUNAMERICA     MANAGEMENT
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%        14%/6%            20%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%      12.6%/5.4%          36%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%        14%/14%           54%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%       8.5%/8.5%          75%
---------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.


"NET ASSETS" will take into account any borrowing for investment purposes.

                                                            Seasons Series Trust

The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.
                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

                                                            Seasons Series Trust

The following chart shows the investment goal and principal investment strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 36 also describe various additional risks.

     Management Risks

     Each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME and FOCUS TECHNET PORTFOLIOS.

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS GROWTH AND INCOME, FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS.

Seasons Series Trust

Risks of Indexing

A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

Risks of Investing in Technology Companies

The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies. Technology company risk will also affect the MID CAP GROWTH PORTFOLIO.

Risks of Investing in Bonds

The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION:
DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds.

As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

Risks of Investing in Junk Bonds

All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing in Money Market Securities

While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market

                                                            Seasons Series Trust
security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

Risks of Investing Internationally

All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Emerging Market Countries

The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

Risks of Investing in Smaller Companies

All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, MID-CAP GROWTH and SMALL CAP PORTFOLIOS.

Risks of Investing in "Non-Diversified" Portfolios

All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK and DIVERSIFIED FIXED INCOME PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -20.13%

2002........................................................   -18.64%

2003........................................................    22.74%

2004........................................................    10.23%

2005........................................................    10.28%

During the period shown in the bar chart, the highest return for a quarter was 12.54% (quarter ended 6/30/03) and the lowest return for a quarter was -16.41% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06, the year-to-date return was -2.65%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(7)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 2                    10.28%         -0.62%          -2.38%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 2                                      4.91%          0.54%          -0.21%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 2            2.43%          5.87%           6.41%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 2                           4.55%          8.22%           8.03%
-----------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 2                  4.27%          3.90%           3.63%
-----------------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 2                           6.27%          1.07%           0.16%
-----------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 2                     4.96%          4.18%           3.83%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 51% Russell 1000(R) Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index and 2% Treasury Bills.
(7) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -14.53%

2002........................................................   -13.43%

2003........................................................    18.89%

2004........................................................     7.95%

2005........................................................     7.86%

During the period shown in the bar chart, the highest return for a quarter was 10.34% (quarter ended 6/30/03) and the lowest return for a quarter was -12.11% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.95%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(7)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 2            7.86%          0.48%            -0.75%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 2                                      4.91%          0.54%            -0.21%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 2            2.43%          5.87%             6.41%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 2                           4.55%          8.22%             8.03%
-----------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 2                  3.93%          4.63%             4.54%
-----------------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 2                           6.27%          1.07%             0.16%
-----------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 2                     4.44%          4.83%             4.69%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 37.9% Russell 1000(R) Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index and 1.8% Treasury Bills.
(7) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -5.03%

2002........................................................   -4.80%

2003........................................................   12.20%

2004........................................................    7.15%

2005........................................................    5.13%

During the period shown in the bar chart, the highest return for a quarter was 7.03% (quarter ended 6/30/03) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.93%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(6)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 2              5.13%         2.71%              2.28%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 2                                      4.91%         0.54%             -0.21%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 2            2.43%         5.87%              6.41%
-----------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 2                  3.35%         4.28%              4.37%
-----------------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 2                           6.27%          1.07%             0.16%
-----------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 2                     3.80%          4.46%             4.51%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 33.4% Russell 1000(R) Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
(6) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------
2001........................................................     0.52%

2002........................................................     1.45%

2003........................................................     8.86%

2004........................................................     5.25%

2005........................................................     3.50%

During the period shown in the bar chart, the highest return for a quarter was 5.33% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.56%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(6)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 2                    3.50%          3.87%              3.87%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 2                                     4.91%          0.54%             -0.21%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 2           2.43%          5.87%              6.41%
-----------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 2                 2.92%          5.07%              5.38%
-----------------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 2                          6.27%          1.07%              0.16%
-----------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 2                    3.15%          5.17%              5.45%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 17.35% Russell 1000(R) Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
(6) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -11.10%

2002........................................................   -16.69%

2003........................................................    21.19%

2004........................................................     9.22%

2005........................................................     6.73%

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was -15.04% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.32%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST           PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       FIVE YEAR       INCEPTION(9)
-----------------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 2           6.73%         0.91%              0.79%
-----------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1) Class 2                                 6.12%         1.58%              0.71%
-----------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 2                                            4.91%         0.54%             -0.21%
-----------------------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(3) Class 2                           13.54%         4.55%              4.65%
-----------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(4) Class 2                  2.43%         5.87%              6.41%
-----------------------------------------------------------------------------------------------------------
 JP Morgan Developed Market High Yield Index(5) Class 2           2.62%         9.42%              8.23%
-----------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM 6) Class 2                  34.54%        19.44%            17.20%*
-----------------------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(7) Class 2                        6.18%         2.66%              2.33%
-----------------------------------------------------------------------------------------------------------
 New Blended Benchmark Index(8) Class 2                          11.00%         4.76%             3.65%*
-----------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective December 14, 2005, the Portfolio selected the Russell 3000(R) Index as the primary benchmark for performance comparisons. The change from the S&P 500(R) Index to the Russell 3000(R) Index and the primary benchmark was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.- equity market.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(5) The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
(6) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
(7) The Former Blended Benchmark Index consisted of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.

                                                            Seasons Series Trust

(8) Effective December 14, 2005, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's enhanced investment strategy. The New Blended Benchmark Index consists of 60% Russell 3000(R) Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free Index(SM). The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
(9) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -10.00%

2002........................................................   -23.38%

2003........................................................    30.70%

2004........................................................     9.68%

2005........................................................     5.76%

During the period shown in the bar chart, the highest return for a quarter was 16.23% (quarter ended 6/30/03) and the lowest return for a quarter was -15.35% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 0.65%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(2)
-----------------------------------------------------------------------------------------------------
 Stock Portfolio Class 2                                   5.76%           0.92%             0.28%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 2                                     4.91%           0.54%            -0.21%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -19.71%

2002........................................................   -26.01%

2003........................................................    26.40%

2004........................................................    11.23%

2005........................................................     8.07%

During the period shown in the bar chart, the highest return for a quarter was 13.57% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -3.26%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio(1) Class 2                     8.07%          -2.03%          -4.02%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2) Class 2                  3.46%          -1.65%          -4.18%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Growth Index(3) Class 2              1.14%          -3.68%          -6.48%*
-----------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) Index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Growth Index for performance comparisons. S&P 500(R)/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(4) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2001........................................................    -14.20%

2002........................................................    -23.59%

2003........................................................     26.40%

2004........................................................      9.74%

2005........................................................      3.56%

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was -16.18% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 1.79%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 2(1)                  3.56%          -1.19%          -2.27%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 2                                     4.91%           0.54%          -0.21%
-----------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    -1.35%

2002........................................................   -21.22%

2003........................................................    29.26%

2004........................................................    12.37%

2005........................................................     4.91%

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was -19.49% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 6.07%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(4)
---------------------------------------------------------------------------------------------------------
 Large Cap Value Portfolio(1) Class 2                      4.91%           3.44%            5.13%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2) Class 2                   6.34%           2.53%            3.61%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Value Index(3) Class 2               8.71%           4.54%           4.21%*
---------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index has firms with lower book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Value Index for performance comparisons. S&P 500(R)/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(4) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -13.89%

2002........................................................   -23.61%

2003........................................................    43.68%

2004........................................................    14.79%

2005........................................................    10.21%

During the period shown in the bar chart, the highest return for a quarter was 22.74% (quarter ended 12/31/01) and the lowest return for a quarter was -24.40% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.21%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 2(1)                       10.21%          3.64%           2.24%
-----------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2) Class 2                 12.10%          1.38%          -2.05%
-----------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    7.06%

2002........................................................   -8.87%

2003........................................................   29.18%

2004........................................................   23.95%

2005........................................................   10.54%

During the period shown in the bar chart, the highest return for a quarter was 15.49% (quarter ended 6/30/03) and the lowest return for a quarter was -15.80% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 3.85%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 2(1)                        10.54%         11.54%            14.06%
-----------------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2) Class 2                  12.65%         12.21%            14.33%
-----------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -12.34%

2002........................................................   -25.15%

2003........................................................    37.46%

2004........................................................     9.59%

2005........................................................     3.86%

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was -22.97% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.97%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 2(1)                            3.86%           0.52%            -0.75%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2) Class 2                          4.55%           8.22%             8.03%
-----------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management Inc replaced Lord Abbett & Co. as manager of a component of the Portfolio.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -24.27%

2002........................................................   -23.97%

2003........................................................    31.78%

2004........................................................    17.63%

2005........................................................    14.45%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.51% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 7.81%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 International Equity Portfolio Class 2(1)                 14.45%          0.43%            -0.43%
-----------------------------------------------------------------------------------------------------
 MSCI EAFE Index(2) (Unhedged) Class 2                     13.54%          4.55%             4.65%
-----------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets.
(3) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    4.53%

2002........................................................    8.42%

2003........................................................    3.25%

2004........................................................    3.47%

2005........................................................    1.52%

During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended 9/30/02) and the lowest return for a quarter was -3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.43%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 2(1)             1.52%           4.21%            4.49%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 2           2.43%           5.87%            6.41%
-----------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................     3.24%

2002........................................................     0.85%

2003........................................................     0.22%

2004........................................................     0.56%

2005........................................................     2.43%

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended 3/31/01) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 1.92%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(2)
-----------------------------------------------------------------------------------------------------
 Cash Management Portfolio(1) Class 2                      2.43%           1.45%            1.62%
-----------------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class 2               3.07%           2.10%           2.23%*
-----------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective February 14, 2005, Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC) assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
(2) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                           (CLASS 2)
                                           ---------

2001.....................................   -11.66%

2002.....................................   -23.06%

2003.....................................    41.34%

2004.....................................     1.66%

2005.....................................     6.41%

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was -16.72% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.72%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Focus Growth Portfolio(1) Class 2                         6.41%           0.77%            -1.01%
-----------------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2) Class 2                   5.17%          -3.15%            -6.16%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(3) Class 2                                     4.91%           0.54%            -0.21%
-----------------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the Portfolio.
(2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000(R) Growth or the Russell 2000(R) Growth indexes. The change in indices was made because the Russell 3000(R) Growth Index is more representative of the Portfolio's investment strategy.
(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(4) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -50.40%

2002........................................................   -45.36%

2003........................................................    77.12%

2004........................................................    18.54%

2005........................................................     9.67%

During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -7.53%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 2(1)                        9.67%          -9.00%          -8.99%
-----------------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(2) Class 2                            1.90%          -6.62%          -6.62%
-----------------------------------------------------------------------------------------------------

(1) Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, Adviser, monitored that portion of the Portfolio until September 15, 2003 when BAMCO, Inc. was engaged as subadviser to such portion of the portfolio.
(2) The NASDAQ(R) 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
(3) Inception date for Class 2 shares is December 29, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%

2003........................................................    35.21%

2004........................................................     7.11%

2005........................................................     3.79%

During the period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended 6/30/03) and the lowest return for a quarter was -17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.04%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST          RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)       ONE YEAR       FIVE YEAR       INCEPTION(3)
-----------------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 2(1)              3.79%           0.33%           0.33%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 2                                     4.91%           0.54%           0.54%
-----------------------------------------------------------------------------------------------------

(1) Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced SunAmerica, the Adviser, for another component of the Portfolio. Effective August 1, 2005, Harris Associates L.P., was replaced as manager for a component of the Portfolio. SunAmerica, as Adviser, has assumed management of that portion of the Portfolio.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is December 29, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2002........................................................    -20.88%

2003........................................................     41.89%

2004........................................................     16.18%

2005........................................................      7.23%

During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 6/30/03) and the lowest return for a quarter was -18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 9.35%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 2(1)                                7.23%            12.45%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(2) Class 2                          6.85%            10.02%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(3) Class 2                          7.05%             9.50%
-------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is October 1, 2001.

Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                          MULTI-MANAGED     MULTI-MANAGED      MULTI-MANAGED
                                                             GROWTH        MODERATE GROWTH     INCOME/EQUITY
                                                          PORTFOLIO(5)       PORTFOLIO(5)      PORTFOLIO(5)
                                                          -------------   ------------------   -------------
                                                             CLASS 2           CLASS 2            CLASS 2
                                                          -------------   ------------------   -------------
Management Fees.........................................      0.89%              0.85%             0.81%
Service (12b-1) Fees....................................      0.15%              0.15%             0.15%
Other Expenses..........................................      0.22%              0.14%             0.15%
Total Annual Portfolio Operating Expenses...............      1.26%              1.14%             1.11%

                                                          MULTI-MANAGED   ASSET ALLOCATION:
                                                             INCOME       DIVERSIFIED GROWTH       STOCK
                                                          PORTFOLIO(5)    PORTFOLIO(3)(4)(5)   PORTFOLIO(5)
                                                          -------------   ------------------   -------------
                                                             CLASS 2           CLASS 2            CLASS 2
                                                          -------------   ------------------   -------------
Management Fees.........................................      0.77%              0.82%             0.85%
Service (12b-1) Fees....................................      0.15%              0.15%             0.15%
Other Expenses..........................................      0.18%              0.12%             0.08%
Total Annual Portfolio Operating Expenses...............      1.10%              1.09%             1.08%

                                                            LARGE CAP         LARGE CAP          LARGE CAP
                                                             GROWTH           COMPOSITE            VALUE
                                                          PORTFOLIO(5)     PORTFOLIO(1)(5)     PORTFOLIO(5)
                                                          -------------   ------------------   -------------
                                                             CLASS 2           CLASS 2            CLASS 2
                                                          -------------   ------------------   -------------
Management Fees.........................................      0.80%              0.80%             0.80%
Service (12b-1) Fees....................................      0.15%              0.15%             0.15%
Other Expenses..........................................      0.14%              0.41%             0.15%
Total Annual Portfolio Operating Expenses...............      1.09%              1.36%             1.10%

                                                             MID CAP
                                                             GROWTH         MID CAP VALUE         SMALL CAP
                                                          PORTFOLIO(5)        PORTFOLIO        PORTFOLIO(1)(5)
                                                          -------------   ------------------   ---------------
                                                             CLASS 2           CLASS 2             CLASS 2
                                                          -------------   ------------------   ---------------
Management Fees.........................................      0.85%              0.85%               0.85%
Service (12b-1) Fees....................................      0.15%              0.15%               0.15%
Other Expenses..........................................      0.19%              0.17%               0.32%
Total Annual Portfolio Operating Expenses...............      1.19%              1.17%               1.32%

                                                           INTERNATIONAL    DIVERSIFIED FIXED        CASH
                                                              EQUITY              INCOME          MANAGEMENT
                                                          PORTFOLIO(1)(4)       PORTFOLIO        PORTFOLIO(4)
                                                          ---------------   ------------------   -------------
                                                              CLASS 2            CLASS 2            CLASS 2
                                                          ---------------   ------------------   -------------
Management Fees.........................................        0.95%              0.70%             0.46%
Service (12b-1) Fees....................................        0.15%              0.15%             0.15%
Other Expenses..........................................        0.36%              0.13%             0.16%
Total Annual Portfolio Operating Expenses...............        1.46%              0.98%             0.77%

                                                            Seasons Series Trust

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                   FOCUS GROWTH       FOCUS TECHNET
                                                                PORTFOLIO(1)(2)(5)   PORTFOLIO(1)(2)
                                                                ------------------   ---------------
                                                                     CLASS 2             CLASS 2
                                                                ------------------   ---------------
Management Fees..............................................          1.00%               1.20%
Service (12b-1) Fees.........................................          0.15%               0.15%
Other Expenses...............................................          0.17%               0.30%
Total Annual Portfolio Operating Expenses....................          1.32%               1.65%

                                                                 FOCUS GROWTH AND
                                                                      INCOME           FOCUS VALUE
                                                                 PORTFOLIO(1)(2)     PORTFOLIO(1)(2)
                                                                ------------------   ---------------
                                                                     CLASS 2             CLASS 2
                                                                ------------------   ---------------
Management Fees..............................................          1.00%               1.00%
Service (12b-1) Fees.........................................          0.15%               0.15%
Other Expenses...............................................          0.27%               0.24%
Total Annual Portfolio Operating Expenses....................          1.42%               1.39%

---------------

(1) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                               CLASS 2
     Large Cap Composite Portfolio..........................    1.25%
     Small Cap Portfolio....................................    1.30%
     International Equity Portfolio.........................    1.45%
     Focus Growth Portfolio.................................    1.45%
     Focus TechNet Portfolio................................    1.65%
     Focus Growth and Income Portfolio......................    1.45%
     Focus Value Portfolio..................................    1.45%

    These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

(2) The voluntary waivers and/or reimbursements described in footnote(1) are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing voluntary expense limitations.

    For the fiscal year ended March 31, 2006, the following Portfolios paid amounts to the Adviser as set forth in the table below:

                                                               CLASS 2
     Focus Growth Portfolio.................................    0.03%
     Focus TechNet Portfolio................................    0.06%
     Focus Growth and Income Portfolio......................    0.10%
     Focus Value Portfolio..................................    0.07%

    The Portfolio's Total Annual Operating Expenses would have been lower if the Adviser did not recoup prior waivers and/or reimbursements.

(3) Effective October 1, 2005, the Adviser agreed to voluntarily waive on an annual basis 0.10% of the Management Fees, which resulted in an effective waiver of 0.05% for the fiscal year. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4) The Portfolio's Management Fees have been restated to reflect its current management fee rate, which was reduced effective October 3, 2005.

(5) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's other expenses have been reduced. For the year ended March 31, 2006, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Other Expenses" do not take into account these expense reductions. Had the expense reductions and voluntary fee waivers and/or expense reimbursements listed in footnote (1) and footnote (2) been taken into account, "Total Annual Portfolio Operating Expenses" for Class 2 would have been as follows:

                                                               CLASS 2
     Multi-Managed Growth Portfolio.........................    1.25%
     Multi-Managed Moderate Growth Portfolio................    1.13%
     Multi-Managed Income/Equity Portfolio..................    1.11%
     Multi-Managed Income Portfolio.........................    1.10%
     Asset Allocation: Diversified Growth Portfolio.........    1.03%
     Stock Portfolio........................................    1.08%
     Large Cap Growth Portfolio.............................    1.09%
     Large Cap Composite Portfolio..........................    1.25%
     Large Cap Value Portfolio..............................    1.10%
     Mid Cap Growth Portfolio...............................    1.19%
     Small Cap Portfolio....................................    1.30%
     Focus Growth Portfolio.................................    1.29%

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 2 Shares......................................   $128     $400      $692      $1,523
Multi-Managed Moderate Growth Portfolio*
  Class 2 Shares......................................   $116     $362      $628      $1,386
Multi-Managed Income/Equity Portfolio*
  Class 2 Shares......................................   $113     $353      $612      $1,352
Multi-Managed Income Portfolio*
  Class 2 Shares......................................   $112     $350      $606      $1,340
Asset Allocation: Diversified Growth Portfolio*
  Class 2 Shares......................................   $111     $347      $601      $1,329
Stock Portfolio*
  Class 2 Shares......................................   $110     $343      $595      $1,317
Large Cap Growth Portfolio*
  Class 2 Shares......................................   $111     $347      $601      $1,329
Large Cap Composite Portfolio*
  Class 2 Shares......................................   $138     $431      $745      $1,635
Large Cap Value Portfolio*
  Class 2 Shares......................................   $112     $350      $606      $1,340
Mid Cap Growth Portfolio*
  Class 2 Shares......................................   $121     $378      $654      $1,443
Mid Cap Value Portfolio
  Class 2 Shares......................................   $119     $372      $644      $1,420
Small Cap Portfolio*
  Class 2 Shares......................................   $134     $418      $723      $1,590
International Equity Portfolio*
  Class 2 Shares......................................   $149     $462      $797      $1,746
Diversified Fixed Income Portfolio
  Class 2 Shares......................................   $100     $312      $542      $1,201
Cash Management Portfolio*
  Class 2 Shares......................................   $ 79     $246      $428      $  954
Focus Growth Portfolio*
  Class 2 Shares......................................   $134     $418      $723      $1,590
Focus TechNet Portfolio*
  Class 2 Shares......................................   $168     $520      $897      $1,955
Focus Growth and Income Portfolio*
  Class 2 Shares......................................   $145     $449      $776      $1,702
Focus Value Portfolio*
  Class 2 Shares......................................   $142     $440      $761      $1,669

---------------

 * The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

                                                            Seasons Series Trust

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 2 Shares..............................   $127     $397      $686      $1,511
Multi-Managed Moderate Growth Portfolio
  Class 2 Shares..............................   $115     $359      $622      $1,375
Multi-Managed Income/Equity Portfolio(1)
  Class 2 Shares..............................   $113     $353      $612      $1,352
Multi-Managed Income Portfolio(1)
  Class 2 Shares..............................   $112     $350      $606      $1,340
Asset Allocation: Diversified Growth Portfolio
  Class 2 Shares..............................   $105     $328      $569      $1,259
Stock Portfolio(1)
  Class 2 Shares..............................   $110     $343      $595      $1,317
Large Cap Growth Portfolio(1)
  Class 2 Shares..............................   $111     $347      $601      $1,329
Large Cap Composite Portfolio(1)
  Class 2 Shares..............................   $127     $397      $686      $1,511
Large Cap Value Portfolio(1)
  Class 2 Shares..............................   $112     $350      $606      $1,340
Mid Cap Growth Portfolio(1)
  Class 2 Shares..............................   $121     $378      $654      $1,443
Small Cap Portfolio(1)
  Class 2 Shares..............................   $132     $412      $713      $1,568
International Equity Portfolio
  Class 2 Shares..............................   $148     $459      $792      $1,735
Cash Management Portfolio
  Class 2 Shares..............................   $ 79     $246      $428      $  954
Focus Growth Portfolio(1)
  Class 2 Shares..............................   $131     $409      $708      $1,556
Focus TechNet Portfolio
  Class 2 Shares..............................   $162     $502      $866      $1,889
Focus Growth and Income Portfolio
  Class 2 Shares..............................   $134     $418      $723      $1,590
Focus Value Portfolio
  Class 2 Shares..............................   $134     $418      $723      $1,590

---------------

(1) The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/LORD ABBETT/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity              - U.S. and foreign
 Portfolio's/Managed         including those of         selected for their   securities:             fixed income
 Component's principal       lesser known or high     growth potential:        -large-cap stocks     securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade      varying
                             industries, such as      -mid-cap stocks          fixed income          maturities and
                             technology,              -small-cap stocks        securities            risk/return
                             telecommunications,                             - 70%/30% neutral       characteristics
                             media, healthcare,                                equity/debt           (at least 80%
                             energy and consumer                               weighting for         investment grade
                             cyclicals:                                        Multi- Managed        securities and at
                             -small-cap stocks                                 Growth and            least 80% U.S.
                                                                               Moderate Growth       dollar
                                                                               Portfolios            denominated
                                                                               (actual weighting     securities)
                                                                               may differ)         - U.S. government
                                                                             - 50%/50% neutral       securities
                                                                               equity/debt         - Pass-through
                                                                               weighting for         securities
                                                                               Multi-Managed       - When-issued and
                                                                               Income/ Equity        delayed-delivery
                                                                               and Income            securities
                                                                               Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Mid-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks       35%)                     - Small-cap stocks    20%)
 Portfolio/Managed         - Short-term             - Short-term              (up to 20%)          - Short-term
 Component significantly     investments              investments            - Short-term            investments (up
 invest in?                 (up to 25%)              (up to 25%)               investments (up       to 20%)
                           - Options                                           to 25%)             - Foreign
                                                                             - Foreign             securities (up to
                                                                             securities            20% denominated in
                                                                              (up to 25%)          foreign currencies;
                                                                             - ADRs/EDRs/GDRs      up to 100%
                                                                             - Emerging markets    denominated in U.S.
                                                                             - PFICs                 dollars)
                                                                             - Junk bonds (up to
                                                                               15%)
----------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government     - Currency
 investments may the       fixed income             fixed income             securities              transactions
 Portfolio/Managed         securities               securities               - Asset-backed and    - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage-backed     - PFICs
 of efficient portfolio    securities               securities               securities            - Options and
 management or to          - Asset-backed and       - Asset-backed and       - Options and         futures
 enhance return?           mortgage-backed          mortgage-backed          futures               - Special
                           securities               securities               - Special             situations
                           - Foreign securities     - Foreign securities     situations            - Securities
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency            lending
                           - Passive Foreign        - Currency               transactions          - Forward foreign
                             Investment Companies     transactions           - Currency baskets    currency exchange
                             (PFICs)                - Currency baskets       - Exchange Traded     contracts
                           - Options and futures    - Emerging markets         Funds (ETFs)        - U.S. Treasury
                           - Special situations     - Options and futures    - Hybrid                inflation
                           - Securities lending     - Special situations     instruments (up to      protection
                                                                             10%)                    securities
                                                                             - Securities          - Roll transactions
                                                                             lending               - Total return
                                                                                                   swaps (up to 10%)
                                                                                                   - Short sales
                                                                                                   - Forward
                                                                                                     commitments
----------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality      - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives         - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets    - Currency
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure    volatility
                           - Growth stocks          - Foreign exposure       - Hedging             - Derivatives
                           - Hedging                - Growth stocks          - Interest rate       - Emerging markets
                           - Market volatility      - Hedging                fluctuations          - Foreign exposure
                           - Non-diversified        - Junk bonds             - Market volatility   - Hedging
                             status                 - Market volatility      - Non-diversified     - Interest rate
                           - Prepayment             - Non-diversified          status                fluctuations
                           - Securities selection   status                   - Prepayment          - Junk bonds
                           - Small and medium       - Prepayment             - Securities          - Market volatility
                             sized companies        - Securities selection   selection             - Non-diversified
                                                    - Small and medium       - Small and medium      status
                                                    sized companies            sized companies     - Prepayment
                                                                                                   - Securities
                                                                                                   selection
                                                                                                   - Short sale risks
----------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                               SEASONS PORTFOLIOS

------------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION:
                                   DIVERSIFIED GROWTH PORTFOLIO                  STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of               - Common stocks (at least 80% of net
 Managed Component's           approximately 80% (with a range of        assets)
 principal investments?          65-95%) of net assets to equity
                                 securities:
                                -large-cap stocks
                                -mid-cap stocks
                                -small-cap stocks
                               - Strategic allocation of
                               approximately 20% (with a range of
                                 5-35%) of assets to fixed income
                                 securities
                               - Foreign securities (up to 60%)
------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)    - Foreign securities (up to 30%)
 Portfolio/Managed Component                                           - ADRs/EDRs/GDRs
 significantly invest in?
------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income         - Mid-cap stocks
 investments may the           securities                              - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities              securities
 use as part of efficient      - Asset-backed and mortgage-backed      - U.S. government securities
 portfolio management or to      securities                            - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                 securities
                               - Currency baskets                      - Currency transactions
                               - Emerging markets                      - Currency baskets
                               - PFICs                                 - Emerging markets
                               - Options and futures                   - PFICs
                               - Special situations - Securities       - REITs
                               lending                                 - Options and futures
                               - Hybrid instruments (up to 10%)        - Special situations
                               - ETFs                                  - Convertible securities and warrants
                               - REITs                                 - ETFs
                                                                       - Hybrid instruments (up to 10%)
                                                                       - Securities lending
------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                        - Active trading
 the Portfolio/Managed         - Credit quality                        - Derivatives
 Component?                    - Derivatives                           - Emerging markets
                               - Emerging markets                      - Foreign exposure
                               - Foreign exposure                      - Growth stocks
                               - Growth stocks                         - Hedging
                               - Hedging                               - Market volatility
                               - Interest rate fluctuations            - Securities selection
                               - Junk bonds                            - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                    LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO            VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?        large companies (at least     large companies (at least     large companies (at least
                                 80% of net assets)            80% of net assets) that       80% of net assets)
                                 selected through a growth     offer the potential for       selected through a
                                 strategy                      long-term growth of           value strategy
                                                               capital or dividends
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments
 Portfolio significantly       - Short-term investments      - Short-term investments        (up to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up
                               - Foreign securities          - Foreign securities (up to   to 30%)
                               - Emerging markets            30%)                          - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of      income securities             income securities             - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance      securities                    securities                    - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                               mortgage-backed securities    mortgage-backed securities    - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up
                               - Currency transactions       - REITs                       to 10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets            mortgage swaps, caps,
                               trust certificates            - Emerging markets            floors and collars
                               - Options and futures         - Options and futures         - Convertible securities
                               - Options on foreign          - Hybrid instruments (up to   and warrants
                               currency                      10%)                          - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                                 securities indices            mortgage swaps, caps,       - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars            income securities
                                 10%):                       - Special situations          - U.S. government
                                - SPDRs                      - Convertible securities      securities
                                - iShares                    and warrants                  - Asset-backed and
                               - Interest rate caps,         - ETFs                          mortgage-backed
                               floors and collars            - Securities lending          securities
                               - Special situations                                        - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Derivatives                 - Derivatives
                               - Derivatives                 - Emerging markets            - Emerging markets
                               - Emerging markets            - Foreign exposure            - Foreign exposure
                               - Foreign exposure            - Growth stocks               - Hedging
                               - Growth stocks               - Hedging                     - Indexing
                               - Hedging                     - Indexing                    - Junk bonds
                               - Indexing                    - Junk bonds                  - Market volatility
                               - Interest rate               - Market volatility           - Non-diversified status
                               fluctuations                  - Non-diversified status      - Securities selection
                               - Junk bonds                  - Securities selection        - Small and medium sized
                               - Market volatility           - Small and medium sized        companies
                               - Non-diversified status      companies                     - Value investing
                               - Prepayment
                               - Securities selection
                               - Small and medium sized
                                 companies
--------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                     SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?          medium-sized companies        medium-sized companies      small companies (at least
                                 (at least 80% of net          (at least 80% of net          80% of net assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments
 invest in?                      (up to 20%)                 - Short-term investments        (up to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up
                                 30%)                        - Foreign securities (up to   to 30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the           income securities             income securities             - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government
 return?                         mortgage-backed               mortgage-backed               securities
                                 securities                    securities                  - Asset-backed and
                               - REITs                       - REITs                       mortgage- backed
                               - Currency transactions       - Currency transactions       securities
                               - Currency baskets            - Currency baskets            - REITs
                               - Emerging markets            - Custodial receipts and      - Emerging markets
                               - Options and futures         trust certificates            - Hybrid instruments (up
                               - Hybrid instruments (up to   - Emerging markets            to 10%)
                               10%)                          - Options and futures         - Interest rate swaps,
                               - Interest rate swaps,        - Options on foreign            mortgage swaps, caps,
                                 mortgage swaps, caps,         currencies                    floors and collars
                                 floors and collars          - Options on securities and   - Special situations
                               - Convertible securities        securities indices          - Securities lending
                               and warrants                  - Hybrid instruments (up to   - ETFs
                               - ETFs                        10%):
                               - Securities lending           - SPDRs
                               - Special situations           - iShares
                                                             - Interest rate caps,
                                                             floors and collars
                                                             - Securities lending
                                                             - ETFs
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status      fluctuations                  - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate
                               - Small and medium sized      - Market volatility           fluctuations
                               companies                     - Non-diversified status      - Market volatility
                               - Technology sector           - Prepayment                  - Non-diversified status
                                                             - Securities selection        - Prepayment
                                                             - Small and medium sized      - Securities selection
                                                             companies                     - Small and medium sized
                                                             - Value investing             companies
--------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


----------------------------------------------------------------------------------------------------------
                             INTERNATIONAL EQUITY         DIVERSIFIED FIXED           CASH MANAGEMENT
                                   PORTFOLIO              INCOME PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------------------------------
 What are the Portfolio's   - Equity securities (at    - Fixed income             - A diversified
 principal investments?     least 80% of net assets)   securities (at least 80%   selection of money
                            of issuers in at least     of net assets) including     market instruments
                            three countries other      U.S. and foreign
                            than the U.S.              government securities
                                                       ("Net assets" will take
                                                       into account any
                                                       borrowings for
                                                       investment purposes)
                                                       - Mortgage-backed
                                                         securities
                                                       - Investment grade fixed
                                                         income securities
                                                       - Foreign securities (up
                                                       to 30%)
                                                       - Junk bonds (up to 20%)
----------------------------------------------------------------------------------------------------------
 What other types of        - Large-cap stocks         - Asset-backed and         - Investment grade fixed
 investments may the        - Mid-cap stocks           mortgage-backed            income securities
 Portfolio significantly    - Small-cap stocks         securities                 - U.S. government
 invest in?                 - Junk bonds (up to 20%)   - ADRs/EDRs/GDRs           securities
                            - Short-term investments   - PFICs
                            (up to 20%)                - Short-term investments
                            - ADRs/EDRs/GDRs           (up to 20%)
                            - PFICs                    - ETFs
                            - Foreign securities
                            - Emerging markets
----------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

----------------------------------------------------------------------------------------------------------
                             INTERNATIONAL EQUITY         DIVERSIFIED FIXED           CASH MANAGEMENT
                                   PORTFOLIO              INCOME PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------------------------------
 What other types of        - Investment grade fixed   - Currency transactions    - Asset-backed and
 investments may the          income securities        - Currency baskets         mortgage-backed
 Portfolio use as part of   - U.S. government          - Emerging markets         securities
 efficient portfolio        securities                 - Options and futures
 management or to enhance   - Asset-backed and         - Hybrid instruments (up
 return?                      mortgage-backed            to 10%)
                              securities               - Interest rate swaps,
                            - REITs                    mortgage swaps, caps,
                            - Currency transactions    floors and collars
                            - Currency baskets         - Special situations
                            - Custodial receipts and   - Securities lending
                            trust certificate
                            - Options and futures
                            - Options of foreign
                              currencies
                            - Options on securities
                            and securities indices
                            - Hybrid instruments (up
                              to 10%):
                              -- SPDRs
                              -- iShares
                            - Interest rate caps,
                            floors and collars
                            - Special situations
                            - Securities lending
                            - ETFs
                            - Unseasoned companies
----------------------------------------------------------------------------------------------------------
 What risks normally        - Active trading           - Active trading           - Credit quality
 affect the Portfolio?      - Credit quality           - Credit quality           - Interest rate
                            - Derivatives              - Derivatives              fluctuations
                            - Emerging markets         - Emerging markets         - Market volatility
                            - Foreign exposure         - Foreign exposure         - Securities selection
                            - Hedging                  - Hedging
                            - Indexing                 - Indexing
                            - Interest rate            - Interest rate
                            fluctuations               fluctuations
                            - Junk bonds               - Junk bonds
                            - Market volatility        - Market volatility
                            - Non-diversified status   - Prepayment
                            - Prepayment               - Securities selection
                            - Securities selection
----------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
                            FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                              PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What are the           - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's            companies of any         (at least 80% of net     large cap companies:       -- large-cap stocks
 principal              market capitalization    assets will be             -- common stocks         -- mid-cap stocks
 investments?             -- common stocks       invested in technology     -- preferred stocks      -- small-cap stocks
                          -- preferred stocks    companies)                 -- convertible
                          -- convertible           -- large-cap stocks    securities
                        securities                 -- mid-cap stocks        -- warrants
                          -- warrants              -- small-cap stocks      -- rights
                          -- rights                -- convertible
                                                      securities
                                                   -- warrants
                                                   -- rights
                                                 - Preferred stocks
-------------------------------------------------------------------------------------------------------------------------
 What other types of    - Junk bonds (up to      - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the    20%)                     - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 Portfolio              - Foreign securities     20%)                     - Foreign securities     20%)
 significantly invest                                                     - Junk bonds (up to      - Forward foreign
 in?                                                                        20%)                     currency exchange
                                                                                                     contracts
                                                                                                   - ETFs
                                                                                                   - REITs
                                                                                                   - ADRs/EDRs/ GDRs
                                                                                                   - PFICs
                                                                                                   - Investment companies
                                                                                                   - Convertible
                                                                                                     securities
                                                                                                   - Warrants
                                                                                                   - Rights
                                                                                                   - Preferred securities
-------------------------------------------------------------------------------------------------------------------------
 What other types of    - Short-term             - Short-term             - Short-term             - Short-term
 investments may the      investments (up to       investments (up to       investments (up to       investments (up to
 Portfolio use as         20%)                     20%)                     25%)                     25%)
 part of efficient      - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management     instruments              instruments              instruments              instruments
 or to enhance          - Options and futures    - Options and futures    - Options and futures    - Options and futures
 return?                - Special situations     - Special situations     - Special situations     - Special situations
                        - Currency               - Currency               - Currency               - Securities lending
                        transactions             transactions             transactions             - Currency
                        - ETFs                   - Fixed-income           - Fixed-income             transactions
                        - Fixed-income             securities               securities             - Hybrid instruments
                          securities             - Securities lending     - Securities lending     (up to 10%)
                        - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                          (up to 10%)              (up to 10%)              (up to 10%)              securities
                        - REITs                                           - Forward foreign
                        - Securities lending                              currency exchange
                        - Forward foreign                                   contracts
                          currency exchange                               - ETFs
                        contracts                                         - REITs
-------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
                            FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                              PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What risks normally    - Active trading         - Active trading         - Active trading         - Active trading
 affect the             - Credit quality         - Credit quality         - Credit quality         - Derivatives
 Portfolio?             - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                        - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                        - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                        - Hedging                - Growth stocks          - Hedging                - Junk bonds
                        - Interest rate          - Hedging                - Interest rate          - Market volatility
                        fluctuations             - Interest rate            fluctuations           - Non-diversified
                        - Junk bonds             fluctuations             - Junk bonds             status
                        - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                        - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                          status                 - Non-diversified          status                   sized companies
                        - Securities selection   status                   - Securities selection   - Value investing
                        - Small and medium       - Securities selection   - Small and medium
                          sized companies        - Small and medium         sized companies
                        - Emerging markets       sized companies          - Emerging markets
                        - Value investing        - Technology sector      - Value investing
-------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

                                                            Seasons Series Trust

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD COMMITMENTS are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

Seasons Series Trust

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARES(SM)) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

                                                            Seasons Series Trust

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

ABOUT THE INDICES

     - The JP MORGAN DEVELOPED MARKET HIGH YIELD INDEX is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX (UNHEDGED) is a market capitalization weighted composite of securities in 23 developed markets.

     - The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - The RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - The RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

Seasons Series Trust

     - RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/CITIGROUP GROWTH AND VALUE INDEXES are constructed measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years,

                                                            Seasons Series Trust
derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in

Seasons Series Trust
securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $45 billion as of March 31, 2006. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and the fixed income portion of the BALANCED/LORD ABBETT/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME and FOCUS TECHNET PORTFOLIOS.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

For the fiscal year ended March 31, 2006 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.84%
Stock Portfolio......................................            0.85%
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            0.97%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.50%
Focus Growth Portfolio...............................            1.00%
Focus TechNet Portfolio..............................            1.20%
Focus Growth and Income Portfolio....................            1.00%
Focus Value Portfolio................................            1.00%

Seasons Series Trust

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

                                                            Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - CMA
--------------------------------------------------------------------------------------------

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Credit Suisse
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - SunAmerica
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - Northern Trust
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SUNAMERICA is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over nine years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by Greg A. Braun. Mr. Braun has portfolio management responsibilities with both SunAmerica and AIG Global Investment Group (AIGGIG), where he is currently the Managing Director of CDO/Mutual Funds. Prior to joining AIGGIG in 2001, Mr. Braun was a senior credit analyst with American General Investment Management, L.P. ("AGIM") since 1996. Mr. Braun holds a Chartered Financial Analyst designation.

The Large Cap Composite Portfolio and Focus Growth and Income Portfolio are managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

The Focus TechNet Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. He is a member of the research team covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market division of Greenwich Associates.

INFORMATION ABOUT THE SUBADVISERS

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Portfolio

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International Equity Portfolio
Diversified Fixed Income Portfolio

AIG GLOBAL INVESTMENT CORP. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIGGIG. AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2006, AIGGIG managed approximately $533 billion, of which approximately $450 billion relates to AIG affiliates and $83 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by Lan Cai, James O. Kurtz, John P. Toohey and Timothy Campion. Ms. Cai, Vice President and Portfolio Manager, joined AIGGIG in 2000 and serves as Portfolio Manager for US Equities, with responsibility for managing enhanced index portfolios through merger and acquisition related risk arbitrage. She also sits on the AIG Derivatives Committee, which oversees firm wide derivatives transactions and structured financial products. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGGIG with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGGIG. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGGIG's traditional and enhanced equity products. Prior to AIGGIG, Mr. Kurtz worked at Sears Investment Management Co. (SIMCO), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm's indexing and derivative capabilities. Mr. Toohey, Vice President, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGGIG Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIG in 2000. Mr. Campion, Portfolio Manager, joined AIGGIC in 1999. He is a Portfolio Manager responsible for enhanced index products.

Focus TechNet Portfolio

BAMCO, INC. (BAMCO) is a New York corporation, established in January 1987, registered with the SEC since March 1987, located at 767 5th Avenue, 49th Floor, New York, New York 10153, is the investment adviser to all of the Baron mutual funds and two Irish pooled investment vehicles, and it serves as investment subadviser to non-Baron related SEC registered investment companies and other pooled investment vehicles. As of March 31, 2006, BAMCO had approximately $15.6 billion in assets under management.

The BAMCO portion of the Focus TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered internet communications, and media and entertainment, and business services companies since December 2001. Prior to joining BAMCO, he was a research analyst and general counsel for JLF Asset Management from April 2001, and from 2000 to 2001, he was a partner in the firm Baker & Botts.

Cash Management Portfolio

COLUMBIA MANAGEMENT ADVISORS, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2006, CMA had over $312.6 billion in assets under management.

                                                            Seasons Series Trust
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The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined
CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Focus Growth Portfolio

CREDIT SUISSE ASSET MANAGEMENT, LLC (CREDIT SUISSE), located at 466 Lexington Avenue, New York, New York 10017-3140, is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of March 31, 2006, the asset management business of Credit Suisse had approximately $474 billion in assets under management.

The Focus Growth Portfolio is managed by Marian U. Pardo, Calvin E. Chung and Leo M. Bernstein. Ms. Pardo, Managing Director, joined Credit Suisse in January 2003, and specializes in large- and mid-capitalization U.S. growth equities. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small Company Fund. Mr. Chung, Director, joined Credit Suisse in 2000 from Eagle Asset Management, where he was a vice president and senior technology equity analyst from 1997 to 1999. Mr. Bernstein, Director, is an analyst and portfolio manager specializing in all sectors of technology hardware in U.S. small- and mid-capitalization, post-venture capital and distribution management equity portfolios. Mr. Bernstein joined Credit Suisse in 1999.

Large Cap Growth Portfolio
Mid Cap Value Portfolio

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2006, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $562.5 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 15 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 17 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 13 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 21 years of industry experience. Ms. Rominger, Managing Director, Chief Investment

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

Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 26 years of industry experience.

International Equity Portfolio

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-INTERNATIONAL) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2006, GSAM-International, along with other units of Goldman Sachs, had approximately $562.5 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

JANUS CAPITAL MANAGEMENT LLC (JANUS) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2006, Janus' parent company, Janus Capital Group Inc., had approximately $158.1 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Executive Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation
Fund) since their inception.

Focus Value Portfolio

J.P. MORGAN INVESTMENT MANAGEMENT INC. (JPMORGAN) is a Delaware corporation and is an indirect wholly owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 245 Park Avenue, New York, New York 10167. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2006, JPMorgan, together with its affiliated companies, had approximately $873 billion in assets under management.

The Focus Value Portfolio is managed by Jonathan K. L. Simon. Mr. Simon is a portfolio manager in the U.S. Equity Group. An employee since 1980, Mr. Simon is the sole portfolio manager of the Focus Value

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

Portfolio, the JPMorgan Value Advantage Fund and the JPMF US Strategic Value Fund. In addition, he is co-portfolio manager of the JPMorgan Growth and Income Fund, the JPMorgan Equity Income Fund and the JPMF American Equity Fund. Mr. Simon joined the firm as an analyst in the London office and transferred to the New York in 1983. He became a portfolio manager in 1987 and served as president of Robert Fleming's U.S. asset management operations from 1990 until 2000.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

LORD, ABBETT & CO. LLC. (LORD ABBETT) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2006, Lord Abbett had approximately $106 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1998. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio
Focus Growth and Income Portfolio

MARSICO CAPITAL MANAGEMENT, LLC. (MARSICO) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2006, Marsico had approximately $69.4 billion in assets under management.

The Focus Growth Portfolio and Focus Growth and Income Portfolio are managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Focus Value Portfolio

NORTHERN TRUST INVESTMENTS, N.A. (NORTHERN TRUST) is located at 50 South LaSalle Street, Chicago, Illinois 60603. Northern Trust is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Northern Trust primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. Northern Trust is a subsidiary of The Northern

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

Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of March 31, 2006, Northern Trust and its affiliates had assets under custody of $3.1 trillion, and assets under investment management of $653 billion.

The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.

Asset Allocation: Diversified Growth Portfolio

PUTNAM INVESTMENT MANAGEMENT, L.L.C. (PUTNAM) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2006, Putnam had approximately $189.2 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 12 years investment experience. Mr. Kea is Senior Vice President and Quantitative Analyst in the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 16 years of investment experience. Mr. Schoen is Senior Vice President and Quantitative Analyst for the Global Asset Allocation Team. He joined Putnam in 1987 and has 15 years of investment experience.

Focus TechNet Portfolio

RCM CAPITAL MANAGEMENT LLC (RCM) is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz AG, an international financial services organization. As of March 31, 2006, RCM had approximately $20.2 billion in assets under management in San Francisco.

The Focus TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM's technology area.

Small Cap Portfolio

SALOMON BROTHERS ASSET MANAGEMENT INC. (SALOMON BROTHERS), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc (Legg Mason). Legg Mason, whose principal address is 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2006, Salomon Brothers had approximately $88.6 billion in assets under management.

The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director in the Salomon Brothers Asset Management group and has been with the firm (or its predecessor) since 1983.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. ROWE PRICE ASSOCIATES, INC. (T. ROWE PRICE) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2006, T. Rowe Price had approximately $292.9 billion in assets under management.

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

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert
W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price's Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chief Investment Officer, Investment Advisory Committee Chairman and Vice President.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price's Equity Research Division since joining the firm in 1993.

Focus Value Portfolio

THIRD AVENUE MANAGEMENT LLC. (THIRD AVENUE) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2006, Third Avenue had approximately $23.3 billion in assets under management.

The Focus Value Portfolio is managed by Martin J. Whitman, CFA, Ian Lapey and Kathleen Koltes. Mr. Whitman has been Co-Chief Investment Officer and Portfolio Manager since 2003. Previously, Mr. Whitman served as Chief Investment Officer of Third Avenue (and its predecessor entity) from 1991 to 2003. Mr. Whitman also has been Chairman of Third Avenue Trust (and its predecessors) since 1990. Mr. Lapey has been a portfolio manager of Third Avenue since 2001. Mr. Lapey has also been a senior research analyst for Third Avenue since 2001. Prior to joining Third Avenue, Mr. Lapey had been an equity research analyst with Credit Suisse First Boston since 1997. Ms. Koltes, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Previously, Ms. Koltes was an equity research associate for Alliance Capital Management.

Focus Growth and Income Portfolio

THORNBURG INVESTMENT MANAGEMENT, INC. (THORNBURG) is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2006, Thornburg had approximately $22.5 billion in assets under management.

The Focus Growth and Income Portfolio is managed by William V. Fries, CFA. Mr. Fries has been a Managing Director and portfolio manager at Thornburg since 1995. Previously he had been affiliated with USAA Investment Management Company for over 20 years.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

WELLINGTON MANAGEMENT COMPANY, LLP. (WELLINGTON MANAGEMENT) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other

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

institutions. As of March 31, 2006, Wellington Management had approximately $542 billion in assets under management.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius
T. Hill, III, Campe Goodman, CFA, Richard T. Crawford, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Crawford, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Crawford has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 1997. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003) and Eaton Vance Management (1995-2001).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2002.

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President, Partner and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

PAYMENTS IN CONNECTION WITH DISTRIBUTION

Certain of the Trust's Subadvisers or their affiliates make payments to certain AIG-affiliated life insurance companies in connection with services related to the availability of the Portfolio(s) they manage being offered through the Variable Contracts. SunAmerica makes payments to such life insurance companies pursuant to a profit sharing agreement between SunAmerica and the life insurance companies. Furthermore, SunAmerica receives financial support from certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

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LEGAL PROCEEDINGS

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 2 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 shares of each Portfolio except Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 shares. Because these service fees are paid out of each Portfolio's Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing

                                                            Seasons Series Trust
prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to

Seasons Series Trust
provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 2 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 2
03/31/02         $12.15        $0.13           $(1.07)         $(0.94)       $(0.18)       $(0.43)        $  --         $(0.61)
03/31/03          10.60         0.10            (1.87)          (1.77)        (0.14)           --            --          (0.14)
03/31/04           8.69         0.06             2.35            2.41         (0.09)           --            --          (0.09)
03/31/05          11.01         0.08             0.57            0.65         (0.05)           --            --          (0.05)
03/31/06          11.61         0.09             1.48            1.57         (0.08)           --            --          (0.08)

                                         Multi-Managed Moderate Growth Portfolio Class 2
03/31/02         $12.20        $0.24           $(0.88)         $(0.64)       $(0.23)       $(0.29)        $  --         $(0.52)
03/31/03          11.04         0.18            (1.45)          (1.27)        (0.20)           --            --          (0.20)
03/31/04           9.57         0.13             2.01            2.14         (0.15)           --            --          (0.15)
03/31/05          11.56         0.16             0.30            0.46         (0.11)           --            --          (0.11)
03/31/06          11.91         0.18             1.10            1.28         (0.16)           --            --          (0.16)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class 2
03/31/02      $ 10.60        (7.83)%      $ 49,770        1.20%              1.15%             102%(2)
03/31/03         8.69       (16.71)         48,414         1.24               1.09             106(2)
03/31/04        11.01        27.79          78,735         1.25               0.59             100(2)
03/31/05        11.61         5.90(1)       78,191         1.19               0.69             107(2)
03/31/06        13.10        13.56(1)       84,310         1.26(3)            0.73(3)          114
                                  Multi-Managed Moderate Growth Portfolio Class 2
03/31/02      $ 11.04        (5.35)%      $ 81,687        1.14%              2.04%          104%(2)
03/31/03         9.57       (11.48)        101,321         1.15               1.88             109(2)
03/31/04        11.56        22.51         164,241         1.15               1.25             105(2)
03/31/05        11.91         3.99(1)      167,282         1.10               1.40             116(2)
03/31/06        13.03        10.72(1)      177,331         1.14(3)            1.46(3)          123

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Growth Portfolio..........................  102%   106%    99%   107%
    Multi-Managed Moderate Growth Portfolio.................  102    108    104    114

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                               03/31/06
                                                               --------
    Multi-Managed Growth Portfolio Class 2..................     0.01%
    Multi-Managed Moderate Growth Portfolio Class 2.........     0.01

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                          Multi-Managed Income/Equity Portfolio Class 2
03/31/02         $11.93        $0.37           $(0.52)         $(0.15)       $(0.33)       $(0.35)        $  --         $(0.68)
03/31/03          11.10         0.31            (0.60)          (0.29)        (0.29)           --            --          (0.29)
03/31/04          10.52         0.26             1.27            1.53         (0.24)           --            --          (0.24)
03/31/05          11.81         0.30             0.10            0.40         (0.22)           --            --          (0.22)
03/31/06          11.99         0.33             0.40            0.73         (0.28)           --            --          (0.28)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                   Multi-Managed Income/Equity Portfolio Class 2
03/31/02      $ 11.10        (1.38)%      $ 64,073        1.14%               3.24%             63%(2)
03/31/03        10.52        (2.61)         92,470         1.13                2.98             87(2)
03/31/04        11.81        14.67         149,978         1.12                2.31            113(2)
03/31/05        11.99         3.39(1)      151,035         1.06                2.53            108(2)
03/31/06        12.44         6.09(1)      150,711         1.11(3)             2.64(3)         121

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Income/Equity Portfolio...................   62%    85%   111%   106%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Income/Equity Portfolio Class 2...........    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             DIVIDENDS      DIVIDENDS     DIVIDENDS
                   NET ASSET       NET         NET REALIZED                   DECLARED      FROM NET      DECLARED
                     VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM    FROM NET      REALIZED      FROM NET
PERIOD             BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT   INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED              OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS     INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                               Multi-Managed Income Portfolio Class 2
03/31/02            $11.65        $0.48           $(0.40)         $0.08        $(0.38)       $(0.16)        $  --         $(0.54)
03/31/03             11.19         0.41               --           0.41         (0.34)           --            --          (0.34)
03/31/04             11.26         0.34             0.84           1.18         (0.32)           --            --          (0.32)
03/31/05             12.12         0.37            (0.16)          0.21         (0.30)           --            --          (0.30)
03/31/06             12.03         0.40             0.06           0.46         (0.37)           --            --          (0.37)

                                                                               RATIO OF
                   NET                          NET                               NET
                  ASSET                       ASSETS        RATIO OF          INVESTMENT
                  VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD            END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED             PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
---------------  ---------------------------------------------------------------------------------------
                                         Multi-Managed Income Portfolio Class 2
03/31/02         $ 11.19         0.65%       $ 45,459         1.20%(1)            4.15%(1)         59%(3)
03/31/03           11.26         3.74          80,625         1.12                3.75             97(3)
03/31/04           12.12        10.61         118,953         1.10                2.96            126(3)
03/31/05           12.03         1.71(2)      115,350         1.05                3.12            112(3)
03/31/06           12.12         3.84(2)      108,178         1.10(2)(4)          3.25(2)(4)      118

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 2..................      --      (0.05)%

(2) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Income Portfolio..........................   57%    94%   123%   110%

(4) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Income Portfolio Class 2..................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                      Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02         $11.07        $0.13           $(0.28)         $(0.15)       $(0.15)       $(0.07)        $  --         $(0.22)
03/31/03          10.70         0.13            (2.28)          (2.15)        (0.11)           --            --          (0.11)
03/31/04           8.44         0.11             2.33            2.44         (0.11)           --            --          (0.11)
03/31/05          10.77         0.10             0.52            0.62         (0.11)           --            --          (0.11)
03/31/06          11.28         0.19             1.35            1.54         (0.15)           --            --          (0.15)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                              Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02      $ 10.70        (1.49)%      $110,186        1.11%              1.22%             235%(5)
03/31/03         8.44       (20.11)        141,724         1.11               1.42             145(5)
03/31/04        10.77        29.02(2)      232,730         1.13(1)            1.12(1)          108(5)
03/31/05        11.28         5.77(3)      230,448         1.09(1)            0.93(1)          159(5)
03/31/06        12.67        13.71(3)      237,220         1.06(1)(4)         1.63(1)(4)       118

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                             03/31/04   03/31/05   03/31/06
                                                                             --------   --------   --------
    Asset Allocation: Diversified Growth Portfolio Class 2.................    0.01%      0.00%      0.01%

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                                       03/31/06
                                                                                       --------
    Asset Allocation: Diversified Growth Portfolio Class 2...........................    0.05%

(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                             2002   2003   2004   2005
                                                                             ----   ----   ----   ----
    Asset Allocation: Diversified Growth Portfolio.........................  233%   143%   106%    156%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                     Stock Portfolio Class 2
03/31/02         $14.34        $(0.02)         $ 0.62          $ 0.60        $   --        $(0.61)        $  --         $(0.61)
03/31/03          14.33            --           (3.36)          (3.36)           --            --            --             --
03/31/04          10.97         (0.01)           3.78            3.77            --            --            --             --
03/31/05          14.74          0.06            0.45            0.51            --            --            --             --
03/31/06          15.25          0.03            2.29            2.32         (0.06)           --            --          (0.06)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                              Stock Portfolio Class 2
03/31/02      $ 14.33         4.18%       $ 89,106        1.10%               (0.13)%          59%
03/31/03        10.97       (23.45)        110,306         1.10               (0.03)           45
03/31/04        14.74        34.37         184,179         1.11               (0.05)           42
03/31/05        15.25         3.46         182,833         1.08                0.37            42
03/31/06        17.51        15.23         188,970         1.08(1)             0.18(1)         45

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Stock Portfolio Class 2.....................................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Growth Portfolio Class 2
03/31/02          $8.38        $(0.02)         $(0.39)         $(0.41)       $   --         $  --         $  --         $   --
03/31/03           7.97            --           (2.00)          (2.00)           --            --            --             --
03/31/04           5.97         (0.01)           1.86            1.85            --            --            --             --
03/31/05           7.82          0.02            0.43            0.45            --            --            --             --
03/31/06           8.27          0.00            1.15            1.15         (0.02)           --            --          (0.02)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ----------------------------------------------------------------------------------------
                                         Large Cap Growth Portfolio Class 2
03/31/02      $   7.97        (4.89)%       $38,180         1.25%(1)      (0.19)%(1)             43%
03/31/03          5.97       (25.09)         41,534         1.25(1)            (0.07)(1)         58
03/31/04          7.82        30.99          71,204         1.25(1)            (0.13)(1)         44
03/31/05          8.27         5.75          78,540         1.19(1)             0.24(1)          38
03/31/06          9.40        13.89          90,485         1.09(2)            (0.02)(2)         54

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Growth Portfolio Class 2..........................    0.04%      0.06%      0.01%     (0.05)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Growth Portfolio Class 2..........................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Composite Portfolio Class 2
03/31/02          $9.30        $  --           $(0.11)         $(0.11)       $   --        $(0.01)        $  --         $(0.01)
03/31/03           9.18         0.02            (2.33)          (2.31)        (0.01)           --            --          (0.01)
03/31/04           6.86         0.01             2.16            2.17         (0.01)           --            --          (0.01)
03/31/05           9.02         0.06             0.44            0.50         (0.01)           --            --          (0.01)
03/31/06           9.51         0.04             0.97            1.01         (0.06)           --            --          (0.06)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE          AVERAGE NET      PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)     NET ASSETS(1)        ASSETS(1)       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                       Large Cap Composite Portfolio Class 2
03/31/02      $  9.18        (1.24)%       $15,204        1.25%                  --%            64%
03/31/03         6.86       (25.13)         16,939         1.25                0.23             59
03/31/04         9.02        31.58          27,637         1.25                0.13             78
03/31/05         9.51         5.54          29,038         1.25                0.63             58
03/31/06        10.46        10.63          31,059         1.25(2)             0.42(2)          70

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Large Cap Composite Portfolio Class 2.......................    0.43%      0.49%      0.41%      0.17%      0.11%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Composite Portfolio Class 2.......................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Value Portfolio Class 2
03/31/02         $10.69        $ 0.08          $ 0.15          $ 0.23        $(0.04)       $(0.28)       $   --         $(0.32)
03/31/03          10.60          0.09           (2.85)          (2.76)        (0.02)        (0.04)           --          (0.06)
03/31/04           7.78          0.10            2.92            3.02         (0.07)           --            --          (0.07)
03/31/05          10.73          0.12            0.86            0.98         (0.07)           --            --          (0.07)
03/31/06          11.64          0.15            1.25            1.40         (0.10)        (0.07)           --          (0.17)

                                                 Mid Cap Growth Portfolio Class 2
03/31/02           9.33         (0.08)           0.80            0.72            --            --            --             --
03/31/03          10.05         (0.07)          (2.33)          (2.40)           --            --            --             --
03/31/04           7.65         (0.09)           4.02            3.93            --            --            --             --
03/31/05          11.58         (0.09)           0.63            0.54            --            --            --             --
03/31/06          12.12         (0.04)           3.04            3.00            --         (0.42)           --          (0.42)

                NET                          NET                            RATIO OF
               ASSET                       ASSETS        RATIO OF              NET
               VALUE                       END OF       EXPENSES TO        INVESTMENT
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET         INCOME TO       PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                         Large Cap Value Portfolio Class 2
03/31/02      $ 10.60         2.28%       $ 51,550         1.25%(1)            0.72%(1)         30%
03/31/03         7.78       (26.09)         51,942         1.25(1)             1.07(1)          32
03/31/04        10.73        38.93          92,112         1.25(1)             1.04(1)          29
03/31/05        11.64         9.18         109,563         1.11(1)             1.11(1)          32
03/31/06        12.87        12.09         115,372         1.10(2)             1.23(2)          39
                                         Mid Cap Growth Portfolio Class 2
03/31/02        10.05         7.72          33,843         1.30(1)            (0.86)(1)         70
03/31/03         7.65       (23.88)         32,110         1.30(1)            (0.86)(1)        117
03/31/04        11.58        51.37          69,968         1.30(1)            (0.89)(1)         97
03/31/05        12.12         4.66          77,433         1.28(1)            (0.78)(1)         81
03/31/06        14.70        24.98          96,349         1.19(2)            (0.30)(2)         86

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Value Portfolio Class 2...........................    0.06%     (0.02)%    (0.03)%    (0.00)%
    Mid Cap Growth Portfolio Class 2............................    0.12       0.13       0.03      (0.08)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Value Portfolio Class 2...........................    0.00%
    Mid Cap Growth Portfolio Class 2............................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Mid Cap Value Portfolio Class 2
03/31/02         $12.15        $ 0.09          $ 1.92          $ 2.01        $(0.08)       $(0.68)       $   --         $(0.76)
03/31/03          13.40          0.10           (2.73)          (2.63)        (0.02)        (0.16)           --          (0.18)
03/31/04          10.59          0.08            4.79            4.87         (0.08)        (0.01)           --          (0.09)
03/31/05          15.37          0.10            2.58            2.68         (0.05)        (0.30)           --          (0.35)
03/31/06          17.70          0.14            2.60            2.74         (0.09)        (1.16)           --          (1.25)

                                                   Small Cap Portfolio Class 2
03/31/02           8.02         (0.04)           0.36            0.32            --            --            --             --
03/31/03           8.34         (0.03)          (2.32)          (2.35)           --            --            --             --
03/31/04           5.99         (0.05)           2.95            2.90            --            --            --             --
03/31/05           8.89         (0.05)           0.13            0.08            --            --            --             --
03/31/06           8.97         (0.01)           1.76            1.75            --         (0.08)           --          (0.08)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                          Mid Cap Value Portfolio Class 2
03/31/02      $  13.40       17.13%       $ 46,746         1.30%(1)            0.69%(1)         59%
03/31/03         10.59      (19.73)         46,557         1.30(1)             0.83(1)          61
03/31/04         15.37       46.09          85,682         1.30(1)             0.53(1)          50
03/31/05         17.70       17.52         118,416         1.18(1)             0.63(1)          42
03/31/06         19.19       15.82         124,641         1.17                0.77             46
                                            Small Cap Portfolio Class 2
03/31/02          8.34        3.99          29,363         1.30(1)            (0.45)(1)        101
03/31/03          5.99      (28.18)         28,013         1.30(1)            (0.52)(1)         91
03/31/04          8.89       48.41          62,201         1.30(1)            (0.67)(1)        134
03/31/05          8.97        0.90          66,999         1.30(1)            (0.62)(1)        134
03/31/06         10.64       19.62          79,997         1.30(1)(2)         (0.15)(1)(2)      85

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Mid Cap Value Portfolio Class 2.............................    0.12%      (0.01)%   (0.01)%    (0.02)%       --%
    Small Cap Portfolio Class 2.................................    0.26        0.18      0.06      (0.08)      0.02

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Small Cap Portfolio Class 2.................................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              International Equity Portfolio Class 2
03/31/02         $ 8.30        $0.01           $(0.91)         $(0.90)       $   --        $(0.05)        $  --         $(0.05)
03/31/03           7.35         0.02            (2.24)          (2.22)        (0.01)           --            --          (0.01)
03/31/04           5.12         0.03             2.65            2.68         (0.06)           --            --          (0.06)
03/31/05           7.74         0.03             0.83            0.86         (0.09)           --            --          (0.09)
03/31/06           8.51         0.07             2.12            2.19         (0.04)        (0.14)           --          (0.18)

                                            Diversified Fixed Income Portfolio Class 2
03/31/02           9.87         0.40            (0.24)           0.16         (0.28)           --            --          (0.28)
03/31/03           9.75         0.32             0.65            0.97         (0.04)           --            --          (0.04)
03/31/04          10.68         0.33             0.19            0.52         (0.25)           --            --          (0.25)
03/31/05          10.95         0.37            (0.35)           0.02         (0.32)        (0.01)           --          (0.33)
03/31/06          10.64         0.38            (0.25)           0.13         (0.32)        (0.05)           --          (0.37)

                                                                            RATIO OF
                NET                         NET=                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      International Equity Portfolio Class 2
03/31/02      $  7.35       (10.86)%      $ 18,895         1.45%(1)            0.12%(1)         72%
03/31/03         5.12       (30.17)         22,167         1.45(1)             0.31(1)          53
03/31/04         7.74        52.53          58,220         1.45(1)             0.45(1)          50
03/31/05         8.51        11.16          85,852         1.45(1)             0.41(1)          84
03/31/06        10.52        25.86         118,834         1.45(1)             0.82(1)          71
                                    Diversified Fixed Income Portfolio Class 2
03/31/02         9.75         1.57          48,365         1.15(1)             4.10(1)          46(2)
03/31/03        10.68        10.00         135,818         1.15(1)             3.25(1)          63(2)
03/31/04        10.95         4.97         138,125         1.05(1)             3.01(1)         109(2)
03/31/05        10.64         0.07         122,693         0.99                3.42             88(2)
03/31/06        10.40         1.21(3)      108,491         0.98                3.52             94

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    International Equity Portfolio Class 2......................    0.75%      0.46%      0.30%     (0.00)%     0.03%
    Diversified Fixed Income Portfolio Class 2..................    0.10         --      (0.02)        --         --

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  2002   2003   2004   2005
                                                                  ----   ----   ----   ----
    Diversified Fixed Income Portfolio..........................   44%    60%   106%    82%

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 2
03/31/02         $10.70        $0.21           $ 0.03           $0.24        $(0.05)        $  --         $  --         $(0.05)
03/31/03          10.89         0.07               --            0.07         (0.14)           --            --          (0.14)
03/31/04          10.82         0.02               --            0.02         (0.07)           --            --          (0.07)
03/31/05          10.77         0.09             0.00            0.09         (0.02)           --            --          (0.02)
03/31/06          10.84         0.33            (0.01)           0.32         (0.11)           --            --          (0.11)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                         Cash Management Portfolio Class 2
03/31/02      $  10.89        2.27%         $34,724         1.00%              1.91%            --%
03/31/03         10.82        0.66           56,597         1.00               0.67             --
03/31/04         10.77        0.22           54,276         0.95               0.18             --
03/31/05         10.84        0.84           47,494         0.86               0.82             --
03/31/06         11.05        2.98           38,397         0.78               2.93(2)          --

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Cash Management Portfolio Class 2...........................      --%     (0.02)%    (0.03)%     0.00%      0.03%

(2) Gross of Custody Credits of 0.01%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                  Focus Growth Portfolio Class 2
03/31/02          $7.19        $(0.06)         $(0.08)         $(0.14)       $  --          $  --         $  --          $  --
03/31/03           7.05         (0.03)          (1.55)          (1.58)          --             --            --             --
03/31/04           5.47         (0.06)           2.47            2.41           --             --            --             --
03/31/05           7.88         (0.01)          (0.32)          (0.33)          --             --            --             --
03/31/06           7.55         (0.06)           1.54            1.48           --             --            --             --

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                           Focus Growth Portfolio Class 2
03/31/02      $   7.05        (1.95)%       $33,720         1.45%              (0.78)%          189%
03/31/03          5.47       (22.41)         33,763         1.45               (0.59)           143
03/31/04          7.88        44.06          68,443         1.45               (0.81)            90
03/31/05          7.55        (4.19)         67,731         1.45               (0.10)           200
03/31/06          9.03        19.60          73,281         1.32(2)            (0.74)(2)        102

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Focus Growth Portfolio Class 2..............................      0.21%      0.19%      0.05%     (0.09)%    (0.03)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Focus Growth Portfolio Class 2..............................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Focus TechNet Portfolio Class 2
03/31/02         $ 5.72        $(0.09)         $(1.22)         $(1.31)       $   --        $   --        $   --         $   --
03/31/03           4.41         (0.04)          (1.53)          (1.57)           --            --            --             --
03/31/04           2.84         (0.07)           2.30            2.23            --            --            --             --
03/31/05           5.07         (0.06)           0.01           (0.05)           --            --            --             --
03/31/06           5.02         (0.08)           1.48            1.40            --            --            --             --

                                            Focus Growth and Income Portfolio Class 2
03/31/02           8.43         (0.03)          (0.08)          (0.11)           --            --            --             --
03/31/03           8.32         (0.03)          (1.51)          (1.54)           --            --            --             --
03/31/04           6.78         (0.03)           2.53            2.50            --            --            --             --
03/31/05           9.28          0.02            0.03            0.05            --            --            --             --
03/31/06           9.33          0.09            1.21            1.30         (0.02)           --            --          (0.02)

                                                  Focus Value Portfolio Class 2
10/01/01-
03/31/02+         10.00         (0.01)           1.80            1.79            --         (0.11)           --          (0.11)
03/31/03          11.68          0.07           (2.63)          (2.56)        (0.07)        (0.25)        (0.03)         (0.35)
03/31/04           8.77          0.15            4.19            4.34            --            --            --             --
03/31/05          13.11          0.05            1.45            1.50         (0.09)        (0.69)           --          (0.78)
03/31/06          13.83          0.06            1.97            2.03         (0.01)        (0.60)           --          (0.61)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ---------------------------------------------------------------------------------------
                                          Focus TechNet Portfolio Class 2
03/31/02      $   4.41      (22.90)%       $12,522         1.65%@             (1.22)%@         357%
03/31/03          2.84      (35.60)         11,585         1.65               (1.46)           253
03/31/04          5.07       78.52          31,718         1.65               (1.55)           183
03/31/05          5.02       (0.99)         27,909         1.65               (1.16)           155
03/31/06          6.42       27.89          36,331         1.65               (1.31)           116
                                     Focus Growth and Income Portfolio Class 2
03/31/02          8.32       (1.25)         21,393         1.45@              (0.37)@          187
03/31/03          6.78      (18.51)         19,142         1.45               (0.37)           180
03/31/04          9.28       36.87          49,277         1.45               (0.35)            84
03/31/05          9.33        0.54          49,049         1.45                0.18             77
03/31/06         10.61       13.96          48,297         1.42                0.94            164
                                           Focus Value Portfolio Class 2
10/01/01-
03/31/02+        11.68       17.90          19,589         1.45#@             (0.27)#@          81
03/31/03          8.77      (22.00)         19,105         1.45                0.71            190
03/31/04         13.11       49.49          49,022         1.45                1.34            165
03/31/05         13.83       11.66          67,250         1.45                0.36            130
03/31/06         15.25       14.92          73,413         1.39                0.45            152

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus
   TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Focus TechNet Portfolio Class 2.............................    1.32%      1.71%      0.52%      0.17%     (0.06)%
    Focus Growth and Income Portfolio Class 2...................    1.02       0.68       0.25      (0.01)     (0.10)
    Focus Value Portfolio Class 2...............................    1.09#      0.73       0.25      (0.02)     (0.07)

Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     The Trust's Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

                                                            Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 31, 2006
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST
                                (CLASS 3 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   STRATEGIC FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   ALLOCATION GROWTH PORTFOLIO
-   ALLOCATION MODERATE GROWTH PORTFOLIO
-   ALLOCATION MODERATE PORTFOLIO
-   ALLOCATION BALANCED PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     33

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     39
           Investment Strategies......................................     39
           Additional Information about the Seasons Portfolios........     39

GLOSSARY..............................................................     50
           Investment Terminology.....................................     50
           About the Indices..........................................     54
           Risk Terminology...........................................     55

MANAGEMENT............................................................     58
           Investment Adviser and Manager.............................     58
           Portfolio Management.......................................     60
           Information about the Subadvisers..........................     63
           Custodian, Transfer and Dividend Paying Agent..............     71
           Payments in Connection with Distribution...................     71
           Legal Proceedings..........................................     71

ACCOUNT INFORMATION...................................................     73
           Service Fees...............................................     73
           Transaction Policies.......................................     73
           Dividend Policies and Taxes................................     74
           Frequent Purchases and Redemptions of Shares...............     74
           Portfolio Holdings.........................................     75

FINANCIAL HIGHLIGHTS..................................................     76

FOR MORE INFORMATION..................................................     88

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 39, and the glossary that follows on page 50.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica" or the "Adviser"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

EIGHTEEN OF THE PORTFOLIOS, WHICH WE CALL THE "SEASONS SELECT PORTFOLIOS," THE "SEASONS FOCUSED PORTFOLIOS," AND THE "SEASONS MANAGED ALLOCATION PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

EACH SEASONS MANAGED ALLOCATION PORTFOLIO IS STRUCTURED AS A "FUND-OF-FUNDS" WHICH MEANS THAT IT PURSUES ITS INVESTMENT GOAL BY INVESTING ITS ASSETS IN A COMBINATION OF THE SEASONS SELECT PORTFOLIOS AND THE SEASONS FOCUSED PORTFOLIOS (COLLECTIVELY, THE "UNDERLYING PORTFOLIOS").

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. Each Seasons Managed Allocation
    Portfolio invests its assets in a combination of the Underlying Portfolios rather than investing directly in stocks, bonds, cash and other investments. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     A Portfolio's investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days' notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                            PRINCIPAL
        PORTFOLIO              INVESTMENT GOAL         INVESTMENT STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------

MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment goal. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

                                                           Seasons Series Trust

                               SEASONS PORTFOLIOS

 ---------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL       PRINCIPAL INVESTMENT STRATEGY
 ---------------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ---------------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily through
  DIVERSIFIED GROWTH                                 a strategic allocation of
  PORTFOLIO                                          approximately 80% (with a
                                                     range of 65-95%) of its
                                                     assets in equity securities
                                                     and approximately 20% (with a
                                                     range of 5-35%) of its assets
                                                     in fixed income securities
 ---------------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal circumstances,
                           appreciation, with a      invests at least 80% of net
                           secondary objective of    assets in common stocks
                           increasing dividend
                           income
 ---------------------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus"), Lord, Abbett & Co. LLC ("Lord Abbett") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/LORD ABBETT/SUNAMERICA component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

---------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                   BALANCED     FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      COMPONENT/     COMPONENT/
                                       COMPONENT/    COMPONENT/   LORD ABBETT/    WELLINGTON
                                       SUNAMERICA      JANUS       SUNAMERICA     MANAGEMENT
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%        14%/6%            20%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%      12.6%/5.4%          36%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%        14%/14%           54%
---------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%       8.5%/8.5%          75%
---------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.


"NET ASSETS" will take into account any borrowing for investment purposes.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of medium-
                                                     sized companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                                                           Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  STRATEGIC FIXED INCOME   high level of current     under normal
  PORTFOLIO                income and, secondarily,  circumstances, invests
                           capital appreciation      at least 80% of net
                           over the long term        assets in multiple
                                                     sectors of the fixed
                                                     income market, including
                                                     high yield bonds,
                                                     foreign government and
                                                     corporate debt
                                                     securities from
                                                     developed and emerging
                                                     markets, mortgage-backed
                                                     securities and U.S.
                                                     government, agency and
                                                     investment grade
                                                     securities
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers (except for the Strategic Fixed Income Portfolio), unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. With respect to the Strategic Fixed Income Portfolio, SunAmerica intends to allocate the Portfolio's assets, including new cash, between the three Managers with approximately 40% each to the two Managers responsible for

                                                           Seasons Series Trust
subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio subject to the allocation described above for the Strategic Fixed Income Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Managed Allocation Portfolios.

                         SEASONS MANAGED ALLOCATION PORTFOLIOS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                  PRINCIPAL                   PRINCIPAL
       PORTFOLIO           INVESTMENT GOAL   INVESTMENT STRATEGY        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------
 ALLOCATION GROWTH        long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  80% of its net assets in equity
                                                                  portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 GROWTH PORTFOLIO         appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  30% and no more than 90% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 10% and no
                                                                  more than 70% of its net assets in
                                                                  fixed income portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          moderate current                        Portfolios. Under normal
                          income                                  circumstances, invests at least
                                                                  20% and no more than 80% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 20% and no
                                                                  more than 80% of its net assets in
                                                                  fixed income portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION BALANCED      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          current income                          Portfolios. Under normal
                                                                  circumstances, invests no more
                                                                  than 70% of its net assets in
                                                                  equity portfolios.
----------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT TECHNIQUES OF THE SEASONS MANAGED ALLOCATION PORTFOLIOS.

The Seasons Managed Allocation Portfolios may invest in a combination of the following Underlying Portfolios: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus Growth and Income Portfolio, Focus Value Portfolio, and Focus TechNet

Seasons Series Trust

Portfolio. However, the Seasons Managed Allocation Portfolios may not utilize all of the available Underlying Portfolios to meet their investment goals. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for each Seasons Managed Allocation Portfolio.

For each Seasons Managed Allocation Portfolio, the Manager determines a target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, emerging markets), mortgages, and cash equivalents. Based on these target asset class allocations, the Manager determines a range and a target portfolio allocation in which each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios. The Manager may change the asset allocation ranges and the percentage invested in any of the Underlying Portfolios from time to time. The following chart reflects the percentage in which each Seasons Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2006.

------------------------------------------------------------------------------------------------
                                                    ALLOCATION
                                    ALLOCATION       MODERATE       ALLOCATION      ALLOCATION
                                      GROWTH          GROWTH         MODERATE        BALANCED
            PORTFOLIO                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO            17.6%           15.2%           12.8%           11.9%
------------------------------------------------------------------------------------------------
 FOCUS GROWTH PORTFOLIO                 4.0%            3.5%            3.0%            2.0%
------------------------------------------------------------------------------------------------
 LARGE CAP VALUE PORTFOLIO             19.7%           16.9%           15.0%           13.1%
------------------------------------------------------------------------------------------------
 FOCUS VALUE PORTFOLIO                  5.1%            4.1%            3.6%            2.6%
------------------------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO               2.5%            2.0%            2.0%            1.5%
------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO                3.5%            3.0%            3.0%            3.1%
------------------------------------------------------------------------------------------------
 SMALL CAP PORTFOLIO                   14.2%           12.2%            7.7%            3.1%
------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO        28.6%           23.6%           18.6%           13.5%
------------------------------------------------------------------------------------------------
 DIVERSIFIED FIXED INCOME
 PORTFOLIO                              1.9%           12.6%           17.6%           25.5%
------------------------------------------------------------------------------------------------
 STRATEGIC FIXED INCOME PORTFOLIO       2.9%            6.8%           11.8%           13.8%
------------------------------------------------------------------------------------------------
 CASH MANAGEMENT PORTFOLIO               --              --             4.9%            9.9%
------------------------------------------------------------------------------------------------

Due to market movements, portfolio management decisions or cash flow considerations, the Manager may determine that a Seasons Managed Allocation Portfolio's investments in the Underlying Portfolios requires adjustments in order to meet its target asset class allocation. Generally, the Manager will manage the investments among the Underlying Portfolios for each Seasons Managed Allocation Portfolio to match its target asset class allocation and to rebalance assets back to the target asset class allocation as it deems necessary.

As an investor in a Seasons Managed Allocation Portfolio, you pay the expenses of such Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Seasons Managed Allocation Portfolio invests.

For more complete information about the investment strategies and techniques of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest, see the charts beginning on page 40.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The performance of the Seasons Managed Allocation Portfolios directly reflects the performance of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest. Therefore, the performance of a Seasons Managed Allocation Portfolio depends both on its allocation among the Underlying Portfolios and the Underlying Portfolios' ability to meet their investment goals. The

                                                            Seasons Series Trust

     Manager may not accurately assess the attractiveness or risk potential of particular Underlying Portfolios, asset classes, or investment styles.

     The following section describes the principal risks of each Portfolio. The charts beginning on page 44 also describe various additional risks. Each Seasons Managed Allocation Portfolio is also exposed to the risks of the Underlying Portfolios.

     Management Risks

     Each Seasons Managed Allocation Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of Seasons Managed Allocation Portfolio assets among the Underlying Portfolios may not produce the desired result. Similarly, each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. Each Seasons Managed Allocation Portfolio may invest in certain Underlying Portfolios that invest in equity securities ("Underlying Equity Portfolios"), and the Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios invest primarily in Underlying Equity Portfolios. The Seasons Managed Allocation Portfolios are subject to the risks of changing market conditions generally. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities or the Seasons Managed Allocation Portfolio's allocation to Underlying Equity Portfolios increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME AND FOCUS TECHNET PORTFOLIOS (certain of such Portfolios are Underlying Equity Portfolios).

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS GROWTH AND INCOME, FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS. Each of these Portfolios is an Underlying Equity Portfolio.

Seasons Series Trust

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in certain Underlying Portfolios in which a component of such Underlying Portfolios is managed to track the performance of an index.

     Risks of Investing in Technology Companies

     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies. Technology company risk will also affect the MID CAP GROWTH PORTFOLIO. Each of the Seasons Managed Asset Allocation Portfolios may invest in an Underlying Portfolio which may invest in technology companies.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET
     ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in an Underlying Portfolio which invests in bonds (Diversified Fixed Income and Strategic Fixed Income Portfolios) (each, an "Underlying Fixed Income Portfolio"). The Seasons Managed Allocation Portfolios are subject to the risks to which an Underlying Fixed Income Portfolio is exposed.

     As with any bond fund, the value of your investment in these Portfolios or the Seasons Managed Allocation Portfolios (as by virtue of their Underlying Portfolios) may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a

                                                            Seasons Series Trust

     Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in Underlying Portfolios that may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Emerging Market Countries

     The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Each Seasons Managed Allocation Portfolio may invest in the Underlying Portfolios that may invest in issuers in emerging market countries.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in Underlying Portfolios that may invest in stocks of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, MID-CAP GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Seasons Series Trust

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

     Performance information is not included for the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio since they have not been in existence for at least one calendar year.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    22.73%

2004........................................................    10.13%

2005........................................................    10.10%

During the period shown in the bar chart, the highest return for a quarter was 12.43% (quarter ended 6/30/03) and the lowest return for a quarter was -1.83% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.66%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST      RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR    INCEPTION(7)
----------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 3                          10.10%        13.05%
----------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 3                                            4.91%        13.20%
----------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 3                  2.43%         3.93%
----------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 3                                 4.55%        21.52%
----------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 3                        4.27%        12.19%
----------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 3                                 6.27%        14.27%
----------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 3                           4.96%        12.74%
----------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 51% Russell 1000(R) Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index and 2% Treasury Bills.
(7) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     18.75%

2004........................................................      7.84%

2005........................................................      7.69%

During the period shown in the bar chart, the highest return for a quarter was 10.24% (quarter ended 6/30/03) and the lowest return for a quarter was -1.30% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.88%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(7)
-------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 3                  7.69%           10.61%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 3                                            4.91%           13.20%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 3                  2.43%            3.93%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 3                                 4.55%           21.52%
-------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(4) Class 3                        3.93%           10.64%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Index(5) Class 3                                 6.27%           14.27%
-------------------------------------------------------------------------------------------
 New Blended Benchmark Index(6) Class 3                           4.44%           11.04%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Former Blended Benchmark Index consisted of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the New Blended Benchmark Index. The change was made from the S&P 500(R) to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(6) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 37.9% Russell 1000(R) Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index and 1.8% Treasury Bills.
(7) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    12.07%

2004........................................................     7.05%

2005........................................................     5.03%

During the period shown in the bar chart, the highest return for a quarter was 6.94% (quarter ended 6/30/03) and the lowest return for a quarter was -1.78% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.93%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(6)
-------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 3                    5.03%            7.76%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 3                                            4.91%           13.20%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 3                  2.43%            3.93%
-------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 3                        3.35%            7.04%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 3                                 6.27%           14.27%
-------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 3                           3.80%            7.37%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 33.4% Russell 1000(R) Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
(6) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     8.73%

2004........................................................     5.24%

2005........................................................     3.31%

During the period shown in the bar chart, the highest return for a quarter was 5.24% (quarter ended 6/30/03) and the lowest return for a quarter was -2.73% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.65%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(6)
-------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 3                           3.31%            5.87%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 3                                            4.91%           13.20%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 3                  2.43%            3.93%
-------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(3) Class 3                        2.92%            5.55%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Index(4) Class 3                                 6.27%           14.27%
-------------------------------------------------------------------------------------------
 New Blended Benchmark Index(5) Class 3                           3.15%            5.71%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Former Blended Benchmark Index consisted of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Effective January 23, 2006, the Portfolio selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change was made from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(5) Effective January 23, 2006, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 17.35% Russell 1000(R) Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
(6) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     21.04%

2004........................................................      9.12%

2005........................................................      6.64%

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was -4.20% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.24%.

-------------------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(9)
-------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 3           6.64%           11.22%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1) Class 3                                 6.12%           14.78%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 3                                            4.91%           13.20%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(3) Class 3                           13.54%           22.49%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(4) Class 3                  2.43%            3.93%
-------------------------------------------------------------------------------------------
 JP Morgan Developed Market High Yield Index(5) Class 3           2.62%           14.20%
-------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM 6) Class 3                  34.54%           35.63%*
-------------------------------------------------------------------------------------------
 Former Blended Benchmark Index(7) Class 3                        6.18%           13.19%
-------------------------------------------------------------------------------------------
 New Blended Benchmark Index(8) Class 3                          11.00%           15.33%*
-------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective December 14, 2005, the Portfolio selected the Russell 3000(R) Index as the primary benchmark for performance comparisons. The change from the S&P 500(R) Index to the Russell 3000(R) Index and the primary benchmark was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.- equity market.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(5) The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
(6) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
(7) The Former Blended Benchmark Index consisted of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(8) Effective December 14, 2005, the Portfolio selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's enhanced investment strategy. The New Blended Benchmark Index consists of 60% Russell 3000(R) Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free Index(SM). The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
(9) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    30.61%

2004........................................................     9.55%

2005........................................................     5.67%

During the period shown in the bar chart, the highest return for a quarter was 16.13% (quarter ended 6/30/03) and the lowest return for a quarter was -4.58% (quarter ended 3/31/05). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 0.60%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Stock Portfolio Class 3                                          5.67%           13.43%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 3                                            4.91%           13.20%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     26.24%

2004........................................................     11.11%

2005........................................................      8.00%

During the period shown in the bar chart, the highest return for a quarter was 13.76% (quarter ended 6/30/03) and the lowest return for a quarter was -3.15% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -3.38%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 3                              8.00%            12.91%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(1) Class 3                        3.46%             9.68%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Growth Index(2) Class 3                    1.14%             8.29%*
---------------------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) Index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(2) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Growth Index for performance comparisons. S&P 500(R)/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(3) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     26.21%

2004........................................................      9.64%

2005........................................................      3.47%

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was -2.97% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 1.69%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 3                            3.47%           11.43%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 3                                            4.91%           13.20%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2003........................................................    29.09%

2004........................................................    12.27%

2005........................................................     4.81%

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was -5.47% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 5.99%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 3                               4.81%            14.32%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(1) Class 3                         6.34%            16.85%
-------------------------------------------------------------------------------------------
 S&P 500(R)/Citigroup Value Index(2) Class 3                     8.71%           15.39%*
-------------------------------------------------------------------------------------------

* Index inception return is from the month end following the inception date.
(1) Effective as of close of business December 16, 2005, Standard & Poor's substituted Citigroup performance data instead of BARRA performance data. The index was replaced, because BARRA was no longer offering the performance data for the index. The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index has firms with lower book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(2) Effective as of close of business December 16, 2005, the Portfolio selected the S&P 500(R)/Citigroup Value Index for performance comparisons. S&P 500(R)/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
(3) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    43.42%

2004........................................................    14.73%

2005........................................................    10.08%

During the period shown in the bar chart, the highest return for a quarter was 19.87% (quarter ended 6/30/03) and the lowest return for a quarter was -4.49% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.15%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 3                                10.08%           20.38%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(1) Class 3                       12.10%           21.78%
-------------------------------------------------------------------------------------------

(1) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(2) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    29.05%

2004........................................................    23.78%

2005........................................................    10.46%

During the period shown in the bar chart, the highest return for a quarter was 15.39% (quarter ended 6/30/03) and the lowest return for a quarter was -5.95% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 3.75%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 3                                 10.46%         21.07%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(1) Class 3                        12.65%         24.60%
-------------------------------------------------------------------------------------------

(1) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(2) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    37.30%

2004........................................................     9.48%

2005........................................................     3.76%

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was -5.88% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.89%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 3*                                    3.76%            15.39%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(1) Class 3                                4.55%            21.52%
-------------------------------------------------------------------------------------------

   * Effective February 14, 2005, Salomon Brothers Asset Management, Inc. replaced Lord Abbett & Co. LLC as manager of a component of the Portfolio.
 (1) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
 (2) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    31.56%

2004........................................................    17.54%

2005........................................................    14.37%

During the period shown in the bar chart, the highest return for a quarter was 17.58% (quarter ended 6/30/03) and the lowest return for a quarter was -8.90% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 7.72%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 3                          14.37%           19.54%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index (Unhedged)(1) Class 3                           13.54%           22.49%
-------------------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International (MSCI) EAFE Index (Unhedged) is an unmanaged, market capitalization weighted composite of securities in 23 developed markets.
(2) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    3.02%

2004........................................................    3.37%

2005........................................................    1.42%

During the period shown in the bar chart, the highest return for a quarter was 3.21% (quarter ended 9/30/04) and the lowest return for a quarter was -3.11% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -1.43%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 3                      1.42%            2.90%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(1) Class 3                 2.43%            3.93%
-------------------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(2) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    0.18%

2004........................................................    0.36%

2005........................................................    2.42%

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 12/31/05) and the lowest return for a quarter was 0.00% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 1.83%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(1)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 3*                              2.42%            0.95%
-------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class 3                     3.07%          1.82%**
-------------------------------------------------------------------------------------------

 * Effective February 14, 2005, Columbia Management Advisors, LLC, (formerly Bank of America Capital Management, LLC) replaced AIG SunAmerica Asset Management Corp as manager of the Portfolio.
**  Index inception return is from the month end following the inception date.
(1) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    41.34%

2004........................................................     1.40%

2005........................................................     6.42%

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was -7.44% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -2.84%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Focus Growth Portfolio Class 3*                                  6.42%             13.36%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(1) Class 3                          5.17%             12.08%
---------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 3                                            4.91%             13.20%
---------------------------------------------------------------------------------------------

 * Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management, Inc. as managers of components of the Portfolio.
(1) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or Russell 2000(R) Growth indexes. The change in indices was made because the Russell 3000(R) Growth Index is more representative of the Portfolio's investment strategy.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    76.75%

2004........................................................    18.58%

2005........................................................     9.51%

During the period shown in the bar chart, the highest return for a quarter was 34.15% (quarter ended 6/30/03) and the lowest return for a quarter was -11.80% (quarter ended 3/31/05). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was -7.56%.
--------------------------------------------------------------------------------

                                                                                  RETURN
                AVERAGE ANNUAL TOTAL RETURNS                      PAST            SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 3*                                 9.51%         28.22%
-------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(1) Class 3                                   1.90%         17.22%
-------------------------------------------------------------------------------------------

 * Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, as investment adviser and manger, monitored that portion of the Portfolio until September 15, 2003, when BAMCO, Inc. was engaged as subadviser to manage such portion of the Portfolio.
(1) The NASDAQ(R) 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
(2) Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    35.06%

2004........................................................     7.01%

2005........................................................     3.60%

During the period shown in the bar chart, the highest return for a quarter was 18.88% (quarter ended 6/30/03) and the lowest return for a quarter was -4.81% (quarter ended 3/31/05). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 4.06%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 3(1)                    3.60%            12.67%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 3                                           4.91%            13.20%
-------------------------------------------------------------------------------------------

(1) Effective August 1, 2005, Harris Associates L.P., was replaced as manager for a component of the Portfolio. SunAmerica, as Adviser, has assumed management of that portion of the Portfolio.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    41.78%

2004........................................................    16.01%

2005........................................................     7.17%

During the period shown in the bar chart, the highest return for a quarter was 20.64% (quarter ended 6/30/03) and the lowest return for a quarter was -1.30% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/06 the year-to-date return was 9.29%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2005)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 3(1)                                7.17%            20.22%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(2) Class 3                          6.85%            17.41%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(3) Class 3                          7.05%            17.00%
-------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio. Effective January 23, 2006, Northern Trust Investments, N.A. replaced American Century Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

If you are invested in a Seasons Managed Allocation Portfolio, you pay the expenses of that Portfolio and indirectly pay a proportionate share of the expenses of an Underlying Portfolio. The amount of indirect expenses borne by a Seasons Managed Allocation Portfolio is based upon the percentage of its assets that are allocated to the Underlying Portfolios. Because the annual operating expenses of each Underlying Portfolio, and a Seasons Managed Allocation Portfolio's allocation to that Underlying Portfolio, will vary from year to year, the indirect expenses borne by the Seasons Managed Allocation Portfolio will vary from year to year.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                          MULTI-MANAGED         MULTI-MANAGED
                                                    MULTI-MANAGED           MODERATE            INCOME/EQUITY
                                                 GROWTH PORTFOLIO(5)   GROWTH PORTFOLIO(5)      PORTFOLIO(5)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         0.89%                 0.85%                 0.81%
Service (12b-1) Fees...........................         0.25%                 0.25%                 0.25%
Other Expenses.................................         0.23%                 0.15%                 0.15%
Total Annual Portfolio Operating Expenses......         1.37%                 1.25%                 1.21%

                                                                        ASSET ALLOCATION:
                                                    MULTI-MANAGED      DIVERSIFIED GROWTH           STOCK
                                                 INCOME PORTFOLIO(5)   PORTFOLIO(3)(4)(5)       PORTFOLIO(5)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         0.77%                 0.82%                 0.85%
Service (12b-1) Fees...........................         0.25%                 0.25%                 0.25%
Other Expenses.................................         0.19%                 0.11%                 0.08%
Total Annual Portfolio Operating Expenses......         1.21%                 1.18%                 1.18%

                                                                            LARGE CAP
                                                      LARGE CAP             COMPOSITE             LARGE CAP
                                                 GROWTH PORTFOLIO(5)     PORTFOLIO(1)(5)     VALUE PORTFOLIO(5)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         0.80%                 0.80%                 0.80%
Service (12b-1) Fees...........................         0.25%                 0.25%                 0.25%
Other Expenses.................................         0.14%                 0.41%                 0.15%
Total Annual Portfolio Operating Expenses......         1.19%                 1.46%                 1.20%

                                                       MID CAP               MID CAP              SMALL CAP
                                                 GROWTH PORTFOLIO(5)     VALUE PORTFOLIO       PORTFOLIO(1)(5)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         0.85%                 0.85%                 0.85%
Service (12b-1) Fees...........................         0.25%                 0.25%                 0.25%
Other Expenses.................................         0.19%                 0.17%                 0.32%
Total Annual Portfolio Operating Expenses......         1.29%                 1.27%                 1.42%

                                                            Seasons Series Trust

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                    INTERNATIONAL          DIVERSIFIED            STRATEGIC
                                                       EQUITY             FIXED INCOME          FIXED INCOME
                                                   PORTFOLIO(1)(4)          PORTFOLIO          PORTFOLIO(1)(2)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         0.95%                 0.70%                 0.80%
Service (12b-1) Fees...........................         0.25%                 0.25%                 0.25%
Other Expenses.................................         0.36%                 0.13%                 0.42%
Total Annual Portfolio Operating Expenses......         1.56%                 1.08%                 1.47%

                                                        CASH
                                                     MANAGEMENT           FOCUS GROWTH          FOCUS TECHNET
                                                    PORTFOLIO(4)       PORTFOLIO(1)(2)(5)      PORTFOLIO(1)(2)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         0.46%                 1.00%                 1.20%
Service (12b-1) Fees...........................         0.25%                 0.25%                 0.25%
Other Expenses.................................         0.15%                 0.16%                 0.30%
Total Annual Portfolio Operating Expenses......         0.86%                 1.41%                 1.75%

                                                    FOCUS GROWTH                                 ALLOCATION
                                                     AND INCOME            FOCUS VALUE             GROWTH
                                                   PORTFOLIO(1)(2)       PORTFOLIO(1)(2)       PORTFOLIO(1)(2)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         1.00%                 1.00%                 0.10%
Service (12b-1) Fees...........................         0.25%                 0.25%                  none(6)
Other Expenses.................................         0.27%                 0.23%                 0.24%
Total Annual Portfolio Operating Expenses......         1.52%                 1.48%              0.34%(7)

                                                     ALLOCATION            ALLOCATION            ALLOCATION
                                                      MODERATE              MODERATE              BALANCED
                                                 GROWTH PORTFOLIO(1)     PORTFOLIO(1)(2)        PORTFOLIO(1)
                                                 -------------------   -------------------   -------------------
                                                       CLASS 3               CLASS 3               CLASS 3
                                                 -------------------   -------------------   -------------------
Management Fees................................         0.10%                 0.10%                 0.10%
Service (12b-1) Fees...........................          none(6)               none(6)               none(6)
Other Expenses.................................         0.18%                 0.21%                 0.25%
Total Annual Portfolio Operating Expenses......      0.28%(7)              0.31%(7)              0.35%(7)

---------------

(1) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                               CLASS 3
     Large Cap Composite Portfolio..........................    1.35%
     Small Cap Portfolio....................................    1.40%
     International Equity Portfolio.........................    1.55%
     Strategic Fixed Income Portfolio.......................    1.55%
     Focus Growth Portfolio.................................    1.55%
     Focus TechNet Portfolio................................    1.75%
     Focus Growth and Income Portfolio......................    1.55%
     Focus Value Portfolio..................................    1.55%
     Allocation Growth Portfolio............................    0.35%
     Allocation Moderate Growth Portfolio...................    0.35%
     Allocation Moderate Portfolio..........................    0.35%
     Allocation Balanced Portfolio..........................    0.35%

    These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

(2) The voluntary waivers and/or reimbursements described in footnote(1) are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing voluntary expense limitations.

Seasons Series Trust

    For the fiscal year ended March 31, 2006, the following Portfolios paid amounts to the Adviser as set forth in the table below:

                                                               CLASS 3
     Strategic Fixed Income Portfolio.......................    0.09%
     Focus Growth Portfolio.................................    0.03%
     Focus TechNet Portfolio................................    0.07%
     Focus Growth and Income Portfolio......................    0.10%
     Focus Value Portfolio..................................    0.07%
     Allocation Growth Portfolio............................    0.05%
     Allocation Moderate Portfolio..........................    0.04%
     Allocation Balanced Portfolio..........................    0.00%

    The Portfolio's Total Annual Operating Expenses would have been lower if the Adviser did not recoup prior waivers and/or reimbursements.

(3) Effective October 1, 2005, the Adviser agreed to voluntarily waive on an annual basis 0.10% of the Management Fees, which resulted in an effective waiver of 0.05% for the fiscal year. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4) The Portfolio's Management Fees have been restated to reflect its current management fee rate, which was reduced effective October 3, 2005.

(5) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's other expenses have been reduced. For the year ended March 31, 2006, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Other Expenses" do not take into account these expense reductions. Had the expense reductions and voluntary fee waivers and/or expense reimbursements listed in footnote (1) and footnote (2) been taken into account, "Total Annual Portfolio Operating Expenses" for Class 3 would have been as follows:

                                                               CLASS 3
     Multi-Managed Growth Portfolio.........................    1.36%
     Multi-Managed Moderate Growth Portfolio................    1.24%
     Multi-Managed Income/Equity Portfolio..................    1.21%
     Multi-Managed Income Portfolio.........................    1.21%
     Asset Allocation: Diversified Growth Portfolio.........    1.12%
     Stock Portfolio........................................    1.18%
     Large Cap Growth Portfolio.............................    1.19%
     Large Cap Composite Portfolio..........................    1.35%
     Large Cap Value Portfolio..............................    1.20%
     Mid Cap Growth Portfolio...............................    1.29%
     Small Cap Portfolio....................................    1.40%
     Focus Growth Portfolio.................................    1.38%

(6) Each Underlying Portfolio has a 12b-1 service fee of up to 0.25%.

(7) The Seasons Managed Allocation Portfolios invest in certain Underlying Portfolios, and thus, indirectly bear the expenses of those Portfolios. The Total Annual Portfolio Operating Expenses stated above do not include the expenses of the Underlying Portfolios. The total combined net annual operating expenses of the Seasons Managed Allocation Portfolios (which includes the net expenses of the Underlying Portfolios), based on estimated total average weighted combined expenses is 1.74% for the Allocation Growth Portfolio; 1.61% for the Allocation Moderate Growth Portfolio; 1.62% for the Allocation Moderate Portfolio; and 1.59% for the Allocation Balanced Portfolio. The net expense ratios of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest in range from 0.63% to 1.55% (after voluntary fee waivers and expense reimbursements).

                                                            Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 3 Shares......................................   $139     $434      $750      $1,646
Multi-Managed Moderate Growth Portfolio*
  Class 3 Shares......................................   $127     $397      $686      $1,511
Multi-Managed Income/Equity Portfolio*
  Class 3 Shares......................................   $123     $384      $665      $1,466
Multi-Managed Income Portfolio*
  Class 3 Shares......................................   $123     $384      $665      $1,466
Asset Allocation: Diversified Growth Portfolio*
  Class 3 Shares......................................   $120     $375      $649      $1,432
Stock Portfolio*
  Class 3 Shares......................................   $120     $375      $649      $1,432
Large Cap Growth Portfolio*
  Class 3 Shares......................................   $121     $378      $654      $1,443
Large Cap Composite Portfolio*
  Class 3 Shares......................................   $149     $462      $797      $1,746
Large Cap Value Portfolio*
  Class 3 Shares......................................   $122     $381      $660      $1,455
Mid Cap Growth Portfolio*
  Class 3 Shares......................................   $131     $409      $708      $1,556
Mid Cap Value Portfolio
  Class 3 Shares......................................   $129     $403      $697      $1,534
Small Cap Portfolio*
  Class 3 Shares......................................   $145     $449      $776      $1,702
International Equity Portfolio*
  Class 3 Shares......................................   $159     $493      $850      $1,856
Diversified Fixed Income Portfolio
  Class 3 Shares......................................   $110     $343      $595      $1,317
Strategic Fixed Income Portfolio*
  Class 3 Shares......................................   $150     $465      $803      $1,757
Cash Management Portfolio*
  Class 3 Shares......................................   $ 88     $274      $477      $1,061
Focus Growth Portfolio*
  Class 3 Shares......................................   $144     $446      $771      $1,691
Focus TechNet Portfolio*
  Class 3 Shares......................................   $178     $551      $949      $2,062
Focus Growth and Income Portfolio*
  Class 3 Shares......................................   $155     $480      $829      $1,813
Focus Value Portfolio*
  Class 3 Shares......................................   $151     $468      $808      $1,768

Seasons Series Trust

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Allocation Growth Portfolio*(1)
  Class 3 Shares......................................   $177     $548      $944      $2,052
Allocation Moderate Growth Portfolio*(1)
  Class 3 Shares......................................   $164     $508      $876      $1,911
Allocation Moderate Portfolio*(1)
  Class 3 Shares......................................   $165     $511      $881      $1,922
Allocation Balanced Portfolio*(1)
  Class 3 Shares......................................   $162     $502      $866      $1,889

---------------

 * The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

(1) The Example includes the estimated indirect expenses of the Underlying Portfolios that the Seasons Managed Allocation Portfolios invest in.

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 3 Shares..............................   $138     $431      $745      $1,635
Multi-Managed Moderate Growth Portfolio
  Class 3 Shares..............................   $126     $393      $681      $1,500
Multi-Managed Income/Equity Portfolio(2)
  Class 3 Shares..............................   $123     $384      $665      $1,466
Multi-Managed Income Portfolio(2)
  Class 3 Shares..............................   $123     $384      $665      $1,466
Asset Allocation: Diversified Growth Portfolio
  Class 3 Shares..............................   $114     $356      $617      $1,363
Stock Portfolio(2)
  Class 3 Shares..............................   $120     $375      $649      $1,432
Large Cap Growth Portfolio(2)
  Class 3 Shares..............................   $121     $378      $654      $1,143
Large Cap Composite Portfolio(2)
  Class 3 Shares..............................   $137     $428      $739      $1,624
Large Cap Value Portfolio(2)
  Class 3 Shares..............................   $122     $381      $660      $1,455
Mid Cap Growth Portfolio(2)
  Class 3 Shares..............................   $131     $409      $708      $1,556
Small Cap Portfolio(2)
  Class 3 Shares..............................   $143     $443      $766      $1,680
International Equity Portfolio
  Class 3 Shares..............................   $158     $490      $845      $1,845
Strategic Fixed Income Portfolio
  Class 3 Shares..............................   $140     $437      $755      $1,657
Cash Management Portfolio
  Class 3 Shares..............................   $ 88     $274      $477      $1,061
Focus Growth Portfolio(2)
  Class 3 Shares..............................   $140     $437      $755      $1,657
Focus TechNet Portfolio
  Class 3 Shares..............................   $171     $530      $913      $1,987
Focus Growth and Income Portfolio
  Class 3 Shares..............................   $145     $449      $776      $1,702

                                                            Seasons Series Trust

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Focus Value Portfolio
  Class 3 Shares..............................   $144     $446      $771      $1,691
Allocation Growth Portfolio
  Class 3 Shares..............................   $172     $533      $918      $1,998
Allocation Moderate Growth Portfolio
  Class 3 Shares..............................   $164     $508      $876      $1,911
Allocation Moderate Portfolio
  Class 3 Shares..............................   $161     $499      $860      $1,878
Allocation Balanced Portfolio(1)
  Class 3 Shares..............................   $162     $502      $866      $1,889

---------------

(1) The amount of the voluntary fee waiver/or expense reimbursement by SunAmerica was less than 0.01%.

(2) The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/LORD ABBETT/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity              - U.S. and foreign
 Portfolio's/Managed         including those of         selected for their   securities:             fixed income
 Component's principal       lesser known or high     growth potential:        -large-cap stocks     securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade      varying
                             industries, such as      -mid-cap stocks          fixed income          maturities and
                             technology,              -small-cap stocks        securities            risk/return
                             telecommunications,                             - 70%/30% neutral       characteristics
                             media, healthcare,                                equity/debt           (at least 80%
                             energy and consumer                               weighting for         investment grade
                             cyclicals:                                        Multi- Managed        securities and at
                             -small-cap stocks                                 Growth and            least 80% U.S.
                                                                               Moderate Growth       dollar
                                                                               Portfolios            denominated
                                                                               (actual weighting     securities)
                                                                               may differ)         - U.S. government
                                                                             - 50%/50% neutral       securities
                                                                               equity/debt         - Pass-through
                                                                               weighting for         securities
                                                                               Multi-Managed       - When-issued and
                                                                               Income/ Equity        delayed-delivery
                                                                               and Income            securities
                                                                               Portfolios
                                                                               (actual weighting
                                                                               may differ)
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Mid-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks       35%)                     - Small-cap stocks    20%)
 Portfolio/Managed         - Short-term             - Short-term              (up to 20%)          - Short-term
 Component significantly     investments              investments            - Short-term            investments (up
 invest in?                 (up to 25%)              (up to 25%)               investments (up       to 20%)
                           - Options                                           to 25%)             - Foreign
                                                                             - Foreign             securities (up to
                                                                             securities            20% denominated in
                                                                              (up to 25%)          foreign currencies;
                                                                             - ADRs/EDRs/GDRs      up to 100%
                                                                             - Emerging markets    denominated in U.S.
                                                                             - PFICs                 dollars)
                                                                             - Junk bonds (up to
                                                                               15%)
----------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

----------------------------------------------------------------------------------------------------------------------
                                                  MANAGED COMPONENTS
----------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED            FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                COMPONENT/            COMPONENT/
                                COMPONENT/               COMPONENT/             LORD ABBETT/           WELLINGTON
                                SUNAMERICA                  JANUS                SUNAMERICA            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government     - Currency
 investments may the       fixed income             fixed income             securities              transactions
 Portfolio/Managed         securities               securities               - Asset-backed and    - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage-backed     - PFICs
 of efficient portfolio    securities               securities               securities            - Options and
 management or to          - Asset-backed and       - Asset-backed and       - Options and         futures
 enhance return?           mortgage-backed          mortgage-backed          futures               - Special
                           securities               securities               - Special             situations
                           - Foreign securities     - Foreign securities     situations            - Securities
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency            lending
                           - Passive Foreign        - Currency               transactions          - Forward foreign
                             Investment Companies     transactions           - Currency baskets    currency exchange
                             (PFICs)                - Currency baskets       - Exchange Traded     contracts
                           - Options and futures    - Emerging markets         Funds (ETFs)        - U.S. Treasury
                           - Special situations     - Options and futures    - Hybrid                inflation
                           - Securities lending     - Special situations     instruments (up to      protection
                                                                             10%)                    securities
                                                                             - Securities          - Roll transactions
                                                                             lending               - Total return
                                                                                                   swaps (up to 10%)
                                                                                                   - Short sales
                                                                                                   - Forward
                                                                                                     commitments
----------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality      - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives         - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets    - Currency
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure    volatility
                           - Growth stocks          - Foreign exposure       - Hedging             - Derivatives
                           - Hedging                - Growth stocks          - Interest rate       - Emerging markets
                           - Market volatility      - Hedging                fluctuations          - Foreign exposure
                           - Non-diversified        - Junk bonds             - Market volatility   - Hedging
                             status                 - Market volatility      - Non-diversified     - Interest rate
                           - Prepayment             - Non-diversified          status                fluctuations
                           - Securities selection   status                   - Prepayment          - Junk bonds
                           - Small and medium       - Prepayment             - Securities          - Market volatility
                             sized companies        - Securities selection   selection             - Non-diversified
                                                    - Small and medium       - Small and medium      status
                                                    sized companies            sized companies     - Prepayment
                                                                                                   - Securities
                                                                                                   selection
                                                                                                   - Short sales risk
----------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                               SEASONS PORTFOLIOS

------------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION:
                                   DIVERSIFIED GROWTH PORTFOLIO                  STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of               - Common stocks (at least 80% of net
 Managed Component's           approximately 80% (with a range of        assets)
 principal investments?          65-95%) of net assets to equity
                                 securities:
                                -large-cap stocks
                                -mid-cap stocks
                                -small-cap stocks
                               - Strategic allocation of
                               approximately 20% (with a range of
                                 5-35%) of assets to fixed income
                                 securities
                               - Foreign securities (up to 60%)
------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)    - Foreign securities (up to 30%)
 Portfolio/Managed Component                                           - ADRs/EDRs/GDRs
 significantly invest in?
------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income         - Mid-cap stocks
 investments may the           securities                              - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities              securities
 use as part of efficient      - Asset-backed and mortgage-backed      - U.S. government securities
 portfolio management or to      securities                            - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                 securities
                               - Currency baskets                      - Currency transactions
                               - Emerging markets                      - Currency baskets
                               - PFICs                                 - Emerging markets
                               - Options and futures                   - PFICs
                               - Special situations - Securities       - REITs
                               lending                                 - Options and futures
                               - Hybrid instruments (up to 10%)        - Special situations
                               - ETFs                                  - Convertible securities and warrants
                               - REITs                                 - ETFs
                                                                       - Hybrid instruments (up to 10%)
                                                                       - Securities lending
------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                        - Active trading
 the Portfolio/Managed         - Credit quality                        - Derivatives
 Component?                    - Derivatives                           - Emerging markets
                               - Emerging markets                      - Foreign exposure
                               - Foreign exposure                      - Growth stocks
                               - Growth stocks                         - Hedging
                               - Hedging                               - Market volatility
                               - Interest rate fluctuations            - Securities selection
                               - Junk bonds                            - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                    LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO            VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?        large companies (at least     large companies (at least     large companies (at least
                                 80% of net assets)            80% of net assets) that       80% of net assets)
                                 selected through a growth     offer the potential for       selected through a
                                 strategy                      long-term growth of           value strategy
                                                               capital or dividends
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments
 Portfolio significantly       - Short-term investments      - Short-term investments        (up to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up
                               - Foreign securities          - Foreign securities (up to   to 30%)
                               - Emerging markets            30%)                          - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of      income securities             income securities             - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance      securities                    securities                    - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                               mortgage-backed securities    mortgage-backed securities    - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up
                               - Currency transactions       - REITs                       to 10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets            mortgage swaps, caps,
                               trust certificates            - Emerging markets            floors and collars
                               - Options and futures         - Options and futures         - Convertible securities
                               - Options on foreign          - Hybrid instruments (up to   and warrants
                               currency                      10%)                          - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                                 securities indices            mortgage swaps, caps,       - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars            income securities
                                 10%):                       - Special situations          - U.S. government
                                - SPDRs                      - Convertible securities      securities
                                - iShares                    and warrants                  - Asset-backed and
                               - Interest rate caps,         - ETFs                          mortgage-backed
                               floors and collars            - Securities lending          securities
                               - Special situations                                        - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Derivatives                 - Derivatives
                               - Derivatives                 - Emerging markets            - Emerging markets
                               - Emerging markets            - Foreign exposure            - Foreign exposure
                               - Foreign exposure            - Growth stocks               - Hedging
                               - Growth stocks               - Hedging                     - Indexing
                               - Hedging                     - Indexing                    - Junk bonds
                               - Indexing                    - Junk bonds                  - Market volatility
                               - Interest rate               - Market volatility           - Non-diversified status
                               fluctuations                  - Non-diversified status      - Securities selection
                               - Junk bonds                  - Securities selection        - Small and medium sized
                               - Market volatility           - Small and medium sized        companies
                               - Non-diversified status      companies                     - Value investing
                               - Prepayment
                               - Securities selection
                               - Small and medium sized
                                 companies
--------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


--------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                     SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of
 principal investments?          medium-sized companies        medium-sized companies      small companies (at least
                                 (at least 80% of net          (at least 80% of net          80% of net assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments
 invest in?                      (up to 20%)                 - Short-term investments        (up to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up
                                 30%)                        - Foreign securities (up to   to 30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the           income securities             income securities             - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government
 return?                         mortgage-backed               mortgage-backed               securities
                                 securities                    securities                  - Asset-backed and
                               - REITs                       - REITs                       mortgage- backed
                               - Currency transactions       - Currency transactions       securities
                               - Currency baskets            - Currency baskets            - REITs
                               - Emerging markets            - Custodial receipts and      - Emerging markets
                               - Options and futures         trust certificates            - Hybrid instruments (up
                               - Hybrid instruments (up to   - Emerging markets            to 10%)
                               10%)                          - Options and futures         - Interest rate swaps,
                               - Interest rate swaps,        - Options on foreign            mortgage swaps, caps,
                                 mortgage swaps, caps,         currencies                    floors and collars
                                 floors and collars          - Options on securities and   - Special situations
                               - Convertible securities        securities indices          - Securities lending
                               and warrants                  - Hybrid instruments (up to   - ETFs
                               - ETFs                        10%):
                               - Securities lending           - SPDRs
                               - Special situations           - iShares
                                                             - Interest rate caps,
                                                             floors and collars
                                                             - Securities lending
                                                             - ETFs
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status      fluctuations                  - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate
                               - Small and medium sized      - Market volatility           fluctuations
                               companies                     - Non-diversified status      - Market volatility
                               - Technology sector           - Prepayment                  - Non-diversified status
                                                             - Securities selection        - Prepayment
                                                             - Small and medium sized      - Securities selection
                                                             companies                     - Small and medium sized
                                                             - Value investing             companies
--------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS


------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED        CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 What are the             - Equity securities      - Fixed income           - High yield (junk       - A diversified
 Portfolio's principal    (at least 80% of net     securities (at least       bonds) (up to 75%)       selection of
 investments?             assets) of issuers in    80% of net assets)       - Foreign securities:      money market
                          at least three           including U.S. and         -- emerging market       instruments
                          countries other than     foreign government            governmental
                          the U.S.                 securities ("Net              securities
                                                   assets" will take into     -- emerging market
                                                   account any borrowings        corporate debt
                                                   for investment                instruments
                                                   purposes)                  -- eurobonds
                                                   - Mortgage-backed          -- brady bonds
                                                   securities               - Mortgage-backed
                                                   - Investment grade         securities
                                                     fixed income           - Investment grade
                                                     securities               fixed income
                                                   - Foreign securities       securities
                                                     (up to 30%)
                                                   - Junk bonds (up to
                                                     20%)
------------------------------------------------------------------------------------------------------------------------
 What other types of      - Large-cap stocks       - Asset-backed and       - Asset-backed           - Investment grade
 investments may the      - Mid-cap stocks         mortgage-backed          securities               fixed income
 Portfolio                - Small-cap stocks       securities               - Currency                 securities
 significantly invest     - Junk bonds (up to      - ADRs/EDRs/ GDRs          transactions           - U.S. government
 in?                        20%)                   - PFICs                  - Short-term               securities
                          - Short-term             - Short-term             investments
                          investments (up to         investments (up to     - Commercial
                            20%)                     20%)                     mortgage-backed
                          - ADRs/EDRs/ GDRs        - ETFs                     securities (CMBs)
                          - PFICs                                           - Home equity loan
                          - Foreign securities                              asset-backed
                          - Emerging markets                                securities (HELs)
                                                                            - Manufactured housing
                                                                              asset-backed
                                                                              securities (MHs)
                                                                            - Mortgage pass-
                                                                              through securities,
                                                                              including ARMs
                                                                            - Collateralized
                                                                              mortgage obligations
                                                                              (CMOs)
                                                                            - Convertible
                                                                              securities
                                                                            - Preferred stocks
                                                                            - Zero coupon bonds
                                                                            - Extendable
                                                                              Commercial Notes
                                                                              (ECNs)
                                                                            - PIK bonds
                                                                            - Deferred payment
                                                                              securities
------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED        CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 What other types of      - Investment grade       - Currency               - Currency baskets       - Asset-backed and
 investments may the        fixed income             transactions           - Emerging markets       mortgage-backed
 Portfolio use as part    securities               - Currency baskets       - Options and futures    securities
 of efficient portfolio   - U.S. government        - Emerging markets       - Hybrid instruments
 management or to           securities             - Options and futures    (up to 10%)
 enhance return?          - Asset-backed and       - Hybrid instruments     - Interest rate swaps,
                            mortgage-backed          (up to 10%)              mortgage rate swaps,
                            securities             - Interest rate swaps,     caps, floors and
                          - REITs                  mortgage swaps, caps,    collars
                          - Currency                 floors and collars     - Special situations
                          transactions             - Special situations     - Securities lending
                          - Currency baskets       - Securities lending     - Short sales
                          - Custodial receipts                              - Roll transactions
                          and trust certificate                             - Loan participation
                          - Options and futures                             and assignments
                          - Options of foreign                              - Forward foreign
                            currencies                                        currency exchange
                          - Options on                                        contracts
                            securities and                                  - Forward commitments
                            securities indices                              - Borrowing for
                          - Hybrid instruments                                temporary or
                            (up to 10%):                                      emergency purposes
                            -- SPDRs                                          (up to 33 1/3%)
                            -- iShares
                          - Interest rate caps,
                            floors and collars
                          - Special situations
                          - Securities lending
                          - ETFs
                          - Unseasoned companies
------------------------------------------------------------------------------------------------------------------------
 What risks normally      - Active trading         - Active trading         - Active trading         - Credit quality
 affect the Portfolio?    - Credit quality         - Credit quality         - Credit quality         - Interest rate
                          - Derivatives            - Derivatives            - Currency volatility    fluctuations
                          - Emerging markets       - Emerging markets       - Derivatives            - Market volatility
                          - Foreign exposure       - Foreign exposure       - Emerging markets       - Securities
                          - Hedging                - Hedging                - Foreign exposure       selection
                          - Indexing               - Indexing               - Hedging
                          - Interest rate          - Interest rate          - Interest rate
                            fluctuations             fluctuations             fluctuations
                          - Junk bonds             - Junk bonds             - Junk bonds
                          - Market volatility      - Market volatility      - Market volatility
                          - Non-diversified        - Prepayment             - Prepayment
                          status                   - Securities selection   - Securities selection
                          - Prepayment                                      - Short sales risk
                          - Securities selection
------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
                            FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                              PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What are the           - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's            companies of any         (at least 80% of net     large cap companies:       -- large-cap stocks
 principal              market capitalization    assets will be             -- common stocks         -- mid-cap stocks
 investments?             -- common stocks       invested in technology     -- preferred stocks      -- small-cap stocks
                          -- preferred stocks    companies)                 -- convertible
                          -- convertible           -- large-cap stocks    securities
                        securities                 -- mid-cap stocks        -- warrants
                          -- warrants              -- small-cap stocks      -- rights
                          -- rights                -- convertible
                                                      securities
                                                   -- warrants
                                                   -- rights
                                                 - Preferred stocks
-------------------------------------------------------------------------------------------------------------------------
 What other types of    - Junk bonds (up to      - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the    20%)                     - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 Portfolio              - Foreign securities     20%)                     - Foreign securities     20%)
 significantly invest                                                     - Junk bonds (up to      - Forward foreign
 in?                                                                        20%)                     currency exchange
                                                                                                     contracts
                                                                                                   - ETFs
                                                                                                   - REITs
                                                                                                   - ADRs/EDRs/ GDRs
                                                                                                   - PFICs
                                                                                                   - Investment companies
                                                                                                   - Convertible
                                                                                                     securities
                                                                                                   - Warrants
                                                                                                   - Rights
                                                                                                   - Preferred securities
-------------------------------------------------------------------------------------------------------------------------
 What other types of    - Short-term             - Short-term             - Short-term             - Short-term
 investments may the      investments (up to       investments (up to       investments (up to       investments (up to
 Portfolio use as         20%)                     20%)                     25%)                     25%)
 part of efficient      - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management     instruments              instruments              instruments              instruments
 or to enhance          - Options and futures    - Options and futures    - Options and futures    - Options and futures
 return?                - Special situations     - Special situations     - Special situations     - Special situations
                        - Currency               - Currency               - Currency               - Securities lending
                        transactions             transactions             transactions             - Currency
                        - ETFs                   - Fixed-income           - Fixed-income             transactions
                        - Fixed-income             securities               securities             - Hybrid instruments
                          securities             - Securities lending     - Securities lending     (up to 10%)
                        - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                          (up to 10%)              (up to 10%)              (up to 10%)              securities
                        - REITs                                           - Forward foreign
                        - Securities lending                              currency exchange
                        - Forward foreign                                   contracts
                          currency exchange                               - ETFs
                        contracts                                         - REITs
-------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
                            FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND
                              PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO       FOCUS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What risks normally    - Active trading         - Active trading         - Active trading         - Active trading
 affect the             - Credit quality         - Credit quality         - Credit quality         - Derivatives
 Portfolio?             - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                        - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                        - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                        - Hedging                - Growth stocks          - Hedging                - Junk bonds
                        - Interest rate          - Hedging                - Interest rate          - Market volatility
                        fluctuations             - Interest rate            fluctuations           - Non-diversified
                        - Junk bonds             fluctuations             - Junk bonds             status
                        - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                        - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                          status                 - Non-diversified          status                   sized companies
                        - Securities selection   status                   - Securities selection   - Value investing
                        - Small and medium       - Securities selection   - Small and medium
                          sized companies        - Small and medium         sized companies
                        - Emerging markets       sized companies          - Emerging markets
                        - Value investing        - Technology sector      - Value investing
-------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                     SEASONS MANAGED ALLOCATION PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------
                          ALLOCATION GROWTH       ALLOCATION MODERATE      ALLOCATION MODERATE      ALLOCATION BALANCED
                              PORTFOLIO            GROWTH PORTFOLIO             PORTFOLIO                PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 What are the           The Portfolio is         The Portfolio is         The Portfolio is         The Portfolio is
 Portfolio's            structured as a          structured as a          structured as a "fund-   structured as a
 principal              "fund-of-funds" which    "fund-of-funds" which    of-funds" which means    "fund-of-funds" which
 investments?           means that it pursues    means that it pursues    that it pursues its      means that it pursues
                        its investment goal by   its investment goal by   investment goal by       its investment goal by
                        investing in a           investing in a           investing in a           investing in a
                        combination of the       combination of the       combination of the       combination of the
                        Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.
                        The Underlying           The Underlying           The Underlying           The Underlying
                        Portfolios principally   Portfolios principally   Portfolios principally   Portfolios principally
                        invest in:               invest in:               invest in:               invest in:
                        - Equity securities      - Equity securities      - Equity securities      - Equity securities
                        - Fixed income           - Fixed income           - Fixed income           - Fixed income
                          securities               securities               securities             securities
                        - Foreign securities     - Foreign securities     - Foreign securities     - Foreign securities
-------------------------------------------------------------------------------------------------------------------------
 What other types of    The Portfolio may only   The Portfolio may only   The Portfolio may only   The Portfolio may only
 investments may the    invest in a              invest in a              invest in a              invest in a
 Portfolio invest in?   combination of the       combination of the       combination of the       combination of the
                        Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
-------------------------------------------------------------------------------------------------------------------------
 What other types of    See investment           See investment           See investment           See investment
 investments may the    strategies of the        strategies of the        strategies of the        strategies of the
 Portfolio use as       Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
 part of efficient
 portfolio management
 or to enhance
 return?
-------------------------------------------------------------------------------------------------------------------------
 What risks normally    - Securities selection   - Securities selection   - Securities selection   - Securities selection
 affect the Portfolio   - Non-diversified        - Non-diversified        - Non-diversified        - Non-diversified
 (directly or by          status                   status                   status                   status
 investing in the       - Market volatility      - Market volatility      - Market volatility      - Market volatility
 Underlying             - Small and medium       - Small and medium       - Small and medium       - Small and medium
 Portfolios)?             sized companies          sized companies          sized companies          sized companies
                        - Interest rate          - Interest rate          - Interest rate          - Interest rate
                          fluctuations             fluctuations             fluctuations             fluctuations
                        - Credit quality         - Credit quality         - Credit quality         - Credit quality
                        - Derivatives            - Derivatives            - Derivatives            - Derivatives
-------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio's net asset value and the cost may reduce the Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. For further information regarding Brady bonds, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

Seasons Series Trust

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

EXTENDABLE COMMERCIAL NOTES (ECNS) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. For further information regarding ECNs, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this Prospectus.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value.

                                                            Seasons Series Trust

         A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD COMMITMENTS are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARES(SM)) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Seasons Series Trust

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

                                                            Seasons Series Trust

ABOUT THE INDICES

     - The JP MORGAN DEVELOPED MARKET HIGH YIELD INDEX is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX (UNHEDGED) is a market capitalization weighted composite of securities in 23 developed markets.

     - The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - The RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - The RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

     - RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the

Seasons Series Trust
difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/CITIGROUP GROWTH AND VALUE INDEXES are constructed measuring growth and value characteristics of the constituents of the S&P 500(R) Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

                                                            Seasons Series Trust

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and

Seasons Series Trust
policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $45 billion as of March 31, 2006. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and the fixed income portion of the BALANCED/LORD ABBETT/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME and FOCUS TECHNET PORTFOLIOS.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

For the fiscal year ended March 31, 2006 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.84%
Stock Portfolio......................................            0.85%
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            0.97%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.50%
Focus Growth Portfolio...............................            1.00%
Focus TechNet Portfolio..............................            1.20%
Focus Growth and Income Portfolio....................            1.00%

Seasons Series Trust

PORTFOLIO                                                        FEE
---------                                                        ---
Focus Value Portfolio................................            1.00%
Allocation Growth Portfolio..........................            0.10%
Allocation Moderate Growth Portfolio.................            0.10%
Allocation Moderate Portfolio........................            0.10%
Allocation Balanced Portfolio........................            0.10%
Strategic Fixed Income Portfolio.....................            0.80%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

                                                            Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/Lord Abbett/
                                                SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - Lord Abbett
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - SunAmerica
                                                 (through Balanced/Lord Abbett/SunAmerica
                                                component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Strategic Fixed Income Portfolio               - AIGGIC
                                                - Franklin
                                                - Salomon
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - CMA
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Credit Suisse
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - SunAmerica
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - Northern Trust
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS MANAGED ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Allocation Growth Portfolio                    - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Growth Portfolio           - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Balanced Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SUNAMERICA is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over nine years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by Greg A. Braun. Mr. Braun has portfolio management responsibilities with both SunAmerica and AIG Global Investment Group (AIGGIG), where he is currently the Managing Director of CDO/Mutual Funds. Prior to joining AIGGIG in 2001, Mr. Braun was a senior credit analyst with American General

Seasons Series Trust

Investment Management, L.P. ("AGIM") since 1996. Mr. Braun holds a Chartered Financial Analyst designation.

The Large Cap Composite Portfolio and Focus Growth and Income Portfolio are managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

The Focus TechNet Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. He is a member of the research team covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market division of Greenwich Associates.

INFORMATION ABOUT THE SUBADVISERS

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Portfolio
International Equity Portfolio
Diversified Fixed Income Portfolio
Strategic Fixed Income Portfolio

AIG GLOBAL INVESTMENT CORP. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIGGIG. AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2006, AIGGIG managed approximately $533 billion, of which approximately $450 billion relates to AIG affiliates and $83 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by Lan Cai, James O. Kurtz, John P. Toohey and Timothy Campion. Ms. Cai, Vice President and Portfolio Manager, joined AIGGIG in 2000 and serves as Portfolio Manager for US Equities, with responsibility for managing enhanced index portfolios through merger and acquisition related risk arbitrage. She also sits on the AIG Derivatives Committee, which oversees firm wide derivatives transactions and structured financial products. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGGIG with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGGIG. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGGIG's traditional and enhanced equity products. Prior to

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AIGGIG, Mr. Kurtz worked at Sears Investment Management Co. (SIMCO), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm's indexing and derivative capabilities. Mr. Toohey, Vice President, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGGIG Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIG in 2000. Mr. Campion, Portfolio Manager, joined AIGGIC in 1999. He is a Portfolio Manager responsible for enhanced index products.

The Strategic Fixed Income Portfolio is managed by Greg A. Braun. Mr. Braun has portfolio management responsibilities with both SunAmerica and AIGGIG, where he is currently the Managing Director of CDO/Mutual Funds. Prior to joining AIGGIG in 2001, Mr. Braun was a senior credit analyst with AGIM since 1996. Mr. Braun holds a Chartered Financial Analyst designation.

Focus TechNet Portfolio

BAMCO, INC. (BAMCO) is a New York corporation, established in January 1987, registered with the SEC since March 1987, located at 767 5th Avenue, 49th Floor, New York, New York 10153, is the investment adviser to all of the Baron mutual funds and two Irish pooled investment vehicles, and it serves as investment subadviser to non-Baron related SEC registered investment companies and other pooled investment vehicles. As of March 31, 2006, BAMCO had approximately $15.6 billion in assets under management.

The BAMCO portion of the Focus TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered internet communications, and media and entertainment, and business services companies since December 2001. Prior to joining BAMCO, he was a research analyst and general counsel for JLF Asset Management from April 2001, and from 2000 to 2001, he was a partner in the firm Baker & Botts.

Cash Management Portfolio

COLUMBIA MANAGEMENT ADVISORS, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2006, CMA had over $312.6 billion in assets under management.

The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Focus Growth Portfolio

CREDIT SUISSE ASSET MANAGEMENT, LLC (CREDIT SUISSE), located at 466 Lexington Avenue, New York, New York 10017-3140, is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of March 31, 2006, the asset management business of Credit Suisse had approximately $474 billion in assets under management.

The Focus Growth Portfolio is managed by Marian U. Pardo, Calvin E. Chung and Leo M. Bernstein. Ms. Pardo, Managing Director, joined Credit Suisse in January 2003, and specializes in large- and mid-capitalization U.S. growth equities. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small

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Company Fund. Mr. Chung, Director, joined Credit Suisse in 2000 from Eagle Asset
Management, where he was a vice president and senior technology equity analyst from 1997 to 1999. Mr. Bernstein, Director, is an analyst and portfolio manager specializing in all sectors of technology hardware in U.S. small- and mid-capitalization, post-venture capital and distribution management equity portfolios. Mr. Bernstein joined Credit Suisse in 1999.

Strategic Fixed Income Portfolio

FRANKLIN ADVISERS, INC. (FRANKLIN ADVISERS) was incorporated in California and registered with the SEC as an investment adviser in 1985. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as Franklin Templeton Investments), a publicly traded, global investment management organization. As of March 31, 2006, Franklin Advisers had approximately $491 billion in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

The Strategic Fixed Income Portfolio is managed by Roger Bayston, CFA. Mr. Bayston, Senior Vice President, joined Franklin Templeton in 1991.

Large Cap Growth Portfolio
Mid Cap Value Portfolio

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2006, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $562.5 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 15 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 17 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 13 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 21 years of industry experience. Ms. Rominger, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 26 years of industry experience.

International Equity Portfolio

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-INTERNATIONAL) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991.

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

As of March 31, 2006, GSAM-International, along with other units of Goldman Sachs, had approximately $562.5 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

Allocation Growth Portfolio
Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio
Allocation Balanced Portfolio

IBBOTSON ASSOCIATES ADVISORS, LLC. (IBBOTSON) is a wholly owned subsidiary of Morningstar, Inc. Ibbotson has principal offices at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2006, Ibbotson had approximately $9.2 billion in assets under management.

The Seasons Managed Allocation Portfolios are managed by Peng Chen, Ph.D., CFA, Alexander E. Kaye, CFA, and Scott Wentsel. Peng Chen has served as Chief Investment Officer since 2004. Mr. Chen was Director of Research from 2000 to 2004 and joined the firm in 1997. Alexander E. Kaye joined Ibbotson as a portfolio manager in 2004. Previously, Mr. Kaye was an account manager at UBS Global Asset Management. Scott Wentsel joined Ibbotson as a senior portfolio manager in 2005. Previously, Mr. Wentsel held positions at Van Kampen and Scudder Investments.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

JANUS CAPITAL MANAGEMENT LLC (JANUS) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2006, Janus' parent company, Janus Capital Group Inc., had approximately $158.1 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Executive Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation
Fund) since their inception.

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Focus Value Portfolio

J.P. MORGAN INVESTMENT MANAGEMENT INC. (JPMORGAN) is a Delaware corporation and is an indirect wholly owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 245 Park Avenue, New York, New York 10167. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2006, JPMorgan, together with its affiliated companies, had approximately $873 billion in assets under management.

The Focus Value Portfolio is managed by Jonathan K. L. Simon. Mr. Simon is a portfolio manager in the U.S. Equity Group. An employee since 1980, Mr. Simon is the sole portfolio manager of the Focus Value Portfolio, the JPMorgan Value Advantage Fund and the JPMF US Strategic Value Fund. In addition, he is co-portfolio manager of the JPMorgan Growth and Income Fund, the JPMorgan Equity Income Fund and the JPMF American Equity Fund. Mr. Simon joined the firm as an analyst in the London office and transferred to the New York in 1983. He became a portfolio manager in 1987 and served as president of Robert Fleming's U.S. asset management operations from 1990 until 2000.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

LORD, ABBETT & CO. LLC. (LORD ABBETT) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2006, Lord Abbett had approximately $106 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1998. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio
Focus Growth and Income Portfolio

MARSICO CAPITAL MANAGEMENT, LLC. (MARSICO) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2006, Marsico had approximately $69.4 billion in assets under management.

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

The Focus Growth Portfolio and Focus Growth and Income Portfolio are managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Focus Value Portfolio

NORTHERN TRUST INVESTMENTS, N.A. (NORTHERN TRUST) is located at 50 South LaSalle Street, Chicago, Illinois 60603. Northern Trust is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Northern Trust primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. Northern Trust is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of March 31, 2006, Northern Trust and its affiliates had assets under custody of $3.1 trillion, and assets under investment management of $653 billion.

The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.

Asset Allocation: Diversified Growth Portfolio

PUTNAM INVESTMENT MANAGEMENT, L.L.C. (PUTNAM) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2006, Putnam had approximately $189.2 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 12 years investment experience. Mr. Kea is Senior Vice President and Quantitative Analyst in the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 16 years of investment experience. Mr. Schoen is Senior Vice President and Quantitative Analyst for the Global Asset Allocation Team. He joined Putnam in 1987 and has 15 years of investment experience.

Focus TechNet Portfolio

RCM CAPITAL MANAGEMENT LLC (RCM) is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz AG, an international financial services organization. As of March 31, 2006, RCM had approximately $20.2 billion in assets under management in San Francisco.

The Focus TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM's technology area.

Small Cap Portfolio
Strategic Fixed Income Portfolio

SALOMON BROTHERS ASSET MANAGEMENT INC. (SALOMON BROTHERS), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc (Legg Mason). Legg Mason, whose principal address is 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2006, Salomon Brothers had approximately $88.6 billion in assets under management.

The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director in the Salomon Brothers Asset Management group and has been with the firm (or its predecessor) since 1983.

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

The Strategic Fixed Income Portfolio investment management services are provided by Salomon Brothers Asset Management Inc. The portfolio managers provide these investment management services in their capacity as dual officers of Salomon Brothers Asset Management Inc and Western Asset Management Company, both Legg Mason, Inc. affiliated entities. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Keith J. Gardner, Michael C. Buchanan and Matthew
C. Duda, manages the Portfolio. Mr. Leech, Mr. Walsh, Mr. Gardner and Mr. Duda have been employed as portfolio managers for Western Asset for the past five years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Mr. Gardner, Mr. Buchanan and Mr. Duda are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. ROWE PRICE ASSOCIATES, INC. (T. ROWE PRICE) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2006, T. Rowe Price had approximately $292.9 billion in assets under management.

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert
W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price's Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chief Investment Officer, Investment Advisory Committee Chairman and Vice President.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price's Equity Research Division since joining the firm in 1993.

Focus Value Portfolio

THIRD AVENUE MANAGEMENT LLC. (THIRD AVENUE) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2006, Third Avenue had approximately $23.3 billion in assets under management.

The Focus Value Portfolio is managed by Martin J. Whitman, CFA, Ian Lapey and Kathleen Koltes. Mr. Whitman has been Co-Chief Investment Officer and Portfolio Manager since 2003. Previously, Mr. Whitman served as Chief Investment Officer of Third Avenue (and its predecessor entity) from 1991 to 2003. Mr. Whitman also has been Chairman of Third Avenue Trust (and its predecessors) since 1990. Mr. Lapey has been a portfolio manager of Third Avenue since 2001. Mr. Lapey has also been a senior

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

research analyst for Third Avenue since 2001. Prior to joining Third Avenue, Mr. Lapey had been an equity research analyst with Credit Suisse First Boston since 1997. Ms. Koltes, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Previously, Ms. Koltes was an equity research associate for Alliance Capital Management.

Focus Growth and Income Portfolio

THORNBURG INVESTMENT MANAGEMENT, INC. (THORNBURG) is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2006, Thornburg had approximately $22.5 billion in assets under management.

The Focus Growth and Income Portfolio is managed by William V. Fries, CFA. Mr. Fries has been a Managing Director and portfolio manager at Thornburg since 1995. Previously he had been affiliated with USAA Investment Management Company for over 20 years.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

WELLINGTON MANAGEMENT COMPANY, LLP. (WELLINGTON MANAGEMENT) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2006, Wellington Management had approximately $542 billion in assets under management.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius
T. Hill, III, Campe Goodman, CFA, Richard T. Crawford, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Crawford, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Crawford has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 1997. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003) and Eaton Vance Management (1995-2001).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2002.

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

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President, Partner and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

PAYMENTS IN CONNECTION WITH DISTRIBUTION

Certain of the Trust's Subadvisers or their affiliates make payments to certain AIG-affiliated life insurance companies in connection with services related to the availability of the Portfolio(s) they manage being offered through the Variable Contracts. SunAmerica makes payments to such life insurance companies pursuant to a profit sharing agreement between SunAmerica and the life insurance companies. Furthermore, SunAmerica receives financial support from certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

LEGAL PROCEEDINGS

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York

                                                            Seasons Series Trust

("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 3 shares of each Portfolio except Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these service fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios' Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing

                                                            Seasons Series Trust
procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should

Seasons Series Trust
not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 3 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+        $ 9.00        $0.03           $(0.20)         $(0.17)       $(0.14)        $  --         $  --         $(0.14)
03/31/04           8.69         0.03             2.37            2.40         (0.09)           --            --          (0.09)
03/31/05          11.00         0.07             0.57            0.64         (0.04)           --            --          (0.04)
03/31/06          11.60         0.08             1.48            1.56         (0.07)           --            --          (0.07)

                                         Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+        $ 9.83        $0.05           $(0.11)         $(0.06)       $(0.20)        $  --         $  --         $(0.20)
03/31/04           9.57         0.10             2.03            2.13         (0.15)           --            --          (0.15)
03/31/05          11.55         0.14             0.31            0.45         (0.10)           --            --          (0.10)
03/31/06          11.90         0.17             1.09            1.26         (0.14)           --            --          (0.14)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+     $  8.69        (1.90)%       $    49       1.39%#             0.88%#             106%(2)
03/31/04        11.00        27.63           3,038         1.40               0.38             100(2)
03/31/05        11.60         5.80(1)       18,448         1.29               0.62             107(2)
03/31/06        13.09        13.47(1)       28,135         1.37(3)            0.63(3)          114
                                  Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+     $  9.57        (0.58)%       $   172       1.28%#             1.70%#             109%(2)
03/31/04        11.55        22.37           9,269         1.30               1.06             105(2)
03/31/05        11.90         3.89(1)       44,413         1.20               1.32             116(2)
03/31/06        13.02        10.63(1)       61,977         1.25(3)            1.37(3)          123

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Growth Portfolio..........................  102%   106%    99%   107%
    Multi-Managed Moderate Growth Portfolio.................  102    108    104    114

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                               03/31/06
                                                               --------
    Multi-Managed Growth Portfolio Class 3..................     0.01%
    Multi-Managed Moderate Growth Portfolio Class 3.........     0.01

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                          Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+        $10.71        $0.08           $0.02            $0.10        $(0.29)        $  --         $  --         $(0.29)
03/31/04          10.52         0.22            1.30             1.52         (0.24)           --            --          (0.24)
03/31/05          11.80         0.28            0.10             0.38         (0.21)           --            --          (0.21)
03/31/06          11.97         0.31            0.42             0.73         (0.27)           --            --          (0.27)

                                              Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+        $11.34        $0.14           $0.12            $0.26        $(0.34)        $  --         $  --         $(0.34)
03/31/04          11.26         0.28            0.88             1.16         (0.32)           --            --          (0.32)
03/31/05          12.10         0.35           (0.15)            0.20         (0.29)           --            --          (0.29)
03/31/06          12.01         0.38            0.08             0.46         (0.36)           --            --          (0.36)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                   Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+     $ 10.52        0.93%         $   249       1.26%#                2.67%#           87%(2)
03/31/04        11.80       14.53            9,753         1.25                2.15            113(2)
03/31/05        11.97        3.20(1)        41,835         1.16                2.46            108(2)
03/31/06        12.43        6.08(1)        51,526         1.21(3)             2.54(3)         121
                                      Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+     $ 11.26        2.37%         $    74       1.21%#                3.24%#           97%(2)
03/31/04        12.10       10.39            7,925         1.22                2.77            126(2)
03/31/05        12.01        1.61(1)        25,758         1.14                3.04            112(2)
03/31/06        12.11        3.83(1)        31,264         1.21(1)(3)          3.16(1)(3)      118

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002   2003   2004   2005
                                                              ----   ----   ----   ----
    Multi-Managed Income/Equity Portfolio...................   62%    85%   111%   106%
    Multi-Managed Income Portfolio..........................   57     94    123    110

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/06
                                                              --------
    Multi-Managed Income/Equity Portfolio Class 3...........    0.00%
    Multi-Managed Income Portfolio Class 3..................    0.00

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                      Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+        $ 9.00        $ 0.02          $(0.47)         $(0.45)       $(0.11)        $  --         $  --         $(0.11)
03/31/04           8.44          0.07            2.36            2.43         (0.11)           --            --          (0.11)
03/31/05          10.76          0.11            0.49            0.60         (0.10)           --            --          (0.10)
03/31/06          11.26          0.18            1.35            1.53         (0.14)           --            --          (0.14)

                                                     Stock Portfolio Class 3
11/11/02-
03/31/03+         11.34            --           (0.37)          (0.37)           --            --            --             --
03/31/04          10.97         (0.02)           3.77            3.75            --            --            --             --
03/31/05          14.72          0.05            0.44            0.49            --            --            --             --
03/31/06          15.21          0.02            2.29            2.31         (0.05)           --            --          (0.05)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                              Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+     $  8.44        (5.02)%       $   241       1.22%#                0.68%#          145%(5)
03/31/04        10.76        28.86(2)       13,530         1.29(1)             0.84(1)         108(5)
03/31/05        11.26         5.58(3)       58,809         1.20(1)             1.01(1)         159(5)
03/31/06        12.65        13.63(3)       78,965         1.15(1)(4)          1.53(1)(4)      118
                                              Stock Portfolio Class 3
11/11/02-
03/31/03+       10.97        (3.26)            189         1.22#              (0.04)#           45
03/31/04        14.72        34.18          10,471         1.24               (0.13)            42
03/31/05        15.21         3.33          46,811         1.18                0.38             42
03/31/06        17.47        15.16          63,310         1.18(1)             0.09(1)          45

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                    03/31/04   03/31/05   03/31/06
                                                                    --------   --------   --------
    Asset Allocation: Diversified Growth Portfolio Class 3 ......     0.01%      0.00%      0.01%
    Stock Portfolio Class 3 .....................................       --         --       0.00%

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                                          03/31/06
                                                                                          --------
    Asset Allocation: Diversified Growth Portfolio Class 3 ...........................     0.05%

(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                         2002   2003   2004   2005
                                                                         ----   ----   ----   ----
    Asset Allocation: Diversified Growth Portfolio....................   233%   143%   106%    156%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+         $6.27        $   --          $(0.31)         $(0.31)       $   --         $  --         $  --         $   --
03/31/04           5.96         (0.02)           1.87            1.85            --            --            --             --
03/31/05           7.81          0.02            0.42            0.44            --            --            --             --
03/31/06           8.25         (0.01)           1.15            1.14         (0.01)           --            --          (0.01)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ----------------------------------------------------------------------------------------
                                         Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+     $   5.96        (4.94)%       $   141         1.35%#(1)          (0.01)%#(1)       58%
03/31/04          7.81        31.04           5,122         1.35(1)            (0.24)(1)         44
03/31/05          8.25         5.63          26,636         1.27(1)             0.26(1)          38
03/31/06          9.38        13.82          77,751         1.19(2)            (0.12)(2)         54

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Growth Portfolio Class 3..........................      --%      0.10%#     0.06%     (0.03)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Growth Portfolio Class 3..........................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+         $7.22        $0.01           $(0.36)         $(0.35)       $(0.01)        $  --         $  --         $(0.01)
03/31/04           6.86           --             2.15            2.15            --            --            --             --
03/31/05           9.01         0.06             0.42            0.48         (0.00)           --            --          (0.00)
03/31/06           9.49         0.03             0.98            1.01         (0.05)           --            --          (0.05)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE          AVERAGE NET      PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)     NET ASSETS(1)        ASSETS(1)       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                       Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+     $  6.86        (4.81)%       $    97       1.28%#                0.31%#           59%
03/31/04         9.01        31.39           2,095         1.35                0.03             78
03/31/05         9.49         5.33           7,393         1.35                0.66             58
03/31/06        10.45        10.65          10,919         1.35(2)             0.33(2)          70

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Large Cap Composite Portfolio Class 3.......................      --%      0.68%#     0.43%      0.16%      0.11%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Composite Portfolio Class 3.......................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+        $ 8.27        $ 0.03          $(0.46)         $(0.43)       $(0.02)       $(0.04)        $  --         $(0.06)
03/31/04           7.78          0.08            2.93            3.01         (0.07)           --            --          (0.07)
03/31/05          10.72          0.11            0.86            0.97         (0.06)           --            --          (0.06)
03/31/06          11.63          0.13            1.26            1.39         (0.09)        (0.07)           --          (0.16)

                                                 Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+          7.76         (0.03)          (0.08)          (0.11)           --            --            --             --
03/31/04           7.65         (0.10)           4.01            3.91            --            --            --             --
03/31/05          11.56         (0.09)           0.62            0.53            --            --            --             --
03/31/06          12.09         (0.05)           3.02            2.97            --         (0.42)           --          (0.42)

                NET                          NET                            RATIO OF
               ASSET                       ASSETS        RATIO OF              NET
               VALUE                       END OF       EXPENSES TO        INVESTMENT
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET         INCOME TO       PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                         Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+     $  7.78        (5.27)%       $   140         1.28%#(1)           1.14%#(1)        32%
03/31/04        10.72        38.76           5,528         1.35(1)             0.87(1)          29
03/31/05        11.63         9.08          32,460         1.20(1)             1.03(1)          32
03/31/06        12.86        12.00          85,913         1.20(2)             1.14(2)          39

                                         Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+        7.65        (1.42)            139         1.40#(1)           (0.98)#(1)       117
03/31/04        11.56        51.11           5,917         1.40(1)            (1.07)(1)         97
03/31/05        12.09         4.58          24,891         1.37(1)            (0.85)(1)         81
03/31/06        14.64        24.79          45,247         1.29(2)            (0.38)(2)         86

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------
    Large Cap Value Portfolio Class 3...........................      --%      0.09%#     0.01%     (0.00)%
    Mid Cap Growth Portfolio Class 3............................      --       0.19#      0.06      (0.08)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Large Cap Value Portfolio Class 3...........................    0.00%
    Mid Cap Growth Portfolio Class 3............................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+        $11.07        $ 0.04          $(0.34)         $(0.30)       $(0.02)       $(0.16)        $  --         $(0.18)
03/31/04          10.59          0.05            4.80            4.85         (0.08)        (0.01)           --          (0.09)
03/31/05          15.35          0.09            2.56            2.65         (0.03)        (0.30)           --          (0.33)
03/31/06          17.67          0.12            2.60            2.72         (0.07)        (1.16)           --          (1.23)

                                                   Small Cap Portfolio Class 3
11/11/02-
03/31/03+          6.19         (0.01)          (0.19)          (0.20)           --            --            --             --
03/31/04           5.99         (0.05)           2.93            2.88            --            --            --             --
03/31/05           8.87         (0.05)           0.12            0.07            --            --            --             --
03/31/06           8.94         (0.02)           1.76            1.74            --         (0.08)           --          (0.08)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD       AVERAGE NET          AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)        ASSETS           NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                          Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+     $  10.59       (2.84)%       $   138         1.40%#(1)           0.97%#(1)        61%
03/31/04         15.35       45.86           5,435         1.40(1)             0.37(1)          50
03/31/05         17.67       17.37          30,602         1.26(1)             0.58(1)          42
03/31/06         19.16       15.74          54,833         1.27                0.69             46
                                            Small Cap Portfolio Class 3
11/11/02-
03/31/03+         5.99       (3.23)            120         1.40#(1)           (0.58)#(1)        91
03/31/04          8.87       48.08           5,609         1.40(1)            (0.72)(1)        134
03/31/05          8.94        0.79          25,076         1.40(1)            (0.66)(1)        134
03/31/06         10.60       19.57          64,565         1.40(1)(2)         (0.23)(1)(2)      85

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03    03/31/04   03/31/05   03/31/06
                                                                  --------   --------    --------   --------   --------
    Mid Cap Value Portfolio Class 3.............................      --%      (0.01)%#    0.03%     (0.01)%       --%
    Small Cap Portfolio Class 3.................................      --        0.25#      0.08      (0.08)      0.02

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Small Cap Portfolio Class 3.................................    0.00%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                              International Equity Portfolio Class 3
11/11/02-
03/31/03+        $ 5.69        $  --           $(0.56)         $(0.56)       $(0.01)       $   --         $  --         $(0.01)
03/31/04           5.12         0.04             2.63            2.67         (0.06)           --            --          (0.06)
03/31/05           7.73         0.02             0.83            0.85         (0.08)           --            --          (0.08)
03/31/06           8.50         0.05             2.12            2.17         (0.03)        (0.14)           --          (0.17)

                                            Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+         10.49         0.09             0.13            0.22         (0.04)           --            --          (0.04)
03/31/04          10.67         0.29             0.22            0.51         (0.25)           --            --          (0.25)
03/31/05          10.93         0.34            (0.34)             --         (0.30)        (0.01)           --          (0.31)
03/31/06          10.62         0.35            (0.23)           0.12         (0.31)        (0.05)           --          (0.36)

                                                                            RATIO OF
                NET                         NET=                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
------------  ---------------------------------------------------------------------------------------
                                      International Equity Portfolio Class 3
11/11/02-
03/31/03+     $  5.12        (9.79)%      $    144         1.55%#(1)           0.15%#(1)        53%
03/31/04         7.73        52.29           4,277         1.55(1)             0.66(1)          50
03/31/05         8.50        11.07          27,288         1.55(1)             0.28(1)          84
03/31/06        10.50        25.66         102,098         1.55(1)             0.53(1)          71
                                    Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+       10.67         2.15             978         1.25#(1)            2.68#(1)         63(2)
03/31/04        10.93         4.84           9,120         1.15(1)             2.99(1)         109(2)
03/31/05        10.62        (0.03)         32,192         1.09                3.31             88(2)
03/31/06        10.38         1.11(3)       72,452         1.08                3.44             94

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    International Equity Portfolio Class 3......................      --%      0.49%#     0.30%     (0.00)%     0.03%
    Diversified Fixed Income Portfolio Class 3..................      --       0.14#     (0.01)        --         --

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  2002   2003   2004   2005
                                                                  ----   ----   ----   ----
    Diversified Fixed Income Portfolio..........................   44%    60%   106%    82%

(3) The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                             Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@        $10.00        $0.04           $(0.38)         $(0.34)       $   --        $   --         $  --         $   --
03/31/06           9.66         0.48             0.23            0.71         (0.29)        (0.01)           --          (0.30)

                                                Cash Management Portfolio Class 3
11/11/02-
03/31/03+         10.95         0.01               --            0.01         (0.14)           --            --          (0.14)
03/31/04          10.82         0.01               --            0.01         (0.07)           --            --          (0.07)
03/31/05          10.76         0.09            (0.01)           0.08         (0.01)           --            --          (0.01)
03/31/06          10.83         0.32            (0.01)           0.31         (0.10)           --            --          (0.10)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                      Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@     $   9.66       (3.40)%        $17,193         1.55%#             3.59%#            5%
03/31/06         10.07        7.45           48,116         1.47               4.59(2)          42
                                         Cash Management Portfolio Class 3
11/11/02-
03/31/03+        10.82        0.11              348        1.10#               0.25#            --
03/31/04         10.76        0.09            6,224         1.05               0.06             --
03/31/05         10.83        0.74           12,284         0.97               0.82             --
03/31/06         11.04        2.88           21,357         0.87               2.95(2)          --

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Strategic Fixed Income Portfolio Class 3....................      --%        --%        --%      1.41%     (0.09)%
    Cash Management Portfolio Class 3...........................      --       0.03#     (0.01)      0.00       0.03

(2) Gross of Custody Credits of 0.01%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                  Focus Growth Portfolio Class 3
11/11/02-
03/31/03+         $5.70        $(0.01)         $(0.22)         $(0.23)       $  --          $  --         $  --          $  --
03/31/04           5.47         (0.05)           2.45            2.40           --             --            --             --
03/31/05           7.87         (0.00)          (0.34)          (0.34)          --             --            --             --
03/31/06           7.53         (0.07)           1.54            1.47           --             --            --             --

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                           Focus Growth Portfolio Class 3
11/11/02-
03/31/03+     $   5.47       (4.04)%        $    99         1.55%#             (0.66)%#         143%
03/31/04          7.87       43.88            6,775         1.55               (0.75)            90
03/31/05          7.53       (4.32)          21,909         1.55               (0.07)           200
03/31/06          9.00       19.52           39,589         1.41(2)            (0.81)(2)        102

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Focus Growth Portfolio Class 3..............................      --%      0.26%#     0.08%     (0.09)%    (0.03)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                  03/31/06
                                                                  --------
    Focus Growth Portfolio Class 3..............................    0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                 Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+        $ 2.85        $(0.02)         $ 0.01          $(0.01)       $   --        $   --        $   --         $   --
03/31/04           2.84         (0.07)           2.30            2.23            --            --            --             --
03/31/05           5.07         (0.06)           0.00           (0.06)           --            --            --             --
03/31/06           5.01         (0.08)           1.47            1.39            --            --            --             --

                                            Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+          6.96         (0.01)          (0.17)          (0.18)           --            --            --             --
03/31/04           6.78         (0.03)           2.52            2.49            --            --            --             --
03/31/05           9.27          0.01            0.02            0.03            --            --            --             --
03/31/06           9.30          0.08            1.21            1.29         (0.01)           --            --          (0.01)

                                                  Focus Value Portfolio Class 3
11/11/02-
03/31/03+          9.12            --              --              --         (0.07)        (0.25)        (0.03)         (0.35)
03/31/04           8.77          0.09            4.23            4.32            --            --            --             --
03/31/05          13.09          0.03            1.46            1.49         (0.08)        (0.69)           --          (0.77)
03/31/06          13.81          0.05            1.96            2.01            --         (0.60)           --          (0.60)

                                                                            RATIO OF
                NET                          NET                               NET
               ASSET                       ASSETS        RATIO OF          INVESTMENT
               VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD      RETURN**        (000'S)     NET ASSETS(1)      NET ASSETS(1)     TURNOVER
------------  ---------------------------------------------------------------------------------------
                                          Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+     $   2.84       (0.35)%       $   100         1.68%#             (1.52)%#         253%
03/31/04          5.07       78.52           3,830         1.75               (1.70)           183
03/31/05          5.01       (1.18)         11,321         1.75               (1.15)           155
03/31/06          6.40       27.74          19,386         1.75               (1.41)           116
                                     Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+         6.78       (2.59)            105         1.55#              (0.44)#          180
03/31/04          9.27       36.73           6,855         1.55               (0.35)            84
03/31/05          9.30        0.32          22,063         1.55                0.16             77
03/31/06         10.58       13.90          27,151         1.52                0.85            164
                                           Focus Value Portfolio Class 3
11/11/02-
03/31/03+         8.77       (0.12)            115         1.55#              (0.12)#          190
03/31/04         13.09       49.26           4,494         1.55                0.87            165
03/31/05         13.81       11.58          21,657         1.55                0.25            130
03/31/06         15.22       14.78          41,737         1.48                0.37            152

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

 # Annualized

  + Inception date of class.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                                                  --------   --------   --------   --------   --------
    Focus TechNet Portfolio Class 3.............................      --%      1.74%#     0.52%      0.19%     (0.07)%
    Focus Growth and Income Portfolio Class 3...................      --       0.79#      0.27      (0.01)     (0.10)
    Focus Value Portfolio Class 3...............................      --       0.76#      0.27      (0.02)     (0.07)

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS     DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET      DECLARED
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED      FROM NET
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON      RETURN OF        TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS     CAPITAL     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                               Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@        $10.00        $(0.00)         $(0.15)         $(0.15)       $   --        $   --         $  --         $   --
03/31/06           9.85          0.02            1.62            1.64         (0.05)        (0.01)           --          (0.06)

                                           Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@         10.00         (0.00)          (0.17)          (0.17)           --            --            --             --
03/31/06           9.83          0.08            1.34            1.42         (0.09)        (0.01)           --          (0.10)

                                              Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@         10.00         (0.00)          (0.15)          (0.15)           --            --            --             --
03/31/06           9.85          0.15            1.02            1.17         (0.11)        (0.03)           --          (0.14)

                                              Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@         10.00         (0.00)          (0.14)          (0.14)           --            --            --             --
03/31/06           9.86          0.14            0.54            0.68         (0.14)        (0.09)           --          (0.23)

                                                                             RATIO OF
                                              NET                               NET
              NET ASSET                     ASSETS        RATIO OF          INVESTMENT
                VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD         END OF        TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED          PERIOD       RETURN**        (000'S)     NET ASSETS(2)      NET ASSETS(2)     TURNOVER
------------  ----------------------------------------------------------------------------------------
                                        Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@     $   9.85       (1.50)%        $ 5,308         0.35%#             (0.35)%#          1%
03/31/06         11.43       16.61           63,384         0.34(1)(3)          0.21(1)(3)      24
                                    Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@         9.83       (1.70)           3,314         0.35#              (0.35)#           5
03/31/06         11.15       14.40           99,205         0.28(1)(3)          0.82(1)(3)      21
                                       Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@         9.85       (1.50)           3,388         0.35#              (0.35)#           0
03/31/06         10.88       11.93           69,582         0.31(1)(3)          1.12(1)(3)      29
                                       Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@         9.86       (1.40)           3,958         0.35#              (0.35)#           0
03/31/06         10.54        9.29           40,900         0.35(1)(3)          1.42(1)(3)      67

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

 @ Commencement of Operations

 # Annualized

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/05#   03/31/06
                                                                  ---------   --------
    Allocation Growth Portfolio Class 3.........................    4.37%      (0.05)%
    Allocation Moderate Growth Portfolio Class 3................    5.58          --
    Allocation Moderate Portfolio Class 3.......................    5.32       (0.04)
    Allocation Balanced Portfolio Class 3.......................    5.45        0.00

(2) Does not include underlying fund expenses that the Portfolios bear indirectly.

(3) Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     The Trust's Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust
                                       88